UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04642
                                                     ---------

                          The Phoenix Edge Series Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              CT Corporation System
                               155 Federal Street
                                Boston, MA 02110
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Kathleen A. McGah, Esq.
Vice President, Chief Legal Officer,                    John H. Beers, Esq.
Counsel and Secretary for Registrant                Vice President and Counsel
   Phoenix Life Insurance Company                 Phoenix Life Insurance Company
          One American Row                               One American Row
       Hartford, CT 06103-2899                        Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 541-0171
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2010
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


($ reported in thousands)

FOOTNOTE LEGEND
---------------

1) Federal Income Tax Information: For tax information at March 31, 2010, see the Federal Income Tax Information Note 3 in the Notes to Schedules of Investments.

2)    Non-income  producing

3) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See table below.

                                              Market Value
Series                                  (reported in thousands)    % of Net Assets
---------------------------             -----------------------    ---------------
Multi-Sector
Fixed Income Series                           $  42,135                 20.5%

Multi-Sector                                      6,550                 19.3
  Short Term Bond Series

Strategic Allocation Series                      12,094                  7.2




5) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.

6)    Illiquid  Security.

7) Security valued at fair value as determined in good faith by or under the direction of the Trustees.

8) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

9)   Affiliated Fund.

                          PHOENIX CAPITAL GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                        SHARES              VALUE
                                      -----------        ----------
COMMON STOCKS -- 98.0%

CONSUMER DISCRETIONARY -- 10.2%
Amazon.com, Inc.(2)                     35,657           $    4,840
Coach, Inc.                             62,365                2,465
DIRECTV Class A(2)                      60,418                2,043
Johnson Controls, Inc.                  84,319                2,782
Lowe's Cos., Inc.                      100,887                2,445
Staples, Inc.                          121,317                2,838
Target Corp.                            76,925                4,046
Time Warner, Inc.(2)                    76,251                2,384
                                                         ----------
                                                             23,843
                                                         ----------

CONSUMER STAPLES -- 14.9%
Coca-Cola Co. (The)                    113,791                6,258
Colgate-Palmolive Co.                   41,034                3,498
Mead Johnson Nutrition Co. Class A      69,799                3,632
PepsiCo, Inc.                           65,095                4,307
Philip Morris International, Inc.       79,612                4,153
Procter & Gamble Co. (The)              92,650                5,862
Wal-Mart Stores, Inc.                   86,066                4,785
Walgreen Co.                            63,348                2,350
                                                         ----------
                                                             34,845
                                                         ----------

ENERGY -- 5.7%
Canadian Natural Resources Ltd.         45,505                3,369
Denbury Resources, Inc.(2)              71,816                1,211
Occidental Petroleum Corp.              28,499                2,409
Range Resources Corp.                   48,427                2,270
Schlumberger Ltd.                       33,875                2,150
Southwestern Energy Co.(2)              48,025                1,956
                                                         ----------
                                                             13,365
                                                         ----------

FINANCIALS -- 2.7%
American Express Co.                    67,917                2,802
JPMorgan Chase & Co.                    80,958                3,623
                                                         ----------
                                                              6,425
                                                         ----------

HEALTH CARE -- 16.9%
Abbott Laboratories                     75,951                4,001
Aetna, Inc.                             70,238                2,466
Allergan, Inc.                          44,663                2,918
Amgen, Inc.(2)                          74,370                4,444
Baxter International, Inc.              48,796                2,840
Becton, Dickinson & Co.                 24,835                1,955
Covidien plc                            64,807                3,259
Johnson & Johnson                       87,142                5,682
Pfizer, Inc.                           267,764                4,592
St. Jude Medical, Inc.(2)               46,581                1,912
Teva Pharmaceutical Industries Ltd.
  Sponsored ADR                         38,346                2,419
UnitedHealth Group, Inc.                99,273                3,243
                                                         ----------
                                                             39,731
                                                         ----------

INDUSTRIALS -- 12.0%
3M Co.                                  34,176                2,856
Cummins, Inc.                           46,276                2,867
Danaher Corp.                           30,883                2,468
Emerson Electric Co.                    52,728                2,654
Parker Hannifin Corp.                   38,749                2,509
Raytheon Co.                            64,156                3,664
Rockwell Collins, Inc.                  45,738                2,863
United Parcel Service, Inc. Class B     36,867                2,375
United Technologies Corp.               78,537                5,781
                                                         ----------
                                                             28,037
                                                         ----------

INFORMATION TECHNOLOGY -- 32.9%
Adobe Systems, Inc.(2)                  68,993                2,440
Apple, Inc.(2)                          52,573               12,351
Cisco Systems, Inc.(2)                 270,197                7,033
Citrix Systems, Inc.(2)                 66,842                3,173
Corning, Inc.                          120,782                2,441
eBay, Inc.(2)                          142,558                3,842
EMC Corp.(2)                           175,660                3,169
Google, Inc. Class A(2)                 14,417                8,175
Hewlett-Packard Co.                    135,567                7,205
Intel Corp.                            143,228                3,188
International Business Machines Corp.   40,932                5,250
Microsoft Corp.                        353,166               10,337
Oracle Corp.                            91,980                2,363
QUALCOMM, Inc.                          70,608                2,965
Visa, Inc. Class A                      34,851                3,172
                                                         ----------
                                                             77,104
                                                         ----------

MATERIALS -- 2.7%
Freeport-McMoRan Copper & Gold, Inc.    50,141                4,189
Monsanto Co.                            30,514                2,179
                                                         ----------
                                                              6,368
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $184,941)                                  229,718
-------------------------------------------------------------------

                     See Notes to Schedules of Investments

                          PHOENIX CAPITAL GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            SHARES         VALUE
                                         -----------     ----------
TOTAL LONG TERM INVESTMENTS -- 98.0%
(IDENTIFIED COST $184,941)                                  229,718
-------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.8%

MONEY MARKET MUTUAL FUNDS -- 1.8%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                  4,218,317     $    4,218
-------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,218)                                      4,218
-------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.8%
(IDENTIFIED COST $189,159)                                  233,936(1)

Other assets and liabilities, net -- 0.2%                       536
                                                         ----------
NET ASSETS -- 100.0%                                     $  234,472
                                                         ==========

Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                  TOTAL VALUE AT
                                     MARCH 31,           LEVEL 1
INVESTMENT IN SECURITIES:              2010          QUOTED PRICES
------------------------------------------------------------------
Equity Securities:
    Common Stocks                  $  229,718        $     229,718
    Short-Term Investments              4,218                4,218
Total Investments                     233,936              233,936

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

           PHOENIX DYNAMIC ASSET ALLOCATION SERIES : AGGRESSIVE GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                         VALUE
                                                     SHARES              (000)
                                                   ----------          --------
EXCHANGE TRADED FUNDS -- 48.4%

iShares S&P Developed Ex-U.S.                          19,781         $     612
  Property Index Fund
iShares S&P Global Infrastructure
  Index Fund                                           29,297             1,002
iShares S&P GSCI Commodity Index
  Trust(2)                                             38,750             1,207
SPDR S&P International Small Cap ETF                   45,665             1,221
Vanguard Emerging Markets ETF                          14,960               631
Vanguard Intermediate-Term Bond ETF                    10,808               868
Vanguard Large-Cap ETF                                 11,263               600
Vanguard Small-Cap Value ETF                           33,313             2,000
Vanguard Value ETF                                     34,850             1,759
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $8,504)                                                  9,900
-------------------------------------------------------------------------------

MUTUAL FUNDS -- 51.0%

Phoenix Capital Growth Series(9)                       95,468             1,268
Phoenix Mid-Cap Growth Series(9)                       91,818             1,189
Phoenix Small-Cap Growth Series(9)                     65,586               804
Phoenix-Aberdeen International
  Series(9)                                           184,207             2,755
Phoenix-Duff & Phelps Real Estate
  Series(9)                                            49,082             1,085
Sentinel Common Stock Fund                            100,452             2,910
Sentinel Government Securities Fund                    37,562               403
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $8,233)                                                 10,414
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.4%
(IDENTIFIED COST $16,737)                                                20,314
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%

MONEY MARKET MUTUAL FUNDS -- 0.7%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                             133,496               133
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $133)                                                      133
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
(IDENTIFIED COST $16,870)                                                20,447(1)

Other assets and liabilities, net -- (0.1)%                                 (22)
                                                                       --------
NET ASSETS -- 100.0%                                                  $  20,425
                                                                       ========

Refer to Footnote Legend

ABBEVIATIONS:

ETF     Exchange Traded Fund

SPDR    S&P Depositary Receipt.


                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                 TOTAL VALUE AT
                                                     MARCH 31,       LEVEL 1
INVESTMENT IN SECURITIES:                              2010       QUOTED PRICES
--------------------------------------------------------------------------------
Equity Securities:
    Exchange Traded Funds                         $       9,900   $       9,900
    Mutual Funds                                         10,414          10,414
    Short-Term Investments                                  133             133
Total Investments                                 $      20,447   $      20,447

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                      See Notes to Schedules of Investments

                PHOENIX DYNAMIC ASSET ALLOCATION SERIES : GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                         VALUE
                                                    SHARES               (000)
                                                   --------          ----------
EXCHANGE TRADED FUNDS -- 50.1%
iShares Barclays Treasury Inflation
  Protected Securities Bond Fund                     10,227          $    1,063
iShares S&P Developed Ex-U.S.
  Property Index Fund                                22,457                 695
iShares S&P Global Infrastructure
  Index Fund                                         41,323               1,414
iShares S&P GSCI Commodity Index
  Trust(2)                                           56,510               1,760
SPDR S&P International Small Cap ETF                 74,660               1,996
Vanguard Emerging Markets ETF                        17,460                 736
Vanguard Intermediate-Term Bond ETF                  25,780               2,070
Vanguard Large-Cap ETF                               16,702                 890
Vanguard Short-Term Bond ETF                         15,440               1,235
Vanguard Small-Cap Value ETF                         50,261               3,017
Vanguard Value ETF                                   59,640               3,010
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,677)                                                17,886
-------------------------------------------------------------------------------

MUTUAL FUNDS -- 49.2%

JPMorgan Short Duration Bond Fund                   112,136               1,221
Phoenix Capital Growth Series(9)                    166,160               2,208
Phoenix Mid-Cap Growth Series(9)                    133,727               1,732
Phoenix Small-Cap Growth Series(9)                  102,626               1,258
Phoenix-Aberdeen International
  Series(9)                                         257,421               3,850
Phoenix-Duff & Phelps Real Estate                    65,154               1,440
  Series(9)
Sentinel Common Stock Fund                          165,378               4,791
Sentinel Government Securities Fund                  97,306               1,043
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $14,070)                                                17,543
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.3%
(IDENTIFIED COST $29,747)                                                35,429
 ------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%

MONEY MARKET MUTUAL FUNDS -- 0.7%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                           259,401                 259
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $259)                                                      259
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
(IDENTIFIED COST $30,006)                                                35,688(1)

Other assets and liabilities, net -- 0.0%                                    (2)
                                                                     ----------
NET ASSETS -- 100.0%                                                 $   35,686
                                                                     ==========

Refer to Footnote Legend

ABBREVIATIONS:

ETF     Exchange Traded Fund

SPDR    S&P Depositary Receipt.

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                   TOTAL VALUE AT
                                                      MARCH 31,      LEVEL 1
INVESTMENT IN SECURITIES:                               2010      QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
    Exchange Traded Funds                          $      17,886  $      17,886
    Mutual Funds                                          17,543         17,543
    Short-Term Investments                                   259            259
Total Investments                                         35,688         35,688

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

               PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                       VALUE
                                                   SHARES              (000)
                                                 -----------       ------------
EXCHANGE TRADED FUNDS -- 55.6%

iShares Barclays Treasury Inflation
  Protected Securities Bond Fund                      41,238       $      4,285
iShares S&P GSCI Commodity Index
  Trust(2)                                            34,470              1,074
SPDR S&P International Small Cap ETF                  39,940              1,068
Vanguard Intermediate-Term Bond ETF                   35,500              2,850
Vanguard Large-Cap ETF                                13,308                709
Vanguard Long-Term Bond ETF                           23,216              1,786
Vanguard Short-Term Bond ETF                          55,560              4,446
Vanguard Small-Cap Value ETF                          23,548              1,413
Vanguard Value ETF                                    42,115              2,126
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $17,544)                                                19,757
-------------------------------------------------------------------------------

MUTUAL FUNDS -- 40.5%

JPMorgan Short Duration Bond Fund                    408,221              4,445
Phoenix Capital Growth Series(9)                      53,433                710
Phoenix Mid-Cap Growth Series(9)                      95,715              1,240
Phoenix-Aberdeen International
  Series(9)                                          154,325              2,308
Sentinel Common Stock Fund                           134,696              3,902
Sentinel Government Securities Fund                  165,367              1,773
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $12,732)                                                14,378
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 96.1%
(IDENTIFIED COST $30,276)                                                34,135
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.0%

MONEY MARKET MUTUAL FUNDS -- 3.0%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                          1,072,277              1,072
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,072)                                                  1,072
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.1%
(IDENTIFIED COST $31,348)                                                35,207(1)

Other assets and liabilities, net -- 0.9%                                   325
                                                                   ------------
NET ASSETS -- 100.0%                                               $     35,532
                                                                   ============

Refer to Footnote Legend

ABBREVIATIONS:

ETF     Exchange Traded Fund

SPDR    S&P Depositary Receipt.

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT
                                                   MARCH 31,          LEVEL 1
INVESTMENT IN SECURITIES:                            2010          QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
    Exchange Traded Funds                       $      19,757     $      19,757
    Mutual Funds                                       14,378            14,378
    Short-Term Investments                              1,072             1,072
Total Investments                               $      35,207     $      35,207

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

            PHOENIX DYNAMIC ASSET ALLOCATION SERIES : MODERATE GROWTH
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                        VALUE
                                                  SHARES                (000)
                                                ----------             --------
EXCHANGE TRADED FUNDS -- 54.6%

  iShares Barclays Treasury
    Inflation Protected Securities
    Bond Fund                                       21,859             $  2,271
  iShares S&P Developed Ex-U.S.
    Property Index Fund                             20,582                  637
  iShares S&P Global Infrastructure
    Index Fund                                      28,202                  965
  iShares S&P GSCI Commodity Index
    Trust (2)                                       41,710                1,299
  SPDR S&P International Small Cap
    ETF                                             48,330                1,292
  Vanguard Emerging Markets ETF                     15,380                  649
  Vanguard Intermediate-Term Bond
    ETF                                             26,209                2,104
  Vanguard Large-Cap ETF                            15,097                  805
  Vanguard Long-Term Bond ETF                       10,564                  813
  Vanguard Short-Term Bond ETF                      34,290                2,744
  Vanguard Small-Cap Value ETF                      32,078                1,925
  Vanguard Value ETF                                41,440                2,091
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $15,788)                                                17,595
-------------------------------------------------------------------------------

MUTUAL FUNDS -- 43.5%

  JPMorgan Short Duration Bond Fund                251,820                2,743
  Phoenix Capital Growth Series (17)                84,975                1,129
  Phoenix Mid-Cap Growth Series (17)               124,262                1,610
  Phoenix-Aberdeen International
    Series (17)                                    172,400                2,578
  Phoenix-Duff & Phelps Real Estate
    Series (17)                                     44,940                  993
  Sentinel Common Stock Fund                       127,515                3,694
  Sentinel Government Securities
    Fund                                           120,232                1,289
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $11,925)                                                14,036
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.1%
(IDENTIFIED COST $27,713)                                                31,631
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.5%

MONEY MARKET MUTUAL FUNDS -- 3.5%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                        1,142,341                1,142
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,142)                                                  1,142
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 101.6%
(IDENTIFIED COST $28,855)                                                32,773(1)

Other assets and liabilities, net -- (1.6)%                                (527)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $  32,246
                                                                      =========

Refer to Footnote Legend

ABBREVIATIONS:

ETF     Exchange Traded Fund

SPDR    S&P Depositary Receipt.

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                  TOTAL VALUE AT
                                                     MARCH 31,       LEVEL 1
INVESTMENT IN SECURITIES:                              2010       QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
    Exchange Traded Funds                       $      17,595     $      17,595
    Mutual Funds                                       14,036            14,036
    Short-Term Investments                              1,142             1,142
Total Investments                                      32,773            32,773

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)


                                                  SHARES               VALUE
                                                -----------         -----------
COMMON STOCKS -- 97.6%

CONSUMER DISCRETIONARY -- 2.3%
McDonald's Corp.                                     31,000         $     2,068
                                                                    -----------

CONSUMER STAPLES -- 12.9%
Altria Group, Inc.                                   94,000               1,929
Bunge Ltd.                                           28,300               1,744
Clorox Co. (The)                                     32,000               2,052
Costco Wholesale Corp.                               31,000               1,851
PepsiCo, Inc.                                        31,000               2,051
Philip Morris International, Inc.                    38,000               1,982
                                                                    -----------
                                                                         11,609
                                                                    -----------

ENERGY -- 19.2%
Chesapeake Energy Corp.                              73,000               1,726
Chevron Corp.                                        25,000               1,896
ConocoPhillips                                       36,000               1,842
Halliburton Co.                                      63,000               1,898
Massey Energy Co.                                    37,000               1,935
Occidental Petroleum Corp.                           23,000               1,944
Petroleo Brasileiro SA ADR                           42,000               1,868
Valero Energy Corp.                                 100,000               1,970
Williams Cos., Inc. (The)                            98,000               2,264
                                                                    -----------
                                                                         17,343
                                                                    -----------

FINANCIALS -- 4.1%
Goldman Sachs Group, Inc. (The)                      11,000               1,877
Hudson City Bancorp, Inc.                           131,700               1,865
                                                                    -----------
                                                                          3,742
                                                                    -----------

HEALTH CARE -- 12.6%
Biogen Idec, Inc.(2)                                 34,000               1,950
Gilead Sciences, Inc.(2)                             40,000               1,819
Johnson & Johnson                                    29,000               1,891
Shire plc ADR                                        31,000               2,045
St. Jude Medical, Inc.(2)                            45,000               1,847
UnitedHealth Group, Inc.                             55,000               1,797
                                                                    -----------
                                                                         11,349
                                                                    -----------

INDUSTRIALS -- 12.8%
Caterpillar, Inc.                                    31,000               1,948
Continental Airlines, Inc. Class B(2)                95,000               2,087
DryShips, Inc.(2)                                   306,000               1,787
Foster Wheeler AG(2)                                 61,000               1,656
L-3 Communications Holdings, Inc.                    23,000               2,108
Union Pacific Corp.                                  27,000               1,979
                                                                    -----------
                                                                         11,565
                                                                    -----------

INFORMATION TECHNOLOGY -- 18.2%
Cisco Systems, Inc.(2)                               77,000               2,004
Corning, Inc.                                       102,000               2,061
Hewlett-Packard Co.                                  38,000               2,020
International Business Machines Corp.                17,200               2,206
Microsoft Corp.                                      65,000               1,903
Nokia Oyj Sponsored ADR                             133,700               2,078
QUALCOMM, Inc.                                       41,700               1,751
Research In Motion Ltd.(2)                           32,000               2,366
                                                                    -----------
                                                                         16,389
                                                                    -----------

MATERIALS -- 9.6%
Alcoa, Inc.                                         138,000               1,965
Freeport-McMoRan Copper & Gold, Inc.                 31,000               2,590
Nucor Corp.                                          40,000               1,815
Potash Corp. of Saskatchewan, Inc.                   19,000               2,268
                                                                    -----------
                                                                          8,638
                                                                    -----------

TELECOMMUNICATION SERVICES -- 4.1%
AT&T, Inc.                                           71,000               1,835
Verizon Communications, Inc.                         61,000               1,892
                                                                    -----------
                                                                          3,727
                                                                    -----------

UTILITIES -- 1.8%
Exelon Corp.                                         38,000               1,665
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $65,664)                                                88,095
-------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 1.7%

PowerShares Deutsche Bank                            64,400               1,561
  Agriculture Fund(2)
-------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,605)                                                  1,561
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.3%
(IDENTIFIED COST $67,269)                                                89,656
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%

MONEY MARKET MUTUAL FUNDS -- 0.7%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                           627,108                 627
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $627)                                                      627
-------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                        PHOENIX GROWTH AND INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

TOTAL INVESTMENTS -- 100.0%
(IDENTIFIED COST $67,896)                                 90,283(1)

Other assets and liabilities, net -- 0.0%                    (20)
                                                   -------------
NET ASSETS -- 100.0%                               $      90,263
                                                   =============

Refer to Footnote Legend

ABBREVIATIONS:

ADR   American Depositary Receipt.

                     See Notes to Schedules of Investments

                        PHOENIX GROWTH AND INCOME SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------------
United States (includes short - term investments)         83%
Canada                                                     5
Bermuda                                                    4
Brazil                                                     2
Finland                                                    2
Greece                                                     2
United Kingdom                                             2
------------------------------------------------------------
Total                                                    100%
------------------------------------------------------------

+ % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                TOTAL VALUE AT
                                                   MARCH 31,         LEVEL 1
INVESTMENT IN SECURITIES:                            2010         QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
     Common Stocks                              $       88,095    $      88,095
     Exchange Traded Funds                               1,561            1,561
     Short-Term Investments                                627              627
Total Investments                                       90,283           90,283

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)


                                                       SHARES            VALUE
                                                     ----------       ---------
COMMON STOCKS -- 99.7%

CONSUMER DISCRETIONARY -- 18.6%
Abercrombie & Fitch Co. Class A                           7,500       $     342
Bed Bath & Beyond, Inc.(2)                               12,300             538
Coach, Inc.                                              11,000             435
Crew (J.) Group, Inc.(2)                                 12,250             562
Ctrip.Com International Ltd.(2)                           7,000             274
DeVry, Inc.                                               8,900             580
Discovery Communications, Inc. Class A(2)                10,000             338
Dollar Tree, Inc.(2)                                      9,500             563
DreamWorks Animation SKG, Inc. Class A(2)                11,500             453
Gentex Corp.                                             10,000             194
Hyatt Hotels Corp.(2)                                     7,500             292
Nordstrom, Inc.                                          13,700             560
Polo Ralph Lauren Corp.                                   2,500             213
Ross Stores, Inc.                                        12,000             642
Royal Caribbean Cruises Ltd.(2)                          12,000             396
Scripps Networks Interactive, Inc. Class A                6,750             299
Strayer Education, Inc.                                   2,800             682
Urban Outfitters, Inc.(2)                                21,000             799
Williams-Sonoma, Inc.                                    14,200             373
WMS Industries, Inc.(2)                                  22,500             944
                                                                      ---------
                                                                          9,479
                                                                      ---------

CONSUMER STAPLES -- 2.8%
Church & Dwight Co., Inc.                                 7,700             515
Mead Johnson Nutrition Co. Class A                       12,300             640
Smucker (J.M.) Co. (The)                                  4,500             271
                                                                      ---------
                                                                          1,426
                                                                      ---------

ENERGY -- 7.8%
Cabot Oil & Gas Corp.                                     8,000             294
CARBO Ceramics, Inc.                                     10,500             655
Concho Resources, Inc.(2)                                15,000             755
Core Laboratories N.V.                                    4,400             576
Oceaneering International, Inc.(2)                        6,000             381
Range Resources Corp.                                    10,000             469
Southwestern Energy Co.(2)                               11,500             468
Whiting Petroleum Corp.(2)                                5,000             404
                                                                      ---------
                                                                          4,002
                                                                      ---------

FINANCIALS -- 5.1%
Affiliated Managers Group, Inc.(2)                        7,000             553
IntercontinentalExchange, Inc.(2)                         5,000             561
Jones Lang LaSalle, Inc.                                  7,500             547
MSCI, Inc. Class A(2)                                    18,000             650
SEI Investments Co.                                      12,500             274
                                                                      ---------
                                                                          2,585
                                                                      ---------

HEALTH CARE -- 14.5%
Alexion Pharmaceuticals, Inc.(2)                         11,000             598
Allscripts-Misys Healthcare Solutions, Inc.(2)           20,000             391
BioMarin Pharmaceutical, Inc.(2)                         12,500             292
Dendreon Corp.(2)                                         7,000             255
Edwards Lifesciences Corp.(2)                             5,500             544
Express Scripts, Inc.(2)                                  9,000             916
HMS Holdings Corp.(2)                                    10,000             510
Human Genome Sciences, Inc.(2)                           13,000             393
Intuitive Surgical, Inc.(2)                               1,000             348
Life Technologies Corp.(2)                                5,000             262
MedAssets, Inc.(2)                                       12,000             252
Mylan, Inc.(2)                                           21,500             488
NuVasive, Inc.(2)                                        15,000             678
ResMed, Inc.(2)                                           5,000             318
Sirona Dental Systems, Inc.(2)                            8,000             304
Talecris Biotherapeutics Holdings Corp.(2)               21,000             418
Volcano Corp.(2)                                         18,000             435
                                                                      ---------
                                                                          7,402
                                                                      ---------

INDUSTRIALS -- 16.1%
Ametek, Inc.                                             16,500             684
Cummins, Inc.                                             3,000             186
Danaher Corp.                                             7,800             623
Fastenal Co.                                             15,000             720
Flowserve Corp.                                           4,000             441
Grainger (W.W.), Inc.                                     5,000             541
Hunt (J.B.) Transport Services, Inc.                     15,000             538
Manpower, Inc.                                            5,000             286
Pall Corp.                                                6,000             243
Precision Castparts Corp.                                 6,100             773
Robinson (C.H.) Worldwide, Inc.                          12,500             698
Rockwell Collins, Inc.                                    8,500             532
Roper Industries, Inc.                                    9,500             549
Sensata Technologies Holding NV(2)                       12,300             221
Stericycle, Inc.(2)                                      15,000             817
Verisk Analytics, Inc. Class A(2)                        13,000             367
                                                                      ---------
                                                                          8,219
                                                                      ---------

INFORMATION TECHNOLOGY -- 27.2%
Agilent Technologies, Inc.(2)                             7,500             258

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP GROWTH SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                        SHARES           VALUE
                                                      ---------       ---------
INFORMATION TECHNOLOGY -- (CONTINUED)
Alliance Data Systems Corp.(2)                            5,500       $     352
Amphenol Corp. Class A                                   11,000             464
Analog Devices, Inc.                                     15,000             432
ANSYS, Inc.(2)                                           15,000             647
Avago Technologies Ltd.(2)                               26,000             534
Citrix Systems, Inc.(2)                                   6,000             285
Cognizant Technology Solutions
  Corp. Class A(2)                                       12,500             637
Dolby Laboratories, Inc. Class A(2)                      13,000             763
Equinix, Inc.(2)                                          5,600             545
F5 Networks, Inc.(2)                                      8,000             492
Hewitt Associates, Inc. Class A(2)                        4,500             179
Informatica Corp.(2)                                     12,500             336
Juniper Networks, Inc.(2)                                10,000             307
Marvell Technology Group Ltd.(2)                         28,300             577
McAfee, Inc.(2)                                           7,700             309
Microchip Technology, Inc.                               19,000             535
MICROS Systems, Inc.(2)                                  11,000             362
National Instruments Corp.                               16,000             534
NetApp, Inc.(2)                                          12,500             407
Novellus Systems, Inc.(2)                                11,500             287
Polycom, Inc.(2)                                          8,500             260
Rovi Corp.(2)                                            15,000             557
Salesforce.com, Inc.(2)                                   4,750             354
Silicon Laboratories, Inc.(2)                            10,700             510
Solera Holdings, Inc.                                     8,000             309
Sybase, Inc.(2)                                          11,000             513
Trimble Navigation Ltd.(2)                               18,500             531
Varian Semiconductor Equipment
  Associates, Inc.(2)                                     9,800             325
VistaPrint NV                                            14,000             801
WebMD Health Corp.(2)                                     4,250             197
Western Digital Corp.(2)                                  7,000             273
                                                                      ---------
                                                                         13,872
                                                                      ---------

MATERIALS -- 2.8%
Cliffs Natural Resources, Inc.                            9,000             639
Nalco Holding Co.                                        12,500             304
Scotts Miracle-Gro Co. (The) Class A                      5,000             232
Sigma-Aldrich Corp.                                       5,000             268
                                                                      ---------
                                                                          1,443
                                                                      ---------

TELECOMMUNICATION SERVICES -- 4.8%
American Tower Corp. Class A(2)                          11,500             490
Crown Castle International Corp.(2)                       9,000             344
NII Holdings, Inc.(2)                                    12,000             500
SBA Communications Corp. Class A(2)                      30,200           1,089
                                                                      ---------
                                                                          2,423
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $39,637)                                                50,851
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.7%
(IDENTIFIED COST $39,637)                                                50,851
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.4%

MONEY MARKET MUTUAL FUNDS -- 0.4%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                               220,568             221
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $221)                                                      221
-------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.1%
(IDENTIFIED COST $39,858)                                                51,072(1)

Other assets and liabilities, net -- (0.1)%                                 (61)
                                                                      ---------
NET ASSETS -- 100.0%                                                  $  51,011
                                                                      =========

Refer to Footnote Legend

                     See Notes to Schedules of Investments

                         PHOENIX MID-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 3/31/10 +
------------------------------------------------------------
United States (includes short - term investments)         94%
Netherlands                                                2
Bermuda                                                    1
China                                                      1
Liberia                                                    1
Singapore                                                  1
------------------------------------------------------------
Total                                                    100%
------------------------------------------------------------

+ % of total investments as of March 31, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                             TOTAL VALUE AT
                                                MARCH 31,           LEVEL 1
INVESTMENT IN SECURITIES:                         2010           QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
     Common Stocks                           $      50,851        $     50,851
     Short-Term Investments                            221                 221
Total Investments                                   51,072              51,072

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
COMMON STOCKS -- 98.3%

CONSUMER DISCRETIONARY -- 6.5%
BorgWarner, Inc.(2)                                                                                 60,400       $   2,306
Gentex Corp.                                                                                       113,700           2,208
Lear Corp.                                                                                          16,200           1,286
PetSmart, Inc.                                                                                      14,400             460
Tupperware Brands Corp.                                                                             24,500           1,181
                                                                                                                 ---------
                                                                                                                     7,441
                                                                                                                 ---------

CONSUMER STAPLES -- 9.2%
Alberto-Culver Co.                                                                                  82,500           2,157
BJ's Wholesale Club, Inc.(2)                                                                        62,500           2,312
D.r. Pepper Snapple Group, Inc.                                                                     65,600           2,307
Molson Coors Brewing Co. Class B                                                                    34,300           1,443
Smucker (J.M.) Co. (The)                                                                            37,600           2,266
                                                                                                                 ---------
                                                                                                                    10,485
                                                                                                                 ---------

ENERGY -- 7.9%
Cabot Oil & Gas Corp.                                                                               56,800           2,090
Plains Exploration & Production Co.(2)                                                              66,500           1,994
Rowan Cos., Inc.(2)                                                                                 87,300           2,541
Southern Union Co.                                                                                  97,100           2,464
                                                                                                                 ---------
                                                                                                                     9,089
                                                                                                                 ---------

FINANCIALS -- 22.5%
Aspen Insurance Holdings Ltd.                                                                       41,000           1,182
AXIS Capital Holdings Ltd.                                                                          75,300           2,354
Commerce Bancshares, Inc.                                                                           59,640           2,454
Eaton Vance Corp.                                                                                   69,600           2,334
Equity Lifestyle Properties, Inc.                                                                   28,100           1,514
Everest Re Group Ltd.                                                                                1,700             138
First Niagara Financial Group, Inc.                                                                 84,500           1,202
HCC Insurance Holdings, Inc.                                                                        81,900           2,260
Healthcare Realty Trust, Inc.                                                                       55,600           1,295
Hudson City Bancorp, Inc.                                                                          168,700           2,389
Lazard Ltd. Class A                                                                                 61,600           2,199
People's United Financial, Inc.                                                                    130,700           2,044
Safety Insurance Group, Inc.                                                                        28,800           1,085
Transatlantic Holdings, Inc.                                                                        22,600           1,193
Willis Group Holdings plc                                                                           65,400           2,046
                                                                                                                 ---------
                                                                                                                    25,689
                                                                                                                 ---------

HEALTH CARE -- 9.8%
CONMED Corp.(2)                                                                                     53,300           1,269
DENTSPLY International, Inc.                                                                        61,900           2,157
Laboratory Corp. of America Holdings(2)                                                             31,100          $2,355
Natus Medical, Inc.(2)                                                                              40,300             641
Talecris Biotherapeutics Holdings Corp.(2)                                                         110,600           2,203
Universal Health Services, Inc. Class B                                                             73,400           2,576
                                                                                                                 ---------
                                                                                                                    11,201
                                                                                                                 ---------

INDUSTRIALS -- 11.8%
AGCO Corp.(2)                                                                                       69,800           2,504
Alexander & Baldwin, Inc.                                                                           67,700           2,237
Alliant Techsystems, Inc.(2)                                                                        29,200           2,374
Gardner Denver, Inc.                                                                                30,400           1,339
Navistar International Corp.(2)                                                                     54,300           2,429
URS Corp.(2)                                                                                        52,000           2,580
                                                                                                                 ---------
                                                                                                                    13,463
                                                                                                                 ---------

INFORMATION TECHNOLOGY -- 12.6%
Altera Corp.                                                                                        47,400           1,152
Amphenol Corp. Class A                                                                              29,700           1,253
CACI International, Inc. Class A(2)                                                                 46,500           2,272
CommScope, Inc.(2)                                                                                  94,600           2,651
FactSet Research Systems, Inc.                                                                      15,600           1,145
McAfee, Inc.(2)                                                                                     56,400           2,263
STEC, Inc.(2)                                                                                       97,400           1,167
Sybase, Inc.(2)                                                                                     52,900           2,466
                                                                                                                 ---------
                                                                                                                    14,369
                                                                                                                 ---------

MATERIALS -- 12.8%
Airgas, Inc.                                                                                        35,400           2,252
Albemarle Corp.                                                                                     62,700           2,673
AptarGroup, Inc.                                                                                    58,300           2,294
Cliffs Natural Resources, Inc.                                                                      36,400           2,583
Eastman Chemical Co.                                                                                38,100           2,426
Packaging Corp. of America                                                                          50,000           1,230
Temple-Inland, Inc.                                                                                 55,000           1,124
                                                                                                                 ---------
                                                                                                                    14,582
                                                                                                                 ---------

UTILITIES -- 5.2%
DPL, Inc.                                                                                           83,700           2,276
DTE Energy Co.                                                                                      30,000           1,338
Wisconsin Energy Corp.                                                                              47,700           2,357
                                                                                                                 ---------
                                                                                                                     5,971
--------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $86,040)                                                                                          112,290
--------------------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.3%
(IDENTIFIED COST $86,040)                                                                                          112,290
--------------------------------------------------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP VALUE SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES           VALUE
                                                                                                ----------       ---------
SHORT-TERM INVESTMENTS -- 1.2%

MONEY MARKET MUTUAL FUNDS -- 1.2%
Dreyfus Cash Management Fund - Institutional
  Shares (seven-day effective yield 0.070%)                                                      1,383,266       $   1,383

--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,383)                                                                                             1,383
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.5%
(IDENTIFIED COST $87,423)                                                                                          113,673(1)

Other Assets and Liabilities -- 0.5%                                                                                   568
                                                                                                                 ---------
NET ASSETS -- 100.0%                                                                                             $ 114,241
                                                                                                                 =========

Refer to Footnote Legend

                     See Notes to Schedules of Investments

                          PHOENIX MID-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 3/31/10 +
---------------------------------------------------------------
United States (includes short - term investments)            95%
Bermuda                                                       5
---------------------------------------------------------------
Total                                                       100%
---------------------------------------------------------------

+ % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                   TOTAL VALUE AT
                                                     MARCH 31,                  LEVEL 1
INVESTMENT IN SECURITIES:                               2010                 QUOTED PRICES
------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                      $  112,290               $  112,290
  Short-Term Investments                                  1,383                    1,383
Total Investments                                       113,673                  113,673

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
MUNICIPAL BONDS -- 1.1%
CALIFORNIA -- 0.7%
Alameda Corridor Transportation Authority
 Taxable Series 99 - C, (NATL- RE Insured)
 6.600%, 10/1/29                                                                                $     1,750         $     1,549
                                                                                                                    -----------

MICHIGAN -- 0.1%
Tobacco Settlement Finance Authority Taxable
 Series 06-A, 7.309%, 6/1/34                                                                            225                 181
                                                                                                                    -----------

SOUTH DAKOTA -- 0.1%
Educational Enhancement Funding Corp. Taxable
 Series 02-A, 6.720%, 6/1/25                                                                            218                 192
                                                                                                                    -----------

VIRGINIA -- 0.2%
Tobacco Settlement Financing Corp. Taxable
 Series 07-A1, 6.706%, 6/1/46                                                                           580                 422
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,693)                                                                                                  2,344
-------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES -- 13.5%

Bolivarian Republic of Venezuela
 8.500%, 10/8/14                                                                                        600                 525
 9.250%, 9/15/27                                                                                        945                 744
 9.375%, 1/13/34                                                                                        850                 627
Commonwealth of Australia Series 121, 5.250%,
 8/15/10                                                                                              2,877 AUD           2,648
Commonwealth of Canada 2.750%, 12/1/10                                                                2,328 CAD           2,324
Commonwealth of New Zealand Series 1111,
 6.000%, 11/15/11                                                                                       928 NZD             682
Federative Republic of Brazil
 12.500%, 1/5/22                                                                                      1,875 BRL           1,236
 10.250%, 1/10/28                                                                                     4,410 BRL           2,517
Kingdom of Norway 6.000%, 5/16/11                                                                     8,425 NOK           1,475
Republic of Argentina
 PIK Interest Capitalization 8.280%, 12/31/33                                                         5,063               3,823
 Series GDP 3.169%, 12/15/35(3)                                                                       5,490                 439
Republic of Colombia 12.000%, 10/22/15                                                              985,000 COP             626
Republic of Indonesia
 Series FR-23, 11.000%, 12/15/12                                                                 11,000,000 IDR           1,308
 Series FR-30, 10.750%, 5/15/16                                                                   5,250,000 IDR             642
 RegS 6.625%, 2/17/37(5)                                                                              1,385               1,418
Republic of Korea Series 1112, 4.750%, 12/10/11                                                   1,700,000 KRW           1,536
Republic of Lithuania 144A 7.375%, 2/11/20                                                              350                 383
Republic of Poland
 Series 0414, 5.750%, 4/25/14                                                                         1,450 PLZ             522
 6.375%, 7/15/19                                                                                         80                  88
Republic of South Africa Series R-201 8.750%,
 12/21/14                                                                                             9,025 ZAR           1,274
Republic of Turkey
 0.000%, 2/2/11                                                                                       2,315 TRY           1,431
 6.750%, 5/30/40                                                                                        625                 617
Republic of Ukraine
 144A 6.580%, 11/21/16(4)                                                                               750                 718
 RegS 6.580%, 11/21/16(5)                                                                               240                 231
-------------------------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,633)                                                                                                27,834
-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 11.9%

NON-AGENCY -- 11.9%
American Tower Trust 07-1A, C 144A 5.615%,
 4/15/37(4)                                                                                             500                 526
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4 5.719%, 9/11/38(3)                                                                       1,545               1,614
 06-PW14, A4 5.201%, 12/11/38                                                                           650                 650
 05-PW10, A4 5.405%, 12/11/40(3)                                                                      1,750               1,792
 05-T20, A4A 5.150%, 10/12/42(3)                                                                        475                 491
 07-PW18, AM 6.084%, 6/11/50(3)                                                                       1,475               1,268
Citigroup-Deutsche Bank Commercial Mortgage
 Trust 07-CD4, A4 5.322%, 12/11/49                                                                      725                 702
Credit Suisse Mortgage Capital Certificates 06-C1,
 A3 5.549%, 2/15/39(3)                                                                                1,250               1,296
GE Capital Commercial Mortgage Corp. 03-C1, C
 4.975%, 1/10/38(3)                                                                                     450                 448
GMAC Commercial Mortgage Securities, Inc. 04-
 C2, A3 5.134%, 8/10/38                                                                                 850                 871
GS Mortgage Securities Corp. II 07-GG10, A4
 5.805%, 8/10/45(3)                                                                                   1,090               1,010
JPMorgan Chase Commercial Mortgage Securities Corp.
 05-LDP5, AM 5.222%, 12/15/44(3)                                                                        980                 914
 06-LDP7, A4 5.874%, 4/15/45(3)                                                                         623                 643
 06-LDP9, A3 5.336%, 5/15/47                                                                            850                 829
 07-LD12, A4 5.882%, 2/15/51(3)                                                                       1,000                 978
Lehman Brothers - UBS Commercial Mortgage  Trust
 07-C2, H 144A 5.990%, 2/15/40(4)                                                                     1,400                 151
 05-C3, AM 4.794%, 7/15/40                                                                              600                 553

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
NON-AGENCY -- (CONTINUED)
 07-C6, A4 5.858%, 7/15/40(3)                                                                   $       300         $       295
 07-C7, A3 5.866%, 9/15/45(3)                                                                           600                 591
Lehman Brothers Commercial Conduit Mortgage Trust 07-C3, A4 5.950%, 7/15/44(3)                          400                 386
Merrill Lynch-Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(3)                      1,100               1,064
Morgan Stanley Capital I
 05-HQ5, A3 5.007%, 1/14/42                                                                             850                 878
 06-IQ12, A4 5.332%, 12/15/43                                                                         1,300               1,308
 07-IQ14, A4 5.692%, 4/15/49(3)                                                                         880                 807
Residential Accredit Loans, Inc. 02-QS12, B1 6.250%, 9/25/32                                            496                  93
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36(4)                                                    1,275               1,331
Wachovia Bank Commercial Mortgage Trust
 04-C12, A4 5.239%, 7/15/41(3)                                                                          825                 848
 07-C30, A5 5.342%, 12/15/43                                                                            770                 668
 07-C33, A4 5.902%, 2/15/51(3)                                                                        1,000                 932
WaMu Mortgage Pass Through Certificates 05-AR10, 1A2 4.791%, 9/25/35                                    550                 455
-------------------------------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,106)                                                                                                24,392
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.2%

Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)                            746                 643
Carmax Auto Owner Trust 07-2, B 5.370%, 3/15/13                                                         600                 620
Conseco Finance Securitizations Corp. 01-3, A4 6.910%, 5/1/33(3)                                      1,109               1,082
Dunkin Securitization 06-1, M1 144A 8.285%, 6/20/31(4)                                                1,100                 991
FMAC Loan Receivables Trust 98-CA, A2 144A 6.660%, 9/15/20(4)                                            29                  29
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15                                                550                 574
IHOP Franchising LLC 07-3A 144A 7.059%, 12/20/37(4)                                                     700                 668
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,649)                                                                                                  4,607
-------------------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 54.7%

CONSUMER DISCRETIONARY -- 4.4%
American Axle & Manufacturing Holdings, Inc. 144A 9.250%, 1/15/17(4)                                    300                 322
Ameristar Casinos, Inc. 9.250%, 6/1/14                                                                   82                  86
Blockbuster, Inc. 144A 11.750%, 10/1/14(4)                                                              659                 489
DigitalGlobe, Inc. 144A 10.500%, 5/1/14(4)                                                              100                 108
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 6.375%, 6/15/15                                      1,000               1,039
DuPont Fabros Technology LP 144A 8.500%, 12/15/17(4)                                                    550                 569
Eastman Kodak Co. 7.250%, 11/15/13                                                                       54                  52
Ford Motor Credit Co. LLC 8.000%, 6/1/14                                                                635                 669
Garda World Security Corp. 144A 9.750%, 3/15/17(4)                                                      355                 365
International Game Technology 7.500%, 6/15/19                                                           140                 159
Landry's Restaurants, Inc. 144A 11.625%, 12/1/15(4)                                                     466                 503
Mediacom LLC / Mediacom Capital Corp. 144A 9.125%, 8/15/19(4)                                           250                 259
MGM MIRAGE
 7.625%, 1/15/17                                                                                        350                 293
 144A 11.125%, 11/15/17(4)                                                                              275                 311
Mobile Mini, Inc. 6.875%, 5/1/15                                                                        250                 234
Pokagon Gaming Authority 144A 10.375%, 6/15/14(4)                                                       117                 123
QVC, Inc. 144A 7.500%, 10/1/19(4)                                                                       280                 287
Royal Caribbean Cruises Ltd. 6.875%, 12/1/13                                                          1,250               1,269
Scientific Games Corp. 144A 7.875%, 6/15/16(4)                                                          100                 102
Scientific Games International, Inc. 9.250%, 6/15/19                                                    230                 244
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 144A
 2.757%, 3/15/14(3)(4)                                                                                  125                 112
Seneca Gaming Corp. Series B 7.250%, 5/1/12                                                              20                  20
Starwood Hotels & Resorts Worldwide, Inc. 7.150%, 12/1/19                                               150                 153
Toys R US Property Co., LLC 144A 8.500%, 12/1/17(4)                                                     400                 417
TRW Automotive, Inc. 144A 8.875%, 12/1/17(4)                                                             80                  83
Videotron Ltee
 6.375%, 12/15/15                                                                                       300                 304
 9.125%, 4/15/18                                                                                         83                  93

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
CONSUMER DISCRETIONARY -- (CONTINUED)
Wyndham Worldwide Corp. 7.375%, 3/1/20                                                          $       395         $       401
                                                                                                                    -----------
                                                                                                                          9,066
                                                                                                                    -----------

CONSUMER STAPLES -- 2.4%
BAT International Finance plc 144A 9.500%, 11/15/18(4)                                                  180                 233
BFF International Ltd. 144A 7.250%, 1/28/20(4)                                                          100                 102
Bunge Limited Finance Corp. 8.500%, 6/15/19                                                             250                 291
Constellation Brands, Inc. 8.375%, 12/15/14                                                             280                 304
Dean Holding Co. 6.900%, 10/15/17                                                                        50                  48
Reynolds American, Inc.
 7.300%, 7/15/15                                                                                        750                 826
 7.625%, 6/1/16                                                                                         600                 674
SABMiller plc 144A 6.625%, 8/15/33(4)                                                                    75                  76
Tyson Foods, Inc.
 10.500%, 3/1/14                                                                                         60                  71
 7.850%, 4/1/16                                                                                         325                 351
UST, Inc. 5.750%, 3/1/18                                                                                500                 494
Yankee Acquisition Corp.
 Series B, 8.500%, 2/15/15                                                                              625                 647
 Series B, 9.750%, 2/15/17                                                                              815                 846
                                                                                                                    -----------
                                                                                                                          4,963
                                                                                                                    -----------

ENERGY -- 6.3%
Antero Resources Finance Corp. 144A 9.375%, 12/1/17(4)                                                  250                 259
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 144A 8.250%, 12/15/17(4)                 80                  82
Coffeyville Resources LLC 144A 10.875%, 4/1/17(4)                                                       500                 499
Denbury Resources, Inc. 7.500%, 12/15/15                                                                930                 953
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)                                                   630                 639
Gazprom International SA 144A 7.201%, 2/1/20(4)                                                         638                 678
Gazprom OAO (Gaz Capital SA)
 144A 6.212%, 11/22/16(4)                                                                             1,530               1,576
 144A 8.146%, 4/11/18(4)                                                                                145                 164
 144A 6.510%, 3/7/22(4)                                                                                 520                 517
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)                                              400                 414
KazMunaiGaz Finance Sub BV 144A 9.125%, 7/2/18(4)                                                       600                 727
Kern River Funding Corp. 144A 4.893%, 4/30/18(4)                                                         66                  66
NuStar PipeLine Operating Partnership LP 5.875%, 6/1/13                                                 125                 134
OPTI Canada, Inc. 7.875%, 12/15/14                                                                      400                 376
Petrohawk Energy Corp. 10.500%, 8/1/14                                                                  875                 970
Petroleos de Venezuela SA 5.250%, 4/12/17                                                             1,500                 926
Pioneer Drilling Co. 144A 9.875%, 3/15/18(4)                                                            110                 109
Pride International, Inc. 8.500%, 6/15/19                                                               525                 593
Swift Energy Co. 8.875%, 1/15/20                                                                        500                 523
TengizChevroil Finance Co. S.A.R.L. 144A 6.124%, 11/15/14(4)                                            715                 762
Valero Energy Corp. 4.500%, 2/1/15                                                                       75                  75
Venoco, Inc. 11.500%, 10/1/17                                                                           400                 421
Weatherford International Ltd. 9.625%, 3/1/19                                                           567                 718
Western Refining, Inc. 144A 11.250%, 6/15/17(4)                                                         900                 815
                                                                                                                    -----------
                                                                                                                         12,996
                                                                                                                    -----------

FINANCIALS -- 25.0%
ABH Financial Ltd. (Alfa Markets Ltd.) 144A 8.200%, 6/25/12(4)                                          250                 265
AFLAC, Inc. 8.500%, 5/15/19                                                                             350                 421
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)                                                  100                 108
Alfa Invest Ltd. 144A 9.250%, 6/24/13(4)                                                                575                 620
Allstate Corp. 6.125%, 5/15/37(3)                                                                     1,250               1,184
American General Finance Corp. 5.400%, 12/1/15                                                          650                 561
Americo Life, Inc. 144A 7.875%, 5/1/13(4)                                                               200                 195
Amsouth Bank N.A. Series A1, 4.850%, 4/1/13                                                             600                 586
Assurant, Inc.
 5.625%, 2/15/14                                                                                        520                 540
 6.750%, 2/15/34                                                                                         75                  71
Atlantic Finance Ltd. 144A 8.750%, 5/27/14(4)                                                           650                 683
BAC Capital Trust XI 6.625%, 5/23/36                                                                    525                 486
Banco do Brasil SA 144A 8.500%, 10/29/49(4)                                                             200                 222
Banco Santander Brasil SA 144A 4.500%, 4/6/15(4)                                                        300                 299
Bank of America Corp.
 5.420%, 3/15/17                                                                                        600                 593
 Series K, 8.000%, 12/29/49(3)                                                                          625                 638
Barclays Bank plc 144A 6.050%, 12/4/17(4)                                                               435                 449
BBVA International Preferred SA Unipersonal 5.919%, 12/31/49(3)                                         300                 250
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                                                      1,250               1,445
Berkley (W.R.) Corp. 5.875%, 2/15/13                                                                     75                  79

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
FINANCIALS -- (CONTINUED)
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(4)                                     $       340         $       342
Capital One Financial Corp. 6.150%, 9/1/16                                                              500                 519
Capitial One Capital VI 8.875%, 5/15/40                                                                 400                 436
Chubb Corp. 6.375%, 3/29/67(3)                                                                        1,250               1,258
CIT Group, Inc. 7.000%, 5/1/13                                                                          500                 490
Citigroup, Inc.
 5.000%, 9/15/14                                                                                        575                 574
 4.875%, 5/7/15                                                                                       1,975               1,949
Farmers Insurance Exchange 144A 8.625%, 5/1/24(4)                                                        75                  81
Fifth Third Bancorp 4.500%, 6/1/18                                                                      500                 459
First Niagara Financial Group, Inc. 6.750%, 3/19/20                                                     375                 379
First Tennessee Bank N.A.
 4.625%, 5/15/13                                                                                        500                 486
 5.050%, 1/15/15                                                                                        350                 329
Ford Motor Credit Co. LLC
 7.875%, 6/15/10                                                                                        615                 621
 9.875%, 8/10/11                                                                                        575                 610
 8.125%, 1/15/20                                                                                        200                 210
Genworth Financial, Inc.
 5.750%, 6/15/14                                                                                        375                 383
 6.515%, 5/22/18                                                                                        400                 394
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)                                               840                 716
Glencore Funding LLC 144A 6.000%, 4/15/14(4)                                                          1,150               1,179
GMAC LLC
 7.250%, 3/2/11                                                                                         791                 809
 6.875%, 9/15/11                                                                                        628                 641
 6.000%, 12/15/11                                                                                       633                 641
Goldman Sachs Group, Inc. (The)
 5.950%, 1/18/18                                                                                        480                 504
 7.500%, 2/15/19                                                                                        320                 366
 5.375%, 3/15/20                                                                                        400                 396
HBOs plc 144A 6.750%, 5/21/18(4)                                                                        200                 184
Health Care REIT, Inc. 5.875%, 5/15/15                                                                1,775               1,863
Hertz Corp. (The)
 8.875%, 1/1/14                                                                                         600                 619
 10.500%, 1/1/16                                                                                        150                 162
Hudson United Bank 7.000%, 5/15/12                                                                       80                  85
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)                                                   200                 210
ICICI Bank Ltd. 144A 6.375%, 4/30/22(3)(4)                                                              625                 588
International Lease Finance Corp. 4.750%, 1/13/12                                                       300                 293
Jefferies Group, Inc. 5.500%, 3/15/16                                                                   225                 226
JPMorgan Chase & Co.
 6.125%, 6/27/17                                                                                        200                 215
 6.300%, 4/23/19                                                                                        650                 717
 Series 1, 7.900%, 12/31/49(3)                                                                          429                 457
Kazkommerts International BV RegS
 8.500%, 4/16/13(5)                                                                                     500                 488
 8.000%, 11/3/15(5)                                                                                   1,000                 945
KeyBank NA 5.800%, 7/1/14                                                                               300                 307
Kimco Realty Corp. 6.875%, 10/1/19                                                                      300                 316
Kingsway America, Inc. 7.500%, 2/1/14                                                                   125                  96
LBG Capital No.1 plc 144A 7.875%, 11/1/20(4)                                                            400                 360
Liberty Mutual Group, Inc.
 144A 5.750%, 3/15/14(4)                                                                                200                 209
 144A 7.000%, 3/15/34(4)                                                                                150                 137
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)                                                     25                  27
Lincoln National Corp.
 8.750%, 7/1/19                                                                                         285                 348
 6.050%, 4/20/67(3)                                                                                     325                 274
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)                                                 300                 315
Mack-Cali Realty LP 5.125%, 2/15/14                                                                     700                 695
Markel Corp. 6.800%, 2/15/13                                                                            175                 189
Morgan Stanley
 6.000%, 5/13/14                                                                                        265                 286
 4.200%, 11/20/14                                                                                       280                 281
 144A 10.090%, 5/3/17(4)                                                                              1,000 BRL             544
New Communications Holdings, Inc. 144A 7.875%, 4/15/15(4)                                               295                 305
New York Life Insurance Co. 144A 5.875%, 5/15/33(4)                                                     100                  98
NYMAGIC, Inc. 6.500%, 3/15/14                                                                           150                 133
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)                                      610                 640
One Beacon U.S. Holdings 5.875%, 5/15/13                                                                175                 180
OneAmerica Financial Partners, Inc. 144A 7.000%, 10/15/33(4)                                            175                 131
Petroplus Finance Ltd. 144A 6.750%, 5/1/14(4)                                                           500                 453

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
FINANCIALS -- (CONTINUED)
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 144A 9.250%, 4/1/15(4)                $        75         $        77
PNC Financial Services Group, Inc. 8.250%, 5/29/49(3)                                                   650                 673
PNC Funding Corp. 5.625%, 2/1/17                                                                        500                 516
Principal Financial Group, Inc. 8.875%, 5/15/19                                                       1,150               1,381
Progressive Corp. (The) 6.250%, 12/1/32                                                                  75                  77
ProLogis
 6.625%, 5/15/18                                                                                        275                 273
 6.875%, 3/15/20                                                                                        525                 519
Prudential Financial, Inc. 8.875%, 6/15/38(3)                                                           485                 544
Realty Income Corp. 6.750%, 8/15/19                                                                     425                 444
Regions Financial Corp. 7.750%, 11/10/14                                                                200                 210
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)                                                           1,250               1,180
Royal Bank of Scotland plc (The) 4.875%, 3/16/15                                                        285                 285
Russian Agricultural Bank OJSC (RSHB Capital SA)
 144A 9.000%, 6/11/14(4)                                                                                120                 138
 144A 6.299%, 5/15/17(4)                                                                                615                 638
SLM Corp.
 5.450%, 4/25/11                                                                                        250                 254
 4.263%, 1/31/14(3)(8)                                                                                   50                  42
 5.375%, 5/15/14                                                                                        200                 189
 8.450%, 6/15/18                                                                                        950                 961
Sovereign Bank 8.750%, 5/30/18                                                                          600                 673
StanCorp Financial Group, Inc. 6.875%, 10/1/12                                                          225                 240
SunTrust Bank 5.400%, 4/1/20                                                                            500                 469
TNK-BP Finance SA 144A 7.500%, 3/13/13(4)                                                               425                 462
Universal City Development Partners Ltd.
 144A 8.875%, 11/15/15(4)                                                                                45                  46
 144A 10.875%, 11/15/16(4)                                                                              150                 158
Unum Group 7.125%, 9/30/16                                                                              250                 272
UOB Cayman Ltd. 144A 5.796%, 12/29/49(3)(4)                                                             700                 654
Wachovia Bank NA 5.000%, 8/15/15                                                                        300                 311
Webster Financial Corp. 5.125%, 4/15/14                                                                 200                 185
Woori Bank 144A 6.125%, 5/3/16(3)(4)                                                                  1,000               1,019
XL Capital Ltd. 5.250%, 9/15/14                                                                         570                 589
Zions Bancorp
 7.750%, 9/23/14                                                                                        115                 116
 6.000%, 9/15/15                                                                                        125                 115
                                                                                                                    -----------
                                                                                                                         51,553
                                                                                                                    -----------

HEALTH CARE -- 0.5%
Fresenius Medical Care Capital Trust IV 7.875%, 6/15/11                                                  25                  26
Select Medical Corp. 7.625%, 2/1/15                                                                     500                 479
U.S. Oncology, Inc. 9.125%, 8/15/17                                                                     400                 420
Valeant Pharmaceuticals International 144A 8.375%, 6/15/16(4)                                            48                  50
                                                                                                                    -----------
                                                                                                                            975
                                                                                                                    -----------

INDUSTRIALS -- 3.3%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                                                           788                 654
Cintas Corp. No. 2 6.000%, 6/1/12                                                                        50                  55
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17                                                       594                 595
Delta Air Lines, Inc. 00-A1, 7.379%, 5/18/10                                                            294                 294
DRS Technologies, Inc. 6.625%, 2/1/16                                                                   500                 480
Esco Corp. 144A 8.625%, 12/15/13(4)                                                                     600                 606
General Cable Corp. 7.125%, 4/1/17                                                                      500                 498
General Maritime Corp. 144A 12.000%, 11/15/17(4)                                                        130                 140
Global Aviation Holdings Ltd. 144A 14.000%, 8/15/13(4)                                                  395                 403
Kennametal, Inc. 7.200%, 6/15/12                                                                        225                 238
Marquette Transportation Co. / Marquette Transportation Finance Corp. 144A 10.875%, 1/15/17(4)          100                 102
Noble Group Ltd. 144A 6.750%, 1/29/20(4)                                                                300                 310
Owens Corning, Inc. 6.500%, 12/1/16                                                                     675                 714
PharmaNet Development Group, Inc. 144A 10.875%, 4/15/17(4)                                              280                 280
Precision Castparts Corp. 5.600%, 12/15/13                                                              150                 159
Smiths Group plc 144A 7.200%, 5/15/19(4)                                                                130                 146
Teekay Corp. 8.500%, 1/15/20                                                                            225                 236
United Rentals North America, Inc. 10.875%, 6/15/16                                                     225                 246
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)                                                             600                 596
                                                                                                                    -----------
                                                                                                                          6,752
                                                                                                                    -----------

INFORMATION TECHNOLOGY -- 2.2%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17                                                   1,000                 994
Freescale Semiconductor, Inc. 10.125%, 12/15/16                                                         300                 267
Jabil Circuit, Inc. 8.250%, 3/15/18                                                                     900                 976
National Semiconductor Corp. 6.600%, 6/15/17                                                            500                 544

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Seagate Technology HDD Holdings, Inc. 6.375%, 10/1/11                                           $       480         $       499
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)                                                   300                 291
SunGard Data Systems, Inc. 9.125%, 8/15/13                                                            1,000               1,030
                                                                                                                    -----------
                                                                                                                          4,601
                                                                                                                    -----------

MATERIALS -- 6.8%
Allegheny Technologies, Inc. 9.375%, 6/1/19                                                             925               1,076
ArcelorMittal 6.125%, 6/1/18                                                                            490                 514
Cabot Finance BV 144A 5.250%, 9/1/13(4)                                                                 750                 782
Catalyst Paper Corp. 7.375%, 3/1/14                                                                   1,055                 739
CRH America, Inc. 8.125%, 7/15/18                                                                     1,100               1,295
Domtar Corp.
 5.375%, 12/1/13                                                                                        533                 545
 7.125%, 8/15/15                                                                                        447                 467
Edgen Murray Corp. 144A 12.250%, 1/15/15(4)                                                             350                 330
Georgia-Pacific LLC 144A 7.125%, 1/15/17(4)                                                           1,400               1,463
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)                                                           200                 211
Hanson Australia Funding Ltd. 5.250%, 3/15/13                                                           125                 126
Hexion Finance Escrow LLC / Hexion Escrow Corp. 144A 8.875%, 2/1/18(4)                                  350                 347
Ineos Group Holdings plc 144A 8.500%, 2/15/16(4)                                                      1,450               1,204
Nalco Co. 8.875%, 11/15/13                                                                              340                 352
Nova Chemicals Corp. 3.649%, 11/15/13(3)                                                              1,268               1,201
Plastipak Holdings, Inc. 144A 8.500%, 12/15/15(4)                                                       500                 511
Ryerson, Inc. 12.000%, 11/1/15                                                                          400                 422
Steel Dynamics, Inc. 7.375%, 11/1/12                                                                    337                 352
Vedanta Resources plc 144A 9.500%, 7/18/18(4)                                                           625                 694
Verso Paper Holdings LLC / Verso Paper, Inc.
 144A 11.500%, 7/1/14(4)                                                                                475                 515
 Series B, 11.375%, 8/1/16                                                                              850                 746
                                                                                                                    -----------
                                                                                                                         13,892
                                                                                                                    -----------

TELECOMMUNICATION SERVICES -- 2.3%
Clearwire Communications LLC/Clearwire Finance, Inc. 144A 12.000%, 12/1/15(4)                           150                 154
Frontier Communications Corp. 8.125%, 10/1/18                                                           150                 151
ITC Deltacom, Inc. 144A 10.500%, 4/1/16(4)                                                              400                 400
Nextel Communications, Inc.
 Series E 6.875%, 10/31/13                                                                              235                 230
 Series D 7.375%, 8/1/15                                                                              1,000                 955
OJSC Vimpel Communications 144A (VIP Finance Ireland Ltd.) 9.125%, 4/30/18(4)                           250                 283
Qwest Corp.
 8.375%, 5/1/16                                                                                         300                 338
 6.500%, 6/1/17                                                                                         307                 320
Telecom Italia Capital SA
 6.999%, 6/4/18                                                                                         600                 649
 7.175%, 6/18/19                                                                                        500                 540
Wind Acquisition Finance SA 144A 11.750%, 7/15/17(4)                                                    350                 389
Windstream Corp. 7.000%, 3/15/19                                                                        250                 234
                                                                                                                    -----------
                                                                                                                          4,643
                                                                                                                    -----------

UTILITIES -- 1.5%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)                                                 250                 276
AmeriGas Partners LP 7.250%, 5/20/15                                                                    500                 510
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)                                               135                 147
Israel Electric Corp. Ltd. 144A 7.250%, 1/15/19(4)                                                      345                 375
Majapahit Holding BV
 144A 7.250%, 6/28/17(4)                                                                                725                 776
 144A 7.750%, 1/20/20(4)                                                                                100                 109
Midwest Generation LLC Series B 8.560%, 1/2/16                                                          190                 195
Sempra Energy 6.000%, 10/15/39                                                                          350                 343
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375%, 3/15/20                              150                 153
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15                                   360                 252
                                                                                                                    -----------
                                                                                                                          3,136
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $106,218)                                                                                              112,577
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%

MATERIALS -- 0.2%
Vale Capital Ltd. Series RIO Cv. 5.500%, 6/15/10                                                          6                 342
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $300)                                                                                                      342
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
LOAN AGREEMENTS(3) -- 14.1%

CONSUMER DISCRETIONARY-5.5%
AMF Bowling Worldwide, Inc. Tranche B, 2.730%, 5/17/13                                          $       809         $       724
Cengage Learning Acquisitions, Inc. Tranche 2.790%, 7/5/14                                              693                 613
Ceridian Corp. Tranche 3.249%, 11/8/14                                                                1,130               1,019
Charter Communications Operating LLC
 Tranche B-1, 2.300%, 3/6/14                                                                            106                 103
 Tranche C, 3.550%, 9/6/16                                                                              864                 843
Ford Motor Co. Tranche B-1, 3.260%, 12/15/13                                                            595                 577
Getty Images, Inc. Tranche B, 6.250%, 7/2/15                                                            345                 347
Harrah's Operating Co., Inc. Tranche B-2, 3.249%, 1/28/15                                               530                 458
HHI Holdings LLC Tranche 0.000%, 3/31/15                                                                200                 201
Lamar Media Corp. Tranche F, 5.500%, 3/31/14                                                            185                 186
Landry's Restaurant, Inc. Tranche 8.000%, 5/13/11                                                       323                 324
Las Vegas Sands LLC
 Tranche I-DD, 2.050%, 5/23/14                                                                           76                  69
 Tranche B, 2.050%, 5/23/14                                                                             374                 343
Neiman-Marcus Group, Inc. (The) Tranche 2.228%, 4/6/13                                                1,842               1,749
Nielsen Finance LLC/ Nielsen Finance Co.
 Tranche 2.229%, 8/9/13                                                                                 679                 652
 Tranche B, 3.979%, 5/1/16                                                                              396                 390
PTI Group, Inc. Tranche 9.250%, 2/18/13                                                                 279                 269
Six Flags Theme Parks, Inc. Tranche 0.000%, 6/15/15                                                     350                 348
Totes Isotoner Corp. Tranche 6.252%, 1/31/14                                                            500                 290
Univision Communications, Inc. Tranche B, 2.540%, 9/29/14                                             1,450               1,297
VWR Funding, Inc. Tranche 2.748%, 6/29/14                                                               549                 518
                                                                                                                    -----------
                                                                                                                         11,320
                                                                                                                    -----------

CONSUMER STAPLES -- 0.3%
Revlon Consumer Products Corp. Tranche 6.000%, 3/11/15                                                  575                 570
                                                                                                                    -----------
ENERGY -- 0.6%
ATP Oil & Gas Corp.
 Tranche B-2, 12.250%, 1/15/11                                                                          102                 103
 Tranche B-1, 11.250%, 7/15/14                                                                          719                 730
Big West Oil LLC Tranche 0.000%, 4/30/15                                                                185                 188
Venoco, Inc. Tranche C, 4.250%, 5/20/14                                                                 200                 190
                                                                                                                    -----------
                                                                                                                          1,211
                                                                                                                    -----------

FINANCIALS -- 0.5%
Agile Property Holdings Ltd. Tranche 2.993%, 1/25/13                                                    435                 405
Delos Aircraft, Inc. Tranche B-2, 7.000%, 3/17/16                                                        70                  71
International Lease Finance Corp. Tranche B-1, 6.750%, 3/17/15                                           95                  98
Synatech, Inc. Tranche 2.230%, 4/2/14                                                                   497                 443
Universal City Tranche 6.500%, 11/30/19                                                                  62                  63
                                                                                                                    -----------
                                                                                                                          1,080
                                                                                                                    -----------

HEALTH CARE -- 0.9%
Ardent Health Services LLC Tranche 6.500%, 7/19/15                                                      500                 494
Health Management Associates, Inc. Tranche B, 2.040%, 2/28/14                                           237                 230
Psychiatric Solutions, Inc. Tranche B, 2.154%, 7/2/12                                                   696                 690
RehabCare Group, Inc. Tranche B, 6.000%, 11/24/15                                                       150                 151
Rotech Healthcare, Inc. PIK Interest Capitalization 6.000%, 9/26/11                                     300                 281
                                                                                                                    -----------
                                                                                                                          1,846
                                                                                                                    -----------

INDUSTRIALS -- 1.0%
Bucyrus International, Inc. Tranche C, 4.500%, 2/19/16                                                  125                 127
Harland Clarke Holdings Corp. Tranche B, 2.790%, 6/30/14                                                183                 168
Hawker Beechcraft, Inc.
 Tranche 2.240%, 3/26/14                                                                                376                 317
 Letter of Credit, 2.251%, 3/26/14                                                                       22                  19
ServiceMaster Co. (The)
 Tranche DD, 2.735%, 7/24/14                                                                             45                  43
 Tranche B, 2.743%, 7/24/14                                                                             450                 432
Transaction Network Services, Inc. Tranche 6.000%, 11/18/15                                             830                 835
Vertrue, Inc. Tranche 3.260%, 8/18/14                                                                   200                 158
                                                                                                                    -----------
                                                                                                                          2,099
                                                                                                                    -----------

INFORMATION TECHNOLOGY -- 2.7%
Allen Systems Group, Inc.

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
 Tranche 8.500%, 10/20/13                                                                       $        54         $        55
 Tranche 13.000%, 4/20/14                                                                               100                  99
Avaya, Inc. Tranche B-1, 3.002%, 10/26/14                                                               744                 665
CommScope, Inc. Tranche B, 2.748%, 12/27/14                                                             312                 311
Dresser, Inc. PIK Interest Capitalization 6.000%, 5/4/15                                              1,055               1,007
First Data Corp.
 Tranche B-1, 2.996%, 9/24/14                                                                           568                 504
 Tranche B-3, 3.019%, 9/24/14                                                                           814                 721
Freescale Semiconductor, Inc. Tranche 4.479%, 12/1/16                                                   413                 389
Infor Global Solutions, Inc.
 Tranche DD, 6.498%, 3/2/14                                                                             174                 146
 Tranche 6.498%, 3/2/14                                                                                 301                 252
Reynolds & Reynolds Co. (The)
 Tranche 2.251%, 10/24/12                                                                               441                 432
 Tranche 5.751%, 10/24/13                                                                               500                 476
Spansion, Inc. Tranche B, 7.750%, 2/9/15                                                                510                 516
                                                                                                                    -----------
                                                                                                                          5,573
                                                                                                                    -----------

MATERIALS -- 1.1%
Berry Plastics Group, Inc. Tranche C, 2.257%, 4/3/15                                                    841                 794
Lyondell Chemical Co. Tranche 5.799%, 6/3/10                                                            250                 260
Nalco Co. Tranche B, 6.500%, 5/13/16                                                                    218                 221
New Sunward Holding BV Tranche B, 0.000%, 2/14/14                                                       550                 514
Smurfit-Stone Container Enterprise Tranche B, 0.000%, 2/22/16                                           190                 191
Solutia, Inc. Tranche B, 4.750%, 3/17/17                                                                225                 227
                                                                                                                    -----------
                                                                                                                          2,207
                                                                                                                    -----------

TELECOMMUNICATION SERVICES -- 0.6%
Level 3 Communications, Inc.
 Tranche A, 2.501%, 3/13/14                                                                             865                 806
 Tranche B, 11.500%, 3/13/14                                                                            230                 252
U.S. TelePacific Corp. Tranche B, 9.250%, 8/25/15                                                       300                 302
                                                                                                                    -----------
                                                                                                                          1,360
                                                                                                                    -----------

UTILITIES -- 0.9%
Calpine Corp. Tranche 3.165%, 3/29/14                                                                   636                 618
NRG Energy, Inc.
 Letter of Credit 0.190%, 2/1/13                                                                        522                 513
 Tranche B, 2.040%, 2/1/13                                                                              179                 175
Texas Competitive Electric Holdings Co. LLC
 Tranche B-3, 3.729%, 10/10/14                                                                          245                 200
 Tranche B-2, 3.729%, 10/10/14                                                                          429                 353
                                                                                                                    -----------
                                                                                                                          1,859
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $28,014)                                                                                                29,125
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                  SHARES               VALUE
                                                                                                -----------         -----------
PREFERRED STOCK -- 0.2%

FINANCIALS -- 0.2%
FNMA  Pfd. 8.250%                                                                                    63,000                  80
GMAC, Inc. Series G Pfd. 7.00% 144A(4)                                                                  434                 331
Saul Centers, Inc. Series A Pfd. 8.000%                                                                 425                  10
-------------------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $1,234)                                                                                                    421
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%
Mark IV Industries(6)                                                                                   217                   7
                                                                                                                    -----------
TELECOMMUNICATION SERVICES-0.0%
AT&T Latin America Corp. Class A(2)(6))(7)                                                           64,050                   0
-------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $284)                                                                                                        7
-------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.5%

iShares FTSE/Xinhua China 25 Index Fund                                                              23,000                 968
-------------------------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,008)                                                                                                    968
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.4%
(IDENTIFIED COST $191,139)                                                                                              202,617
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.8%

MONEY MARKET MUTUAL FUNDS -- 0.8%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.070%)            1,642,700               1,643
-------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,643)                                                                                                  1,643
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                 PAR VALUE             VALUE
                                                                                                -----------         -----------
TOTAL INVESTMENTS -- 99.2%
(IDENTIFIED COST $192,782)                                                                                              204,260(1)

Other Assets and Liabilities-0.8%                                                                                         1,635
                                                                                                                    -----------
NET ASSETS-100.0%                                                                                                   $   205,895
                                                                                                                    ===========

Refer to Footnote Legend

ABBREVIATIONS:

FNMA         Federal National Mortgage Association ("Fannie Mae").

NATL         National Public Finance Guarantee Corp.

PIK          Payment-in-Kind Security

REIT         Real Estate Investment Trust

FOREIGN CURRENCIES:

AUD          Australian Dollar

BRL          Brazil Real

CAD          Canadian Dollar

COP          Colombian Peso

IDR          Indonesian Rupiah

KRW          Korean Won

NOK          Norwegian Krone

NZD          New Zealand Dollar

PLZ          Polish Zloty

TRY          Turkish Lira

ZAR          South Africa Rand

                     See Notes to Schedules of Investments

                    PHOENIX MULTI-SECTOR FIXED INCOME SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10+
----------------------------------------------------------
United States (includes short - term investments)      72%
Brazil                                                  3
Argentina                                               2
Canada                                                  2
Indonesia                                               2
Russia                                                  2
United Kingdom                                          2
Other                                                  15
----------------------------------------------------------
Total                                                 100%
----------------------------------------------------------

+     % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                                        LEVEL 2       LEVEL 3
                                                     TOTAL VALUE AT                   SIGNIFICANT   SIGNIFICANT
                                                        MARCH 31,      LEVEL 1        OBSERVABLE   UNOBSERVABLE
INVESTMENT IN SECURITIES:                                  2010      QUOTED PRICES      INPUTS        INPUTS
---------------------------------------------------------------------------------------------------------------
Debt Securities:
    Municipal Securities                               $     2,344      $     --     $     2,344   $      --
    Foreign Government Securities                           27,834                        27,834          --
    Mortgaged-Backed Securities                             24,392            --          24,392          --
    Asset-Backed Securities                                  4,607            --           3,939         668
    Corporate Debt                                         142,044            --         141,125         919
Equity Securities:
    Common Stocks                                                7            --              --           7
    Exchange Traded Funds                                      968           968              --          --
    Preferred Stock                                            421           421              --          --
    Short-Term Investments                                   1,643         1,643              --          --
Total  Investments                                         204,260         3,032         199,634       1,594

                     See Notes to Schedules of Investments

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                      ASSET-
                                                      BACKED       CORPORATE     COMMON
INVESTMENTS IN SECURITIES                TOTAL      SECURITIES       DEBT        STOCKS
                                       --------     ----------     ---------     ------
BALANCE AS OF DECEMBER 31, 2009:       $    444      $    --        $   234      $  210

Accrued Discount(Premium)                    --(2)        --             --(2)       --

Realized Gain (Loss)                         48           --             (3)         51

Change in Unrealized                         (6)          --              8         (14)
Appreciation (Depreciation)

Net Purchases/(Sales)                      (479)          --           (239)       (240)

Transfers In and/or Out of                1,587          668            919          --
Level 3(1)

                                       --------      -------        -------      ------
BALANCE AS OF MARCH 31, 2010           $  1,594      $   668        $   919      $    7
                                       ========      =======        =======      ======

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, or any Investment security where a change in the pricing level occurred from the beginning to the end in the period.

(2)  Amount is less than $500.

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
MUNICIPAL BONDS -- 0.4%

CONNECTICUT -- 0.2%
Mashantucket Western Pequot Tribe Taxable
 Series A, ( NATL- RE Insured) 6.910%, 9/1/12(4)                                      $     100       $     75
                                                                                                       -------
VIRGINIA -- 0.2%
Tobacco Settlement Financing Corp. Taxable
 Series 07-A1, 6.706%, 6/1/46                                                               105             76
--------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $198)                                                                                     151
--------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES -- 11.3%

Bolivarian Republic of Venezuela
   10.750%, 9/19/13                                                                          80             79
   8.500%, 10/8/14                                                                          205            179
   RegS 5.750%, 2/26/16(5)                                                                   55             40
   RegS 7.000%, 12/1/18(5)                                                                   70             50
Commonwealth of Australia Series 121, 5.250%, 8/15/10                                       445 AUD        410
Commonwealth of Canada 2.750%, 12/1/10                                                      551 CAD        550
Commonwealth of New Zealand Series 1111, 6.000%, 11/15/11                                   154 NZD        113
Federative Republic of Brazil
   12.500%, 1/5/16                                                                          295 BRL        189
   12.500%, 1/5/22                                                                          250 BRL        165
Kingdom of Norway 6.000%, 5/16/11                                                         1,410 NOK        247
Republic of Argentina
   PIK Interest Capitalization 8.280%, 12/31/33                                             514            388
   Series GDP 3.169%, 12/15/35(3)                                                         1,250            100
Republic of Colombia 12.000%, 10/22/15                                                  195,000 COP        124
Republic of Indonesia
   Series FR-23, 11.000%, 12/15/12                                                    1,800,000 IDR        214
   Series FR-30, 10.750%, 5/15/16                                                       700,000 IDR         86
Republic of Korea Series 1112, 4.750%, 12/10/11                                         285,000 KRW        258
Republic of Poland
   Series 0414, 5.750%, 4/25/14                                                             425 PLZ        153
   6.375%, 7/15/19                                                                           35             38
Republic of South Africa Series R-201 8.750%, 12/21/14                                    1,625 ZAR        229
Republic of Turkey 0.000%, 2/2/11                                                           375 TRY        232
--------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,355)                                                                                 3,844
--------------------------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES -- 25.5%

AGENCY -- 2.5%
FNMA
   4.000%, 7/1/19                                                                           125            129
   5.000%, 2/1/20                                                                            66             70
   5.000%, 8/1/20                                                                            33             35
   6.000%, 8/1/37                                                                            45             48
   6.000%, 10/1/37                                                                          102            109
   5.500%, 2/1/38                                                                           195            206
   5.000%, 4/1/40                                                                           250            258
                                                                                                       -------
                                                                                                           855
                                                                                                       -------
NON-AGENCY -- 23.0%
American General Mortgage Loan Trust 06-1, A2 144A 5.750%, 12/25/35(3)(4)                    98             98
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33                          119            119
Banc of America Commercial Mortgage, Inc. 05-6, AM 5.179%, 9/10/47(3)                        40             37
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.719%, 9/11/38(3)                                                           150            157
   05-PW10, A4 5.405%, 12/11/40(3)                                                           75             77
   07-PW18, A4 5.700%, 6/11/50                                                               75             72
Bear Stearns Commercial Mortgage Securities, Inc. 06-PW14, A4 5.201%, 12/11/38              100            100
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33                             210            211
Citigroup-Deutsche Bank Commercial Mortgage Trust
   05-CD1, AM 5.225%, 7/15/44(3)                                                             90             82
   07-CD4, A4 5.322%, 12/11/49                                                               95             92
Credit Suisse First Boston Mortgage Securities Corp. 03-8, 3A24, 5.500%, 4/25/33            230            219
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.549%, 2/15/39(3)                    100            104
Entertainment Properties Trust 03-EPR, A2 144A 5.244%, 2/15/18(4)                            74             78
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)                            105            104
GMAC Commercial Mortgage Securities, Inc.
   98-C2, E 6.500%, 5/15/35                                                                  41             41
   04-C2, A4 5.301%, 8/10/38(3)                                                             100            103
   04-C3, A4 4.547%, 12/10/41                                                               180            183

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       ---------
NON-AGENCY -- (CONTINUED)
GS Mortgage Securities Corp. II
   07-EOP, G 144A 0.769%, 3/6/20(3)(4)                                                $     130       $    110
   07-EOP, H 144A 0.899%, 3/6/20(3)(4)                                                      110             92
   04-GG2, A4 4.964%, 8/10/38                                                               100            103
   07-GG10, A4 5.805%, 8/10/45(3)                                                           185            171
GSR Mortgage Loan Trust 05-5F, 2A8 5.500%, 6/25/35                                          180            177
IndyMac Index Mortgage Loan Trust 07-AR2, B1 5.748%, 6/25/37(3)                             102              3
JPMorgan Chase Commercial Mortgage Securities Corp.
   05-LDP2, AM 4.780%, 7/15/42                                                               50             47
   05-LDP5, AM 5.222%, 12/15/44(3)                                                           50             47
   06-LDP7, A4 5.875%, 4/15/45(3)                                                           140            145
   07-LD12, A4 5.882%, 2/15/51(3)                                                           100             98
JPMorgan Chase Commercial Mortgage Securities Trust 09-IWST, A1 4.314%, 12/5/27              83             85
JPMorgan Mortgage Trust
   05-A4, 3A1 5.166%, 7/25/35(3)                                                            126            118
   06-A1, B1 5.256%, 2/25/36(3)                                                             246             21
Lehman Brothers -- UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(3)                                                             75             75
   06-C3, AM 5.712%, 3/15/39(3)                                                              25             22
   06-C6, A4 5.372%, 9/15/39                                                                170            173
   07-C2, A2 5.303%, 2/15/40                                                                225            231
   07-C2, A3 5.430%, 2/15/40                                                                115            111
   05-C3, AM 4.794%, 7/15/40                                                                 70             65
   07-C6, A2 5.845%, 7/15/40                                                                149            155
   07-C6, A4 5.858%, 7/15/40(3)                                                              50             49
Merrill Lynch Floating Trust 08-LAQA, A1 0.768%, 7/9/21(3)                                  100             87
Merrill Lynch Mortgage Investors, Inc. 06-3, 2A1 6.074%, 10/25/36(3)                         99             87
Merrill Lynch Mortgage Trust 06-C1, AM 5.656%, 5/12/39(3)                                   110             95
Merrill Lynch-Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(3)            250            242
Morgan Stanley Capital I
   06-T23, A4 5.811%, 8/12/41(3)                                                            100            106
   05-HQ5, A3 5.007%, 1/14/42                                                               150            155
   06-IQ12, A4 5.332%, 12/15/43                                                             300            302
   07-IQ14, A4 5.692%, 4/15/49(3)                                                           140            128
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33                                 169            166
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31                       108            106
Residential Funding Mortgage Securities I, Inc. 06-S4, A2 6.000%, 4/25/36                   125            111
Salomon Brothers Mortgage Securities VII, Inc. 01-C1, D 6.831%, 12/18/35(3)                  60             59
SBA Commercial Mortgage-Backed Securities Trust
   06-1A, A 144A 5.314%, 11/15/36(4)                                                        190            199
   06-1A, B 144A 5.451%, 11/15/36(4)                                                         95             98
Structured Asset Securities Corp. 03-21, 2A2 5.250%, 8/25/33                                146            143
Wachovia Bank Commercial Mortgage Trust
   04-C12, A2 5.001%, 7/15/41                                                               354            358
   04-C12, A4 5.239%, 7/15/41(3)                                                            175            180
   07-C30, A5 5.342%, 12/15/43                                                              200            174
   05-C22, AM 5.320%, 12/15/44(3)                                                            20             18
   07-C33, A4 5.902%, 2/15/51(3)                                                            160            149
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.231%, 5/20/36                                   247             15
WaMu Mortgage Pass Through Certificates 05-AR10, 1A2 4.791%, 9/25/35(3)                      90             74
Wells Fargo Mortgage Backed Securities Trust
   04-R, 2A1 2.999%, 9/25/34(3)                                                             156            151
   04-EE, 2A3 3.087%, 12/25/34(3)                                                            93             72
   05-AR4, 2A2 3.017%, 4/25/35(3)                                                           192            178
   05-AR4, 2A1 3.017%, 4/25/35(3)                                                           108             97
   05-9, 2A11 5.250%, 10/25/35                                                               18             17
   05-9,1A6 5.500%, 10/25/35                                                                 16             16
   06-AR10, 5A3 5.497%, 7/25/36(3)                                                          117             93
   06-9, 1A15 6.000%, 8/25/36                                                                71             66
   06-12, A2 6.000%, 10/25/36                                                                85             79
                                                                                                       -------
                                                                                                         7,796
--------------------------------------------------------------------------------------------------------------
TOTAL MORTGAGE -- BACKED SECURITIES
(IDENTIFIED COST $8,758)                                                                                 8,651
--------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.9%

American General Mortgage Loan Trust 144A 5.150%, 3/25/58(4)                                150            150
AmeriCredit Automobile Receivables Trust 10-1, B 3.720%, 11/17/14                           175            176

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
   10-1, C 5.190%, 8/17/15                                                            $      75       $     77
Avis Budget Rental Car Funding AESOP LLC 09-2A, A 144A 5.680%, 2/20/14(4)                   175            185
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35                         92             87
Banc of America Securities Auto Trust 06-G1, B 5.340%, 2/18/11                              100            100
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)                 88             76
Carmax Auto Owner Trust
   07-2, B 5.370%, 3/15/13                                                                   95             98
   09-2, A4 2.820%, 12/15/14                                                                250            251
Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30               29             29
CIT Equipment Collateral 10-VT1A, B 144A 3.880%, 9/16/13(4)                                 100            100
CPS Auto Trust 08-A, A4 144A 7.130%, 10/15/14 (4)                                           200            210
Credit-Based Asset Servicing and Securitization LLC 07-CB4, A2A 5.844%, 4/25/37(3)          167            163
Daimler Chrysler Auto Trust 08-B,  A4A 5.320%, 11/10/14                                     135            142
Dunkin Securitization 06-1, M1 144A 8.285%, 6/20/31 (4)                                     160            144
FMAC Loan Receivables Trust 98-CA, A2 144A 6.660%, 9/15/20(4)                                 6              6
Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16 (4)                               250            258
Ford Credit Floorplan Master Owner Trust 10-3, A1 144A 4.200%, 2/15/17(4)                   200            199
GMAC Mortgage Corp. Loan Trust
   06-HE2, A3 6.320%, 5/25/36(3)                                                            350            148
   06-HE3, A2 5.755%, 10/25/36(3)                                                           205            115
Green Tree Financial Corp. 94-1, A5 7.650%, 4/15/19                                          59             60
Harley-Davidson Motorcycle Trust 07-2, C 5.410%, 8/15/15                                     90             94
IHOP Franchising LLC 07-3A 144A 7.059%, 12/20/37 (4)                                        150            143
JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)                          225            114
Saxon Asset Securities Trust 06-3 A2 0.356%, 10/25/46 (3)                                    68             64
Tidewater Auto Receivables Trust 10-A, A 144A 5.920%, 5/15/17(4)                            167            168
--------------------------------------------------------------------------------------------------------------
TOTAL ASSET -- BACKED SECURITIES
(IDENTIFIED COST $3,730)                                                                                 3,357
--------------------------------------------------------------------------------------------------------------

CORPORATE BONDS -- 39.9%

CONSUMER DISCRETIONARY--2.6%
Ameristar Casinos, Inc. 9.250%, 6/1/14                                                        8              8
Daimler Finance North America LLC 6.500%, 11/15/13                                           70             78
DigitalGlobe, Inc. 144A 10.500%, 5/1/14(4)                                                   10             11
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 6.375%, 6/15/15                            100            104
DuPont Fabros Technology LP 144A 8.500%, 12/15/17(4)                                         75             78
Ford Motor Credit Co. LLC 8.000%, 6/1/14                                                    100            105
Harrah's Operating Co., Inc. 11.250%, 6/1/17                                                 50             54
International Game Technology 7.500%, 6/15/19                                                20             23
Landry's Restaurants, Inc. 144A 11.625%, 12/1/15(4)                                          60             65
McJunkin Red Man Corp. 144A 9.500%, 12/15/16(4)                                              50             51
MGM MIRAGE 144A 10.375%, 5/15/14(4)                                                           3              3
Mobile Mini, Inc. 6.875%, 5/1/15                                                             20             19
QVC, Inc. 144A 7.500%, 10/1/19(4)                                                            40             41
Scientific Games Corp. 144A 7.875%, 6/15/16(4)                                               25             25
Scientific Games International, Inc. 9.250%, 6/15/19                                         30             32
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock
 International LLC 144A 2.757%, 3/15/14(3)(4)                                                25             22
Seneca Gaming Corp. Series B 7.250%, 5/1/12                                                   5              5
Starwood Hotels & Resort Worldwide, Inc. 6.250%, 2/15/13                                     63             67
Videotron Ltee 6.375%, 12/15/15                                                              95             96
                                                                                                      --------
                                                                                                           887
                                                                                                      --------
CONSUMER STAPLES -- 0.4%
Kraft Foods, Inc. 4.125%, 2/9/16                                                             50             50
Yankee Acquisition Corp. Series B, 8.500%, 2/15/15                                           80             83
                                                                                                      --------
                                                                                                           133
                                                                                                      --------
ENERGY--4.2%
Anadarko Petroleum Corp. 8.700%, 3/15/19                                                     75             93

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
ENERGY -- (CONTINUED)
Buckeye Partners LP 6.050%, 1/15/18                                                   $      15       $     16
Cenovus Energy, Inc. 144A 4.500%, 9/15/14(4)                                                 32             33
Denbury Resources, Inc. 7.500%, 12/15/15                                                    135            138
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16 (4)                                      100            102
Gazprom OAO (Gaz Capital SA) 144A 6.212%, 11/22/16 (4)                                      360            371
Helix Energy Solutions Group, Inc. 144A 9.500%, 1/15/16(4)                                   13             13
KazMunaiGaz Finance Sub BV 144A 8.375%, 7/2/13 (4)                                          100            112
Kinder Morgan Energy Partners LP 6.850%, 2/15/20                                             30             34
NAK Naftogaz Ukraine 9.500%, 9/30/14                                                        100            104
Petrohawk Energy Corp. 10.500%, 8/1/14                                                      125            139
Pioneer Drilling Co. 144A 9.875%, 3/15/18(4)                                                 15             15
Pride International, Inc. 8.500%, 6/15/19                                                    80             90
SEACOR Holdings, Inc. 7.375%, 10/1/19                                                        50             51
Valero Energy Corp. 4.500%, 2/1/15                                                           25             25
Western Refining, Inc.
   144A 10.750%, 6/15/14(3)(4)                                                               65             59
   144A 11.250%, 6/15/17(4)                                                                  35             32
                                                                                                      --------
                                                                                                         1,427
                                                                                                      --------
FINANCIALS -- 20.3%
AFLAC, Inc. 8.500%, 5/15/19                                                                  21             25
Allstate Corp. 6.125%, 5/15/37(3)                                                           140            133
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)                                        150            167
Amsouth Bank N.A. Series A1, 4.850%, 4/1/13                                                 100             98
Assurant, Inc. 5.625%, 2/15/14                                                               75             78
Atlantic Finance Ltd. 144A 8.750%, 5/27/14(4)                                               100            105
Avalonbay Communities, Inc. 5.700%, 3/15/17                                                  50             53
Barclays Bank plc 144A 7.375%, 6/29/49 (3)(4)                                               100             97
BBVA International Preferred SA Unipersonal 5.919%, 12/31/49(3)                              45             37
BlackRock, Inc. 3.500%, 12/10/14                                                             50             51
Brandywine Operating Partnership LP 7.500%, 5/15/15                                          70             75
Capital One Financial Corp. 6.150%, 9/1/16                                                   75             78
Chubb Corp. 6.375%, 3/29/67(3)                                                              140            141
CIT Group, Inc.
   7.000%, 5/1/13                                                                            15             14
   7.000%, 5/1/14                                                                            22             21
   7.000%, 5/1/15                                                                            22             20
   7.000%, 5/1/16                                                                            37             34
   7.000%, 5/1/17                                                                            51             47
Citigroup, Inc.
   5.000%, 9/15/14                                                                           90             90
   4.875%, 5/7/15                                                                           300            296
CNA Financial Corp. 5.850%, 12/15/14                                                         75             76
Colonial Realty LP 4.800%, 4/1/11                                                            72             71
Comerica Bank 5.700%, 6/1/14                                                                100            105
Crown Castle Towers LLC
   144A 4.523%, 1/15/15(4)                                                                   75             76
   144A 5.495%, 1/15/17(4)                                                                   85             87
Equity One, Inc. 6.250%, 12/15/14                                                            40             41
ERAC USA Finance Co. 144A 5.800%, 10/15/12(4)                                               195            211
Fifth Third Bancorp
   6.250%, 5/1/13                                                                            30             32
   4.500%, 6/1/18                                                                            75             69
First Tennessee Bank N.A. 0.390%, 2/14/11(3)                                                100             98
General Electric Capital Corp. 3.750%, 11/14/14                                              60             61
Genworth Financial, Inc.
   5.750%, 6/15/14                                                                          110            112
   6.515%, 5/22/18                                                                           40             39
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)                                   110             94
GMAC LLC 6.875%, 9/15/11                                                                     24             25
GMAC, Inc. 144A 8.300%, 2/12/15(4)                                                           60             63
Goldman Sachs Group, Inc. (The) 7.500%, 2/15/19                                              64             73
Hertz Corp. (The) 8.875%, 1/1/14                                                            100            103
Hyundai Capital Services, Inc. 144A 6.000%, 5/5/15(4)                                       100            105
ICICI Bank Ltd. 144A 5.750%, 11/16/10(4)                                                    175            179
International Lease Finance Corp. 4.750%, 1/13/12                                            50             49
JPMorgan Chase & Co.
   5.750%, 1/2/13                                                                            55             60
   6.125%, 6/27/17                                                                           75             81
   Series 1, 7.900%, 12/31/49(3)                                                             96            102
KeyBank NA 4.950%, 9/15/15                                                                   35             34
KeyCorp 6.500%, 5/14/13                                                                      75             80
Kimco Realty Corp. 4.820%, 8/15/11                                                          155            158
Lincoln National Corp.

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
FINANCIALS -- (CONTINUED)
 8.750%, 7/1/19                                                                       $      75       $     92
 6.050%, 4/20/67(3)                                                                          40             34
Lloyds TSB Bank plc 144A 4.375%, 1/12/15(4)                                                 100             99
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)                                     100            105
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13                                        84             86
Merrill Lynch & Co., Inc. 6.150%, 4/25/13                                                    75             81
MetLife, Inc. 6.750%, 6/1/16                                                                 18             20
Morgan Stanley 144A 10.090%, 5/3/17 (4)                                                     250 BRL        136
National Australia Bank Ltd. 144A 5.350%, 6/12/13(4)                                        285            307
Nationwide Health Properties, Inc. 6.250%, 2/1/13                                           130            138
Nissan Motor Acceptance Corp. 144A 4.500%, 1/30/15(4)                                        75             75
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)                          270            283
PNC Funding Corp. 5.625%, 2/1/17                                                             70             72
Principal Financial Group, Inc. 7.875%, 5/15/14                                              55             62
ProLogis
 7.625%, 8/15/14                                                                             75             82
 6.625%, 5/15/18                                                                             35             35
Prudential Financial, Inc.
 4.750%, 9/17/15                                                                             80             82
 8.875%, 6/15/38(3)                                                                          65             73
Regions Financial Corp. 7.750%, 11/10/14                                                     25             26
Royal Bank of Scotland plc (The) 4.875%, 3/16/15                                            100            100
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 6.299%, 5/15/17(4)                    100            104
SLM Corp. 5.375%, 5/15/14                                                                   200            189
SunTrust Banks, Inc. 6.000%, 9/11/17                                                         75             76
Textron Financial Corp. 5.125%, 11/1/10                                                     100            102
TNK-BP Finance SA RegS 6.125%, 3/20/12 (5)                                                  115            122
Universal City Development Partners Ltd. 144A 8.875%, 11/15/15(4)                            10             10
Unum Group 7.125%, 9/30/16                                                                   55             60
WEA Finance LLC / WT Finance Australia 144A 5.750%, 9/2/15(4)                                75             79
Webster Financial Corp. 5.125%, 4/15/14                                                      30             28
Westpac Banking Corp. 4.200%, 2/27/15                                                        80             82
XL Capital Ltd. 5.250%, 9/15/14                                                              85             88
Zions Bancorp 7.750%, 9/23/14                                                                30             30
                                                                                                      --------
                                                                                                         6,902
                                                                                                      --------

HEALTH CARE -- 1.0%
CareFusion Corp. 5.125%, 8/1/14                                                              60             64
HCA, Inc. 9.125%, 11/15/14                                                                  145            153
Life Technologies Corp. 3.375%, 3/1/13                                                       30             30
Select Medical Corp. 7.625%, 2/1/15                                                          55             53
U.S. Oncology, Inc. 9.125%, 8/15/17                                                          37             39
                                                                                                      --------
                                                                                                           339
                                                                                                      --------

INDUSTRIALS -- 2.5%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                                               129            107
Continental Airlines, Inc. 98-1A, 6.648%, 9/15/17                                           116            117
Delta Air Lines, Inc. 00-A1, 7.379%, 5/18/10                                                 36             36
Esco Corp. 144A 8.625%, 12/15/13(4)                                                         154            156
GATX Corp. 4.750%, 5/15/15                                                                   60             60
Ingersoll-Rand Global Holdings Co. Ltd. 9.500%, 4/15/14                                      40             48
Marquette Transportation Co. / Marquette Transportation
 Finance Corp. 144A 10.875%, 1/15/17(4)                                                      25             25
Owens Corning, Inc. 6.500%, 12/1/16                                                          70             74
Smiths Group plc 144A 7.200%, 5/15/19(4)                                                     20             22
Steelcase, Inc. 6.500%, 8/15/11                                                             100            103
Toledo Edison Co. (The) 7.250%, 5/1/20                                                       30             35
United Rentals North America, Inc. 10.875%, 6/15/16                                          55             60
USG Corp. 144A 9.750%, 8/1/14(4)                                                             13             14
                                                                                                      --------
                                                                                                           857
                                                                                                      --------

INFORMATION TECHNOLOGY -- 1.6%
Agilent Technologies, Inc. 5.500%, 9/14/15                                                   35             37
Corning, Inc. 6.625%, 5/15/19                                                                10             11
Crown Castle Holdings GS V LLC/Crown Castle GS III Corp. 144A 7.750%, 5/1/17 (4)             75             82
Jabil Circuit, Inc. 7.750%, 7/15/16                                                          48             51
National Semiconductor Corp. 6.600%, 6/15/17                                                 70             76
NXP BV / NXP Funding LLC 3.001%, 10/15/13(3)                                                105             99
Sorenson Communications, Inc. 144A 10.500%, 2/1/15(4)                                        50             48
Xerox Corp. 5.650%, 5/15/13                                                                 120            129
                                                                                                      --------
                                                                                                           533
                                                                                                      --------

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
MATERIALS -- 4.9%
Airgas, Inc. 4.500%, 9/15/14                                                          $      25       $     26
Allegheny Technologies, Inc. 9.375%, 6/1/19                                                 140            163
ArcelorMittal
 5.375%, 6/1/13                                                                             135            144
 9.000%, 2/15/15                                                                             40             48
Bemis Co., Inc. 5.650%, 8/1/14                                                               20             22
Catalyst Paper Corp. 7.375%, 3/1/14                                                          50             35
Commercial Metals Co. 7.350%, 8/15/18                                                       140            147
CRH America, Inc. 8.125%, 7/15/18                                                           130            153
Domtar Corp.
 5.375%, 12/1/13                                                                             54             55
 7.125%, 8/15/15                                                                             46             48
Dow Chemical Co. (The)
 7.600%, 5/15/14                                                                             50             57
 5.900%, 2/15/15                                                                             50             54
Hexion Finance Escrow LLC / Hexion Escrow Corp. 144A 8.875%, 2/1/18(4)                       50             49
International Paper Co. 9.375%, 5/15/19                                                      62             78
Nalco Co. 8.875%, 11/15/13                                                                   50             52
Nova Chemicals Corp. 3.649%, 11/15/13(3)                                                    300            284
Vedanta Resources plc 144A 8.750%, 1/15/14(4)                                               100            110
Verso Paper Holdings LLC / Verso Paper, Inc.
 144A 11.500%, 7/1/14(4)                                                                     50             54
 Series B, 3.999%, 8/1/14(3)                                                                 85             73
                                                                                                       -------
                                                                                                         1,652
                                                                                                       -------
TELECOMMUNICATION SERVICES -- 1.4%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                                                   12             12
Clearwire Communications LLC/Clearwire Finance, Inc. 144A 12.000%, 12/1/15(4)                15             15
Embarq Corp. 6.738%, 6/1/13                                                                  50             54
Nextel Communications, Inc. Series D 7.375%, 8/1/15                                          75             72
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 8.375%, 4/30/13(4)               100            109
Telecom Italia Capital SA 6.175%, 6/18/14                                                   100            107
Virgin Media Finance plc Series 1, 9.500%, 8/15/16                                          100            110
                                                                                                       -------
                                                                                                           479
                                                                                                       -------

UTILITIES -- 1.0%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12(4)                                      40             44
AmeriGas Partners LP 7.250%, 5/20/15                                                         25             26
NiSource Finance Corp. 7.875%, 11/15/10                                                      60             62
Northeast Utilities 5.650%, 6/1/13                                                          105            112
Sempra Energy 6.500%, 6/1/16                                                                 35             39
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/15                        36             25
TransAlta Corp. 4.750%, 1/15/15                                                              35             36
                                                                                                      --------
                                                                                                           344
--------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $12,642)                                                                               13,553
--------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.2%

MATERIALS -- 0.2%
Georgia-Pacific Corp. 144A 7.000%, 1/15/15(4)                                                75             78
--------------------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $76)                                                                                       78
--------------------------------------------------------------------------------------------------------------

LOAN AGREEMENTS(3) -- 10.9%

CONSUMER DISCRETIONARY -- 3.8%
AMF Bowling Worldwide, Inc. Tranche B, 2.729%, 5/17/13                                       55             50
Cengage Learning Acquisitions, Inc. Tranche 2.790%, 7/5/14                                  114            101
Ceridian Corp. Tranche 3.249%, 11/8/14                                                       99             89
Ford Motor Co. Tranche B-1, 3.263%, 12/15/13                                                291            282
Getty Images, Inc. Tranche B, 6.250%, 7/2/15                                                 80             80
Harrah's Operating Co., Inc.
 Tranche B-2, 3.249%, 1/28/15                                                                33             28
 Tranche B-4, 9.500%, 10/31/16                                                               30             31
Intelsat Jackson Holding Ltd. Tranche 3.228%, 2/1/14                                         90             84
Isle of Capri Casinos, Inc.
 Tranche 2.017%, 11/25/13                                                                    31             30
 Tranche A-DD, 3.404%, 11/25/13                                                              11             11
 Tranche B-DD, 3.404%, 11/25/13                                                              12             12
Mediacom Illinois LLC Tranche D, 5.500%, 3/31/17                                             88             88
Neiman-Marcus Group, Inc. (The) Tranche 2.228%, 4/6/13                                       49             47
Nielsen Finance LLC/ Nielsen Finance Co.
 Tranche 2.229%, 8/9/13                                                                      58             56
 Tranche B, 3.971%, 5/1/16                                                                   33             33

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
CONSUMER DISCRETIONARY -- (CONTINUED)
PTI Group, Inc. Tranche 9.250%, 2/18/13                                               $      45       $     43
Six Flags Theme Parks, Inc. Tranche 0.000%, 6/15/15                                          65             65
Totes Isotoner Corp. Tranche B, 3.414%, 1/31/13                                              13             11
Univision Communications, Inc. Tranche B, 2.517%, 9/29/14                                    85             76
VWR Funding, Inc. Tranche 2.731%, 6/29/14                                                    64             60
                                                                                                      --------
                                                                                                         1,277
                                                                                                      --------
CONSUMER STAPLES -- 0.1%
Reynolds Group Holdings Ltd. Tranche 6.250%, 11/5/15                                         25             25
                                                                                                      --------
ENERGY--0.3%
ATP Oil & Gas Corp.
 Tranche B-2, 12.250%, 1/15/11                                                               12             12
 Tranche B-1, 11.250%, 7/15/14                                                               84             86
                                                                                                      --------
                                                                                                            98
                                                                                                      --------

FINANCIALS -- 0.6%
Agile Property Holdings Ltd. Tranche 2.993%, 1/25/13(6)                                     125            116
Pinnacle Foods Finance LLC/ Pinnacle Food Finance Corp. Tranche B, 2.983%, 4/2/14            44             43
Universal City Tranche 0.560%, 11/30/19                                                      12             13
Vanguard Health Holding Co., I LLC Tranche B, 5.000%, 1/29/16                                45             45
                                                                                                      --------
                                                                                                           217
                                                                                                      --------
HEALTH CARE -- 0.2%
Health Management Associates, Inc. Tranche B, 2.040%, 2/28/14                                32             31
HealthSouth Corp. Tranche 2, 4.010%, 9/10/15                                                 46             46
                                                                                                      --------
                                                                                                            77
                                                                                                      --------
INDUSTRIALS -- 1.6%
ARAMARK Corp.
 Letter of Credit 2.113%, 1/26/14                                                             1              1
 Tranche 2.165%, 1/26/14                                                                     14             14
 Tranche 2, 0.000%, 7/26/16                                                                   2              2
 Tranche 3.540%, 7/26/16                                                                     26             26
Bucyrus International, Inc. Tranche C, 4.500%, 2/19/16                                       45             46
EnergySolutions LLC Tranche 3.980%, 2/26/14                                                 107            105
Harland Clarke Holdings Corp. Tranche B, 2.735%, 6/30/14                                     89             82
Protection One Alarm Monitoring, Inc. Tranche B-2, 6.250%, 3/31/14                           20             20
ServiceMaster Co. (The)
 Tranche DD, 2.735%, 7/24/14                                                                 14             13
 Tranche B, 2.743%, 7/24/14                                                                 140            134
Transaction Network Services, Inc. Tranche 6.000%, 11/18/15                                  95             96
                                                                                                      --------
                                                                                                           539
                                                                                                      --------
INFORMATION TECHNOLOGY -- 1.2%
Allen Systems Group, Inc. Tranche 8.500%, 10/20/13                                           35             35
Avaya, Inc. Tranche B-1, 3.002%, 10/26/14                                                    84             75
Dresser, Inc. PIK Interest Capitalization 6.006%, 5/4/15                                     60             57
Freescale Semiconductor, Inc. Tranche 4.479%, 12/1/16                                        68             64
Reynolds & Reynolds Co. (The)
 Tranche 2.251%, 10/24/12                                                                    72             71
 Tranche 5.751%, 10/24/13                                                                    75             72
Spansion, Inc. Tranche B, 7.750%, 2/9/15                                                     30             30
                                                                                                      --------
                                                                                                           404
                                                                                                      --------
MATERIALS -- 1.4%
Anchor Glass Container Corp.
 Tranche 6.000%, 3/2/16                                                                      65             65
 Tranche 10.000%, 8/2/16                                                                     50             50
Berry Plastics Group, Inc. Tranche C, 2.257%, 4/3/15                                        144            135
Building Materials Holdings Corp. 8.000%, 1/4/20(6)                                          50             39
Huntsman International LLC Tranche B, 1.999%, 4/21/14                                        17             16
JohnsonDiversity, Inc. Tranche 5.500%, 11/11/15                                              50             50
Lyondell Chemical Co. Tranche 0.000%, 3/14/16                                                50             51
Nalco Co. Tranche B, 6.500%, 5/13/16                                                         30             30
Smurfit-Stone Container Enterprise Tranche B, 0.000%, 2/22/16                                20             20
Solutia, Inc. Tranche B, 4.750%, 3/17/17                                                     30             30
                                                                                                      --------
                                                                                                           486
                                                                                                      --------

                     See Notes to Schedules of Investments

                   PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                      PAR VALUE        VALUE
                                                                                      ---------       --------
TELECOMMUNICATION SERVICES -- 1.1%
Level 3 Communications, Inc.
 Tranche A, 2.501%, 3/13/14                                                            $     87       $     81
 Tranche B, 11.500%, 3/13/14                                                                 26             29
nTelos, Inc. Tranche 5.750%, 8/7/15                                                         252            255
                                                                                                      --------
                                                                                                           365
                                                                                                      --------
UTILITIES -- 0.6%
NRG Energy, Inc.
 Letter of Credit 0.190%, 2/1/13                                                            104            102
 Tranche B, 2.040%, 2/1/13                                                                   12             11
Texas Competitive Electric Holdings Co. LLC
 Tranche B-3, 3.729%, 10/10/14                                                               49             40
 Tranche B-2, 3.729%, 10/10/14                                                               60             50
                                                                                                      --------
                                                                                                           203
--------------------------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $3,563)                                                                                 3,691
--------------------------------------------------------------------------------------------------------------

                                                                                       SHARES          VALUE
                                                                                      ---------       --------
PREFERRED STOCK -- 0.0%

FINANCIALS -- 0.0%
GMAC, Inc. Series G Pfd. 7.00% 144A(4)                                                        5              4
--------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $2)                                                                                         4
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 0.2%

FINANCIALS -- 0.1%
CIT Group, Inc.(2)                                                                        1,257             49
                                                                                                      --------
MATERIALS -- 0.1%
Building Materials Holdings Corp.(6)                                                     27,113             22
--------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $86)                                                                                       71
--------------------------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 0.2%

iShares FTSE/Xinhua China 25 Index Fund                                                   1,950             82
--------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $86)                                                                                       82
--------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 98.5%
(IDENTIFIED COST $32,496)                                                                               33,482
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%

MONEY MARKET MUTUAL FUNDS -- 1.8%
Dreyfus Cash Management Fund - Institutional
 Shares (seven-day effective yield 0.070%)                                              612,765       $    613
--------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $613)                                                                                     613
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.3%
(IDENTIFIED COST $33,109)                                                                               34,095(1)

Other Assets and Liabilities -- (0.3)%                                                                     (93)
                                                                                                      --------
NET ASSETS -- 100.0%                                                                                  $ 34,002
                                                                                                      ========

Refer to Footnote Legend

ABBREVIATIONS:

FNMA       Federal National Mortgage Association ("Fannie Mae").

NATL       National Public Finance Guarantee Corp.

NATL/NAT National Public Finance Guarantee Corp., formerly Municipal Bond Insurance

L-RE       Association

PIK        Payment-in-Kind Security

SBA        Small Business Administration

FOREIGN CURRENCIES:

AUD        Australian Dollar

BRL        Brazil Real

CAD        Canadian Dollar

COP        Colombian Peso

IDR        Indonesian Rupiah

KRW        Korean Won

NOK        Norwegian Krone

NZD        New Zealand Dollar

PLZ        Polish Zloty

TRY        Turkish Lira

ZAR        South Africa Rand

                     See Notes to Schedules of Investments

                  PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 3/31/10+
---------------------------------------------------------
United States ( includes short - term investments)    79%
Russia                                                 3
Australia                                              2
Canada                                                 2
United Kingdom                                         2
Argentina                                              1
Luxembourg                                             1
Other                                                 10
---------------------------------------------------------
Total                                                100%
---------------------------------------------------------

+ % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                        LEVEL 2      LEVEL 3
                                       TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                          MARCH 31,       LEVEL 1     OBSERVABLE   UNOBSERVABLE
INVESTMENTS IN SECURITIES:                  2010       QUOTED PRICES    INPUTS       INPUTS
-----------------------------------------------------------------------------------------------
Debt Securities:
       Municipal Securities            $         151   $    --        $     151         --
       Foreign Government Securities           3,844        --            3,844         --
       Mortgage-Backed Securities              8,651        --            8,648          3
       Asset-Backed Securities                 3,357        --            3,214        143
       Corporate Debt                         17,322        --           17,167        155
Equity Securities:                                --        --               --         --
       Common Stocks                              71        49               --         22
       Exchange Traded Funds                      82        82               --         --
       Preferred Stock                             4         4               --         --
       Short-Term Investments                    613       613               --         --
Total Investments                             34,095       748           33,024        323

                     See Notes to Schedules of Investments

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value:

($ reported in thousands)

                                                                  ASSET-                 MORTGAGE-
                                                                  BACKED     CORPORATE     BACKED     COMMON
INVESTMENTS IN SECURITIES                             TOTAL     SECURITIES     DEBT      SECURITIES   STOCKS
                                                   ----------   ----------   ---------   ----------   ------
BALANCE AS OF DECEMBER 31, 2009:                   $       --   $       --   $      --   $       --   $   --

Accrued Discount/(Premium)                                 --           --          --           --       --

Realized Gain (Loss)                                       --           --          --           --       --

Change in Unrealized Appreciation (Depreciation)           --           --          --           --       --

Net Purchases/(Sales)                                      --           --          --           --       --

Transfers In and/or Out of Level 3(1)                     323          143         155            3       22
                                                   ----------   ----------   ---------   ----------   ------
BALANCE AS OF MARCH 31, 2010                       $      323   $      143   $     155   $        3   $   22
                                                   ==========   ==========   =========   ==========   ======

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                        PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (Unaudited)

($ reported in thousands)

                                               SHARES      VALUE
                                              --------    --------
COMMON STOCKS -- 99.7%

CONSUMER DISCRETIONARY -- 18.8%
Capella Education Co.(2)                         4,400    $    408
Crew (J.) Group, Inc.(2)                         6,100         280
hhgregg, Inc.(2)                                14,800         374
Jack in the Box, Inc.(2)                        12,400         292
Orient-Express Hotel Ltd. Class A(2)            89,900       1,275
Royal Caribbean Cruises Ltd.(2)                  9,500         313
Steiner Leisure Ltd.(2)                         10,100         448
Tractor Supply Co.                               5,200         302
Tupperware Brands Corp.                          6,000         289
Ulta Salon, Cosmetics & Fragrance, Inc.(2)      19,700         446
Warnaco Group, Inc. (The)(2)                     6,100         291
WMS Industries, Inc.(2)                          6,200         260
                                                          --------
                                                             4,978
                                                          --------

CONSUMER STAPLES -- 3.3%
Diamond Foods, Inc.                              6,700         282
Elizabeth Arden, Inc.(2)                        17,300         311
TreeHouse Foods, Inc.(2)                         6,200         272
                                                          --------
                                                               865
                                                          --------

ENERGY -- 4.1%
Concho Resources, Inc.(2)                        8,085         407
Rosetta Resources, Inc.(2)                      17,900         422
World Fuel Services Corp.                        9,700         258
                                                          --------
                                                             1,087
                                                          --------

FINANCIALS -- 4.1%
Jones Lang LaSalle, Inc.                         5,200         379
MSCI, Inc. Class A(2)                            9,700         350
Waddell & Reed Financial, Inc. Class A           9,600         346
                                                          --------
                                                             1,075
                                                          --------

HEALTH CARE -- 24.1%
Alexion Pharmaceuticals, Inc.(2)                 6,900         375
Amedisys, Inc.(2)                                4,500         248
BioMarin Pharmaceutical, Inc.(2)                16,200         379
Catalyst Health Solutions, Inc.(2)               8,400         348
ev3, Inc.(2)                                    23,300         369
Hanger Orthopedic Group, Inc.(2)                21,300         387
HMS Holdings Corp.(2)                            5,600         286
Human Genome Sciences, Inc.(2)                  10,100         305
IPC (The) Hospitalist Co., Inc.(2)              12,700         446
Magellan Health Services, Inc.(2)                8,900         387
Mednax, Inc.(2)                                  4,800         279
NuVasive, Inc.(2)                                6,100         276
Odyssey HealthCare, Inc.(2)                     14,500         263
Orthofix International, NV(2)                    9,600         349
Salix Pharmaceuticals Ltd.(2)                    8,800         328
Sirona Dental Systems, Inc.(2)                   8,000         304
SXC Health Solutions Corp.(2)                    5,600         377
Volcano Corp.(2)                                13,200         319
Zoll Medical Corp.(2)                           12,900         340
                                                          --------
                                                             6,365
                                                          --------

INDUSTRIALS -- 16.2%
AAR Corp.(2)                                    14,400         357
BE Aerospace, Inc.(2)                           12,100         368
EnerSys(2)                                      14,300         352
Global Defense Technology & Systems, Inc.(2)    20,600         276
Healthcare Services Group, Inc.                 19,100         428
Heico Corp.                                     19,200         989
HUB Group, Inc. Class A(2)                       9,000         252
Nordson Corp.                                    4,800         326
Regal-Beloit Corp.                               6,500         386
Towers Watson & Co. Class A                      5,700         271
Watsco, Inc.                                     4,600         262
                                                          --------
                                                             4,267
                                                          --------

INFORMATION TECHNOLOGY -- 27.7%
ArcSight, Inc.(2)                               13,800         388
Atheros Communications, Inc.(2)                  7,300         283
Gartner, Inc.(2)                                11,000         245
Informatica Corp.(2)                            19,800         532
Jack Henry & Associates, Inc.                   11,300         272
Littelfuse, Inc.(2)                              9,000         342
LivePerson, Inc.(2)                             44,100         338
NetLogic Microsystems, Inc.(2)                   9,600         282
Parametric Technology Corp.(2)                  15,100         272
Plantronics, Inc.                                9,300         291
Plexus Corp.(2)                                  7,600         274
Polycom, Inc.(2)                                11,900         364
Rackspace Hosting, Inc.(2)                      16,700         313
RightNow Technologies, Inc.(2)                  19,600         350
Riverbed Technology, Inc.(2)                    10,000         284
Silicon Laboratories, Inc.(2)                    5,800         276
Solera Holdings, Inc.                           11,500         444
Sourcefire, Inc.(2)                             14,200         326

                     See Notes to Schedules of Investments

                        PHOENIX SMALL-CAP GROWTH SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (Unaudited)

($ reported in thousands)

                                                      SHARES       VALUE
                                                     ---------   ---------
INFORMATION TECHNOLOGY -- (CONTINUED)
SS&C Technologies Holdings, Inc.(2)                      9,800   $     148
Varian Semiconductor Equipment Associates, Inc.(2)       9,200         305
VistaPrint NV                                            6,700         384
WebMD Health Corp.(2)                                    7,300         339
Zebra Technologies Corp. Class A(2)                      9,100         269
                                                                 ---------
                                                                     7,321
                                                                 ---------

MATERIALS -- 1.4%
Packaging Corp. of America                              14,800         364
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $20,792)                                           26,322
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.7%
(IDENTIFIED COST $20,792)                                           26,322
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.1%

MONEY MARKET MUTUAL FUNDS -- 1.1%
Dreyfus Cash Management Fund -  Institutional
 Shares (seven-day effective yield 0.070%)             297,736         298
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $298)                                                 298
--------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.8%
(IDENTIFIED COST $21,090)                                           26,620(1)

Other assets and liabilities, net -- (0.8)%                           (213)
                                                                 ---------
NET ASSETS -- 100.0%                                             $  26,407
                                                                 =========

Refer to Footnote Legend

                     See Notes to Schedules of Investments

                        PHOENIX SMALL-CAP GROWTH SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (Unaudited)

COUNTRY WEIGHTINGS AS OF 3/31/10 +
----------------------------------------------------------
United States (includes short - term investments)       90%
Bermuda                                                  5
Bahamas                                                  2
Canada                                                   1
Liberia                                                  1
Netherlands                                              1
----------------------------------------------------------
Total                                                  100%
----------------------------------------------------------

+ % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                               TOTAL VALUE AT
                                                  MARCH 31,        LEVEL 1
INVESTMENT IN SECURITIES:                          2010         QUOTED PRICES
-----------------------------------------------------------------------------
Equity Securities:
    Common Stocks                              $       26,322   $      26,322
    Short-Term Investments                                298             298
Total Investments                                      26,620          26,620

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                         PHOENIX SMALL-CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES       VALUE
                                                 -----------   ----------
COMMON STOCKS-99.3%

CONSUMER DISCRETIONARY-15.5%
Children's Place Retail Stores, Inc. (The)(2)         20,558   $      916
Finish Line, Inc. (The) Class A                       50,700          827
Gentex Corp.                                          20,700          402
John Wiley & Sons, Inc. Class A                        9,555          414
Regis Corp.                                           49,300          921
Rent-A-Center, Inc.(2)                                35,900          849
Vail Resorts, Inc.(2)                                 23,000          922
Wolverine World Wide, Inc.                            30,700          895
                                                               ----------
                                                                    6,146
                                                               ----------
CONSUMER STAPLES-9.7%
BJ's Wholesale Club, Inc.(2)                          24,100          891
Casey's General Stores, Inc.                          25,700          807
Diamond Foods, Inc.                                   10,300          433
J & J Snack Foods Corp.                               19,800          861
Spartan Stores, Inc.                                  60,300          870
                                                               ----------
                                                                    3,862
                                                               ----------
ENERGY-5.8%
Approach Resources, Inc.(2)                           26,100          237
Atlas Energy, Inc.(2)                                 25,900          806
Dawson Geophysical Co.(2)                             13,959          408
Rex Energy Corp.(2)                                   73,800          841
                                                               ----------
                                                                    2,292
                                                               ----------
FINANCIALS-19.8%
BancFirst Corp.                                       10,300          432
Calamos Asset Management, Inc. Class A                58,610          840
Chemical Financial Corp.                              17,245          407
Equity Lifestyle Properties, Inc.                     15,900          857
First Citizens BancShares, Inc. Class A                2,218          441
FirstMerit Corp.                                      39,100          843
Knight Capital Group, Inc. Class A(2)                 53,000          808
Mack-Cali Realty Corp.                                12,200          430
Stifel Financial Corp.(2)                             15,000          806
Suffolk Bancorp                                        6,700          206
Texas Capital Bancshares, Inc.(2)                     49,300          936
UMB Financial Corp.                                   21,000          853
                                                               ----------
                                                                    7,859
                                                               ----------
HEALTH CARE-1.9%
CryoLife, Inc.(2)                                    113,000          731
                                                               ----------
INDUSTRIALS-27.7%
Astec Industries, Inc.(2)                             29,400          851
Beacon Roofing Supply, Inc.(2)                        41,958          803
Genesee & Wyoming, Inc. Class A(2)                    23,800          812
Kaydon Corp.                                          21,300          801
Landstar System, Inc.                                 20,200          848
Layne Christensen Co.(2)                              29,982          801
Lennox International, Inc.                            10,800          479
Middleby Corp.(2)                                     15,900          916
Moog, Inc. Class A(2)                                 24,000          850
Rollins, Inc.                                         35,800          776
Saia, Inc.(2)                                         30,500          423
Smith (A.O.) Corp.                                    17,700          930
Teledyne Technologies, Inc.(2)                        19,300          797
Wabtec Corp.                                          20,800          876
                                                               ----------
                                                                   10,963
                                                               ----------
INFORMATION TECHNOLOGY-6.6%
ManTech International Corp. Class A(2)                16,800          821
MKS Instruments, Inc.(2)                              46,099          903
Progress Software Corp.(2)                            28,100          883
                                                               ----------
                                                                    2,607
                                                               ----------
MATERIALS-3.9%
Sensient Technologies Corp.                           28,600          831
Thompson Creek Metals Co., Inc.(2)                    53,900          729
                                                               ----------
                                                                    1,560
                                                               ----------
UTILITIES-8.4%
Avista Corp.                                          38,800          803
Cleco Corp.                                           33,400          887
Portland General Electric Co.                         42,300          817
Westar Energy, Inc.                                   37,200          830
                                                               ----------
                                                                    3,337
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $32,876)                                          39,357
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-99.3%
(IDENTIFIED COST $32,876)                                          39,357
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-1.1%

MONEY MARKET MUTUAL FUNDS-1.1%
Dreyfus Cash Management Fund - Institutional
  Shares (seven-day effective yield 0.070%)          422,141          422
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $422)                                                422
-------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                         PHOENIX SMALL-CAP VALUE SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                    SHARES       VALUE
                                                 -----------   ----------
TOTAL INVESTMENTS-100.4%
(IDENTIFIED COST $33,298)                                          39,779(1)

Other assets and liabilities, net-(0.4)%                             (139)
                                                               ----------
NET ASSETS-100.0%                                              $   39,640
                                                               ==========

Refer to Footnote Legend

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):


                                              TOTAL VALUE AT
                                                 MARCH 31,           LEVEL 1
INVESTMENT IN SECURITIES:                          2010           QUOTED PRICES
-------------------------------------------------------------------------------
Equity Securities:
        Common Stocks                         $       39,357      $      39,357
        Short-Term Investments                           422                422
Total Investments                                     39,779             39,779

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.


                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
U.S. GOVERNMENT SECURITIES-1.3%

U.S. Treasury Note
 2.250%, 1/31/15                                               $       500       $      495
 3.375%, 11/15/19                                                    1,700            1,640
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,158)                                                              2,135
-------------------------------------------------------------------------------------------

MUNICIPAL BONDS-2.2%

CALIFORNIA-1.3%
Alameda Corridor Transportation Authority
 Taxable Series 99 - C, (NATL- RE Insured)
 6.600%, 10/1/29                                                     1,000              885
Kern County Pension Obligation Taxable (NATL-
 RE Insured) 7.260%, 8/15/14                                           420              447
Sonoma County Pension Obligation Taxable (FSA
 Insured) 6.625%, 6/1/13                                               795              833
                                                                                 ----------
                                                                                      2,165
                                                                                 ----------

FLORIDA-0.1%
Miami-Dade County Educational Facilities
 Authority Taxable Series C 5.480%, 4/1/16                             105              104
                                                                                 ----------

PENNSYLVANIA-0.7%
City of Pittsburgh Pension Obligation Taxable
 Series C (NATL- RE, FGIC Insured) 6.500%,
 3/1/17                                                              1,250            1,254
                                                                                 ----------

VIRGINIA-0.1%
Tobacco Settlement Financing Corp. Taxable
 Series 07-A1, 6.706%, 6/1/46                                          220              160
-------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,699)                                                              3,683
-------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES-0.7%

Bolivarian Republic of Venezuela 9.250%, 9/15/27                        95               75
Commonwealth of Australia Series 121, 5.250%, 8/15/10                  160 AUD          147
Commonwealth of Canada 2.750%, 12/1/10                                 125 CAD          125
Commonwealth of New Zealand Series 1111, 6.000%, 11/15/11               96 NZD           71
Kingdom of Norway 5.000%, 5/15/15                                      540 NOK           99
Republic of Korea Series 1112, 4.750%, 12/10/11                     71,500 KRW           65
Republic of Lithuania 144A 7.375%, 2/11/20 (4)                         150              164
Republic of Poland 6.375%, 7/15/19                                      95              104
Republic of South Africa Series R-201 8.750%, 12/21/14               1,250 ZAR   $      176
Republic of Turkey
 0.000%, 2/2/11                                                        115 TRY           71
 6.750%, 5/30/40                                               $       125              123
-------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,193)                                                              1,220
-------------------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES-16.0%

AGENCY-7.5%
FNMA
 4.000%, 6/1/20                                                        420              428
 4.500%, 7/1/20                                                         31               33
 6.500%, 10/1/31                                                        21               23
 6.000%, 9/1/32                                                        125              136
 5.000%, 10/1/33                                                     1,073            1,113
 5.000%, 10/1/35                                                       337              348
 6.000%, 9/1/36                                                        179              191
 5.000%, 2/1/37                                                        758              783
 5.500%, 4/1/37                                                        184              194
 6.000%, 10/1/37                                                       237              252
 5.000%, 5/1/38                                                        732              756
 5.500%, 6/1/38                                                        190              201
 5.500%, 6/1/38                                                        147              155
 5.500%, 11/1/38                                                       378              399
 5.500%, 11/1/38                                                     1,166            1,230
 6.000%, 11/1/38                                                       572              608
 4.000%, 1/1/39                                                        323              313
 5.000%, 1/1/39                                                        327              338
 6.000%, 1/1/39                                                        249              265
 4.500%, 3/1/39                                                        526              528
 5.000%, 3/1/39                                                        351              363
 6.000%, 3/1/39                                                        223              237
 4.500%, 4/1/39                                                      1,145            1,149
 4.000%, 5/1/39                                                        583              566
 4.500%, 5/1/39                                                      1,155            1,159
 4.500%, 2/1/40                                                        224              225
GNMA
 6.500%, 11/15/23                                                       56               61
 6.500%, 12/15/23                                                       11               12
 6.500%, 2/15/24                                                        87               95
 6.500%, 6/15/28                                                       128              141
 6.500%, 7/15/31                                                        69               76
 6.500%, 11/15/31                                                       61               67

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
AGENCY-(CONTINUED)
 6.500%, 2/15/32                                               $        54       $       59
 6.500%, 4/15/32                                                        82               89
                                                                                 ----------
                                                                                     12,593
                                                                                 ----------

NON-AGENCY-8.5%
Banc of America Funding Corp. 05-8, 1A1
 5.500%, 1/25/36                                                       462              445
Bear Stearns Adjustable Rate Mortgage Trust 05-
 12, 13A1 5.287%, 2/25/36 (3)                                          457              376
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4 5.906%, 9/11/38(3)                                        940              982
 07-PW18, AM 6.084%, 6/11/50(3)                                        550              473
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000%, 8/25/35                                                       349              333
Citigroup/Deutsche Bank Commercial Mortgage
 Trust 06-CD2, A4 5.546%, 1/15/46 (3)                                1,190            1,212
Credit Suisse Mortgage Capital Certificates 06-C1,
 A4 5.609%, 2/15/39 (3)                                              1,710            1,762
GE Capital Commercial Mortgage Corp. 03-C1, C
 4.975%, 1/10/38 (3)                                                   175              174
GS Mortgage Securities Corp. II
 05-GG4, AJ 4.782%, 7/10/39                                            800              569
 07-GG10, A4 5.999%, 8/10/45(3)                                        460              426
JPMorgan Chase Commercial Mortgage
 Securities Corp. 07-LD12, A4 5.882%, 2/15/51 (3)                      425              416
Lehman Brothers - UBS Commercial Mortgage Trust
  06-C6, A4 5.372%, 9/15/39                                            325              331
 07-C2, A2 5.303%, 2/15/40                                           1,230            1,262
 07-C6, A2 5.845%, 7/15/40                                             498              518
 07-C7, A3 5.866%, 9/15/45(3)                                          700              689
Morgan Stanley Capital I
 06-T23, A4 5.984%, 8/12/41(3)                                         790              836
 06-IQ12, A4 5.332%, 12/15/43                                          525              528
SBA Commercial Mortgage-Backed Securities
 Trust 06-1A, A 144A 5.314%, 11/15/36 (4)                              500              525
Timberstar Trust 06-1A, A 144A 5.668%, 10/15/36 (4)                    675              704
Wachovia Bank Commercial Mortgage Trust
 07-C30, A5 5.342%, 12/15/43                                           285              247
 07-C33, A4 6.100%, 2/15/51(3)                                         425              396
Wells Fargo Mortgage Backed Securities Trust
 04-EE, 2A3 3.087%, 12/25/34(3)                                        315              245
 05-AR4, 2A2 3.017%, 4/25/35(3)                                        115              107
 05-AR4, 2A1 3.017%, 4/25/35(3)                                        768              696
                                                                                 ----------
                                                                                     14,252
-------------------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $26,422)                                                            26,845
-------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-0.9%

Bayview Financial Acquisition Trust 06-A, 1A2
 5.483%, 2/28/41 (3)                                                   325              286
Capital One Auto Finance Trust 07-B, A3A
 5.030%, 4/15/12                                                        84               84
Dunkin Securitization 06-1, M1 144A 8.285%,
 6/20/31 (4)                                                           305              275
JPMorgan Mortgage Acquisition Corp.
 06-CW2, AF3 5.777%, 8/25/36(3)                                        470              238
 06-CW2, AF4 6.080%, 8/25/36(3)                                        530              263
Residential Funding Mortgage Securities II, Inc.
 06-HSA1, A3 5.230%, 2/25/36 (3)                                       953              393
-------------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,669)                                                              1,539
-------------------------------------------------------------------------------------------

CORPORATE BONDS-18.6%

CONSUMER DISCRETIONARY-1.5%
Arcos Dorados B.V. 144A 7.500%, 10/1/19 (4)                            125              129
Daimler Finance North America LLC 6.500%, 11/15/13                     130              144
DIRECTV Holdings LLC/DIRECTV Financing Co.,  Inc.
 6.375%, 6/15/15                                                       160              166
DuPont Fabros Technology LP 144A 8.500%,
 12/15/17 (4)                                                          125              129
Garda World Security Corp. 144A 9.750%, 3/15/17 (4)                     95               98
Harrah's Operating Co., Inc. 11.250%, 6/1/17                           125              135
Hasbro, Inc. 6.300%, 9/15/17                                           200              214
International Game Technology 7.500%, 6/15/19                          150              170
Korea Expressway Corp. 144A 4.500%, 3/23/15 (4)                        100              102
Landry's Restaurants, Inc. 144A 11.625%, 12/1/15 (4)                    83               90
QVC, Inc. 144A 7.500%, 10/1/19 (4)                                     150              154
Royal Caribbean Cruises Ltd. 7.250%, 6/15/16                           285              283
Seneca Gaming Corp. Series B 7.250%, 5/1/12                            225              223

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
CONSUMER DISCRETIONARY-(CONTINUED)
Staples, Inc. 9.750%, 1/15/14                                  $        40       $       49
Starwood Hotels & Resorts Worldwide, Inc.
 7.150%, 12/1/19                                                        75               76
Time Warner Cable, Inc. 5.850%, 5/1/17                                 130              139
Videotron Ltee 6.375%, 12/15/15                                        175              177
Wyndham Worldwide Corp. 7.375%, 3/1/20                                 115              117
                                                                                 ----------
                                                                                      2,595
                                                                                 ----------

CONSUMER STAPLES-0.7%
BAT International Finance plc 144A 9.500%,
 11/15/18 (4)                                                           50               65
Reynolds American, Inc. 7.300%, 7/15/15                                600              661
Tate & Lyle International Finance plc 144A
 6.625%, 6/15/16 (4)                                                   275              291
Tyson Foods, Inc. 7.850%, 4/1/16                                       125              135
                                                                                 ----------
                                                                                      1,152
                                                                                 ----------

ENERGY-1.1%
Buckeye Partners LP 6.050%, 1/15/18                                     50               53
Coffeyville Resources LLC 144A 10.875%, 4/1/17 (4)                     125              125
Denbury Resources, Inc. 7.500%, 12/15/15                               185              190
Enterprise Products Operating LLC 7.625%, 2/15/12                      130              143
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16 (4)                 125              127
Helix Energy Solutions Group, Inc. 144A 9.500%,
 1/15/16 (4)                                                            50               52
Holly Corp. 144A 9.875%, 6/15/17 (4)                                    12               12
Newfield Exploration Co. 6.625%, 9/1/14                                100              103
Petrohawk Energy Corp. 10.500%, 8/1/14                                 100              111
Petroleos Mexicanos 144A 6.000%, 3/5/20 (4)                            105              108
Petropower I Funding Trust 144A 7.360%, 2/15/14 (4)                    268              264
Pioneer Drilling Co. 144A 9.875%, 3/15/18 (4)                           20               20
Pioneer Natural Resources Co. 7.500%, 1/15/20                          125              129
SEACOR Holdings, Inc. 7.375%, 10/1/19                                  150              154
Swift Energy Co. 7.125%, 6/1/17                                        175              167
Valero Energy Corp. 4.500%, 2/1/15                                      50               50
Weatherford International Ltd. 9.625%, 3/1/19                           45               57
Williams Partners LP 144A 5.250%, 3/15/20 (4)                           75               75
                                                                                 ----------
                                                                                      1,940
                                                                                 ----------

FINANCIALS-8.6%
Abu Dhabi Commercial Bank 144A 4.750%,
 10/8/14 (4)                                                           150              145
AFLAC, Inc. 8.500%, 5/15/19                                            100              120
American Express Credit Corp. Series C, 7.300%,
 8/20/13                                                               200              224
American General Finance Corp. 5.400%, 12/1/15                         100               86
Amsouth Bank N.A. Series A1, 4.850%, 4/1/13                            200              195
Assurant, Inc. 5.625%, 2/15/14                                         250              260
BAC Capital Trust XI 6.625%, 5/23/36                                   325              301
Banco Santander Brasil SA 144A 4.500%, 4/6/15 (4)                      100              100
Bank of America Corp. 5.650%, 5/1/18                                   400              405
Bank of New York / Mellon Corp. (The) 4.950%,
 11/1/12                                                               180              195
Barclays Bank plc 5.200%, 7/10/14                                      140              149
BBVA International Preferred SA Unipersonal
 5.919%, 12/31/49(3)                                                    60               50
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18                       250              289
BlackRock, Inc. Series 2, 5.000%, 12/10/19                             125              125
Blackstone Holdings Finance Co. LLC 144A
 6.625%, 8/15/19 (4)                                                   135              136
Bosphorus Financial Services Ltd. 144A 2.050%,
 2/15/12 (3)(4)                                                        200              195
Brandywine Operating Partnership LP 7.500%,
 5/15/15                                                               125              135
Capital One Financial Corp. 6.150%, 9/1/16                             125              130
Capitial One Capital VI 8.875%, 5/15/40                                100              109
Citigroup, Inc.
 5.000%, 9/15/14                                                        40               40
 4.875%, 5/7/15                                                        195              192
CNA Financial Corp. 5.850%, 12/15/14                                   150              153
Credit Suisse New York 5.000%, 5/15/13                                 260              279
Deutsche Bank Financial LLC 5.375%, 3/2/15                             131              139
Equity One, Inc. 6.250%, 12/15/14                                      100              103
Export-Import Bank of Korea 5.875%, 1/14/15                            100              108
Fibria Overseas Finance Ltd. 144A 9.250%,
 10/30/19 (4)                                                          100              115
Fifth Third Bancorp 4.500%, 6/1/18                                     150              138
First Niagara Financial Group, Inc. 6.750%,
 3/19/20                                                               125              126
FMR LLC 144A 5.350%, 11/15/21 (4)                                      250              241
Ford Motor Credit Co. LLC
 9.875%, 8/10/11                                                       238              252

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
FINANCIALS-(CONTINUED)
 7.800%, 6/1/12                                                $       200       $      208
 8.125%, 1/15/20                                                       150              158
General Electric Capital Corp. 5.375%, 10/20/16                        700              741
Genworth Financial, Inc.
 5.750%, 6/15/14                                                       125              128
 6.515%, 5/22/18                                                        85               84
Glen Meadow Pass-Through Trust 144A 6.505%,
 2/12/67 (3)(4)                                                        135              115
GMAC LLC
 6.875%, 9/15/11                                                        24               25
 6.875%, 8/28/12                                                       316              322
 6.750%, 12/1/14                                                        49               49
GMAC, Inc. 144A 8.300%, 2/12/15 (4)                                     80               84
Goldman Sachs Group, Inc. (The)
 5.950%, 1/18/18                                                       165              173
 6.150%, 4/1/18                                                        175              185
 5.375%, 3/15/20                                                        50               50
HRPT Properties Trust 5.750%, 11/1/15                                  275              272
Hyundai Capital Services, Inc. 144A 6.000%,
 5/5/15 (4)                                                            100              105
JPMorgan Chase & Co.
 5.250%, 5/1/15                                                        250              263
Series 1, 7.900%, 12/31/49(3)                                           89               95
KeyBank NA 4.950%, 9/15/15                                             170              168
Kimco Realty Corp. 6.875%, 10/1/19                                     150              158
Korea Development Bank
 5.300%, 1/17/13                                                       137              145
 4.375%, 8/10/15                                                       100              101
LBG Capital No.1 plc 144A 7.875%,
 11/1/20 (4)                                                         1,000              900
Lincoln National Corp. 6.050%,
 4/20/67(3)                                                             50               42
Lukoil International Finance BV 144A 7.250%,
 11/5/19 (4)                                                           175              184
Mercantile Bankshares Corp. Series B, 4.625%,
 4/15/13                                                               208              212
Morgan Stanley 4.200%, 11/20/14                                        100              100
National Capital Trust II 144A 5.486%,
 12/29/49 (3)(4)                                                       950              867
New Communications Holdings, Inc. 144A 7.875%,
 4/15/15 (4)                                                            55               57
Nissan Motor Acceptance Corp. 144A 4.500%,
 1/30/15 (4)                                                           160              160
Petroplus Finance Ltd. 144A 6.750%, 5/1/14 (4)                         150              136
ProLogis
 7.625%, 8/15/14                                                       150              164
 6.625%, 5/15/18                                                       120              119
 6.875%, 3/15/20                                                        75               74
Prudential Financial, Inc.
 4.750%, 9/17/15                                                       150              154
 8.875%, 6/15/38(3)                                                     50               56
Realty Income Corp. 6.750%, 8/15/19                                    110              115
Regions Financial Corp. 7.750%, 11/10/14                                50               53
Royal Bank of Scotland plc (The) 4.875%, 3/16/15                       100              100
Simon Property Group LP 5.650%, 2/1/20                                  50               49
SLM Corp. 5.375%, 5/15/14                                              200              189
SunTrust Banks, Inc. 6.000%, 9/11/17                                   150              152
UFJ Finance AEC 6.750%, 7/15/13                                        275              308
Universal City Development Partners Ltd. 144A
 8.875%, 11/15/15 (4)                                                   20               20
Unum Group 7.125%, 9/30/16                                             125              136
Wachovia Corp. 4.875%, 2/15/14                                         355              368
Webster Financial Corp. 5.125%, 4/15/14                                 65               60
Westfield Capital Corp. Ltd./ Westfield Finance
 Authority 144A 5.125%, 11/15/14 (4)                                   355              365
Zions Bancorp. 5.650%, 5/15/14                                         500              458
                                                                                 ----------
                                                                                     14,462
                                                                                 ----------

HEALTH CARE-0.3%
DaVita, Inc. 7.250%, 3/15/15                                           125              128
Quest Diagnostics, Inc. 6.400%, 7/1/17                                 280              310
                                                                                 ----------
                                                                                        438
                                                                                 ----------
INDUSTRIALS-2.2%
American Airlines, Inc. 01-1, 6.977%, 5/23/21                          373              310
Continental Airlines, Inc. 98-1A, 6.648%, 3/15/19                      327              327
DI Finance/DynCorp International, Inc. Series B,
 9.500%, 2/15/13                                                       125              127
Equifax, Inc. 6.300%, 7/1/17                                           240              257
Hutchison Whampoa International Ltd. 144A
 5.750%, 9/11/19 (4)                                                   115              119
ITW Cupids Financing Trust I 144A
 6.550%, 12/31/11 (4)                                                2,000            1,995
Noble Group Ltd. 144A 6.750%, 1/29/20 (4)                              200              207
Owens Corning, Inc. 6.500%, 12/1/16                                     60               64
Teekay Corp. 8.500%, 1/15/20                                            75               79
USG Corp. 144A 9.750%, 8/1/14 (4)                                       21               22

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
INDUSTRIALS-(CONTINUED)
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21 (4)                   $       150       $      148
                                                                                 ----------
                                                                                      3,655
                                                                                 ----------

INFORMATION TECHNOLOGY-0.6%
Agilent Technologies, Inc. 5.500%, 9/14/15                              75               80
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17                    250              248
Crown Castle Holdings GS V LLC/Crown Castle GS III Corp.
 144A 7.750%, 5/1/17 (4)                                               150              164
Intuit, Inc. 5.750%, 3/15/17                                            71               75
Jabil Circuit, Inc. 8.250%, 3/15/18                                    170              185
Xerox Corp. 6.750%, 2/1/17                                             325              359
                                                                                 ----------
                                                                                      1,111
                                                                                 ----------

MATERIALS-1.6%
Agrium, Inc. 6.750%, 1/15/19                                           180              199
Airgas, Inc. 4.500%, 9/15/14                                            38               39
ArcelorMittal 6.125%, 6/1/18                                           180              189
Ashland, Inc. 144A 9.125%, 6/1/17 (4)                                  125              140
Ball Corp. 7.125%, 9/1/16                                              125              133
Catalyst Paper Corp. 7.375%, 3/1/14                                    180              126
Celulosa Arauco 7.250%, 7/29/19                                        150              161
Commercial Metals Co. 7.350%, 8/15/18                                  170              179
CRH America, Inc.
 6.000%, 9/30/16                                                       255              274
 8.125%, 7/15/18                                                       150              177
Dow Chemical Co. (The) 8.550%, 5/15/19                                 150              182
Georgia Gulf Corp. 144A 9.000%, 1/15/17 (4)                            125              131
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20 (4)                         100              106
JonhsonDiversey, Inc. 144A 8.250%, 11/15/19 (4)                         15               16
Nova Chemicals Corp. 3.649%, 11/15/13(3)                               170              161
Owens-Brockway Glass Container, Inc. 7.375%, 5/15/16                   125              132
Verso Paper Holdings LLC / Verso Paper, Inc. Series B,
 3.999%, 8/1/14 (3)                                                     93               80
Xstrata Canada Corp. 5.500%, 6/15/17                                   260              263
                                                                                 ----------
                                                                                      2,688
                                                                                 ----------
TELECOMMUNICATION SERVICES-0.6%
Axtel SAB de C.V. 144A 9.000%, 9/22/19 (4)                              38               39
Cincinnati Bell, Inc. 8.250%, 10/15/17                                  60               61
Clearwire Communications LLC/Clearwire Finance, Inc.
 144A 12.000%, 12/1/15 (4)                                              40               41
Frontier Communications Corp. 8.125%, 10/1/18                           75               75
OJSC Vimpel Communications 144A (VIP Finance Ireland Ltd.)
 9.125%, 4/30/18 (4)                                                   125              142
Qwest Corp.
 7.875%, 9/1/11                                                        125              132
 6.500%, 6/1/17                                                        143              149
Telecom Italia Capital SA 5.250%, 10/1/15                              200              205
Virgin Media Finance plc Series 1, 9.500%, 8/15/16                     100              110
                                                                                 ----------
                                                                                        954
                                                                                 ----------
UTILITIES-1.4%
Allegheny Energy Supply Co. LLC 144A 8.250%, 4/15/12 (4)               110              121
AmeriGas Partners LP 7.250%, 5/20/15                                   500              510
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19 (4)             100              109
Great River Energy 144A 5.829%, 7/1/17 (4)                             114              126
Korea Electric Power Corp. 144A 5.500%, 7/21/14 (4)                    100              107
Majapahit Holding BV 144A 7.750%, 1/20/20 (4)                          200              218
Midwest Generation LLC Series B 8.560%, 1/2/16                         141              144
Northeast Utilities 5.650%, 6/1/13                                     200              213
Sempra Energy 6.000%, 10/15/39                                         150              147
Suburban Propane Partners LP/Suburban Energy Finance Corp.
 7.375%, 3/15/20                                                        45               46
TransAlta Corp. 4.750%, 1/15/15                                         65               67
United Energy Distribution Holdings Property Ltd. 144A
 5.450%, 4/15/16 (4)                                                   500              515
                                                                                 ----------
                                                                                      2,323
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $30,185)                                                            31,318
-------------------------------------------------------------------------------------------
CONVERTIBLE BONDS-0.1%

MATERIALS-0.1%
Georgia-Pacific Corp. 144A 7.000%, 1/15/15 (4)                         125              130
-------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $127)                                                                  130
-------------------------------------------------------------------------------------------
LOAN AGREEMENTS(3)-0.4%

CONSUMER DISCRETIONARY-0.1%
Lamar Media Corp. Tranche F, 5.500%, 3/31/14                            39               39

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                PAR VALUE          VALUE
                                                               -----------       ----------
CONSUMER DISCRETIONARY-(CONTINUED)
Six Flags Theme Parks, Inc. Tranche 0.000%, 6/15/15            $       110       $      110
                                                                                 ----------
                                                                                        149
                                                                                 ----------

CONSUMER STAPLES-0.0%
Reynolds Group Holdings Ltd. Tranche 6.250%, 11/5/15                    45               45
                                                                                 ----------

FINANCIALS-0.0%
Delos Aircraft, Inc. Tranche B-2, 7.000%, 3/17/16                        8                8
International Lease Finance Corp. Tranche B-1, 6.750%,
 3/17/15                                                                12               12
Universal City Tranche 6.500%, 11/6/14                                  19               19
                                                                                 ----------
                                                                                         39
                                                                                 ----------

HEALTH CARE-0.0%
RehabCare Group, Inc. Tranche B, 6.000%, 11/24/15                       55               55
                                                                                 ----------

INDUSTRIALS-0.1%
Bucyrus International, Inc. Tranche C, 4.500%, 2/19/16                  65               66
Protection One Alarm Monitoring, Inc. Tranche B-2, 6.250%,
 3/31/14                                                                30               30
                                                                                 ----------
                                                                                         96
                                                                                 ----------

MATERIALS-0.1%
Anchor Glass Container Corp. Tranche 6.000%, 2/3/16                     90               90
Gentek Holding LLC Tranche 7.000%, 10/29/14                             50               50
Lyondell Chemical Co. Tranche 0.000%, 4/8/16                            75               76
                                                                                 ----------
                                                                                        216
                                                                                 ----------

UTILITIES-0.1%
Texas Competitive Electric Holdings Co. LLC Tranche B-2,
 3.736%, 10/10/14                                                       71               59
-------------------------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $662)                                                                  659
-------------------------------------------------------------------------------------------

                                                                 SHARES            VALUE
                                                               -----------       ----------
PREFERRED STOCK-0.0%

FINANCIALS-0.0%
GMAC, Inc. Series G Pfd. 7.00% 144A(4)                                  84               64
-------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $27)                                                                    64
-------------------------------------------------------------------------------------------
COMMON STOCKS-58.4%

CONSUMER DISCRETIONARY-1.3%
McDonald's Corp.                                                    34,000       $    2,268
                                                                                 ----------

CONSUMER STAPLES-8.1%
Altria Group, Inc.                                                 113,500            2,329
Bunge Ltd.                                                          34,300            2,114
Clorox Co. (The)                                                    37,000            2,373
Costco Wholesale Corp.                                              35,000            2,090
PepsiCo, Inc.                                                       35,000            2,316
Philip Morris International, Inc.                                   45,000            2,347
                                                                                 ----------
                                                                                     13,569
                                                                                 ----------

ENERGY-11.5%
Chesapeake Energy Corp.                                             83,000            1,962
Chevron Corp.                                                       28,000            2,123
ConocoPhillips                                                      43,000            2,200
Halliburton Co.                                                     71,000            2,139
Massey Energy Co.                                                   42,000            2,196
Occidental Petroleum Corp.                                          27,000            2,283
Petroleo Brasileiro SA ADR                                          49,000            2,180
Valero Energy Corp.                                                105,000            2,069
Williams Cos., Inc. (The)                                           96,000            2,218
                                                                                 ----------
                                                                                     19,370
                                                                                 ----------

FINANCIALS-2.6%
Goldman Sachs Group, Inc. (The)                                     12,000            2,048
Hudson City Bancorp, Inc.                                          159,200            2,254
                                                                                 ----------
                                                                                      4,302
                                                                                 ----------

HEALTH CARE-7.6%
Biogen Idec, Inc.(2)                                                38,000            2,180
Gilead Sciences, Inc.(2)                                            47,000            2,137
Johnson & Johnson                                                   33,000            2,151
Shire plc ADR                                                       33,000            2,177
St. Jude Medical, Inc.(2)                                           52,000            2,135
UnitedHealth Group, Inc.                                            63,000            2,058
                                                                                 ----------
                                                                                     12,838
                                                                                 ----------

INDUSTRIALS-7.6%
Caterpillar, Inc.                                                   35,000            2,200
Continental Airlines, Inc. Class B(2)                              108,000            2,373
DryShips, Inc.(2)                                                  353,000            2,061
Foster Wheeler AG(2)                                                69,000            1,873

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                 SHARES            VALUE
                                                               -----------       ----------
INDUSTRIALS-(CONTINUED)
L-3 Communications Holdings, Inc.                                   23,000       $    2,107
Union Pacific Corp.                                                 30,000            2,199
                                                                                 ----------
                                                                                     12,813
                                                                                 ----------

INFORMATION TECHNOLOGY-10.6%
Cisco Systems, Inc.(2)                                              88,000            2,291
Corning, Inc.                                                      117,000            2,365
Hewlett-Packard Co.                                                 43,000            2,285
International Business Machines Corp.                               17,000            2,180
Microsoft Corp.                                                     73,000            2,137
Nokia Oyj Sponsored ADR                                            145,000            2,253
QUALCOMM, Inc.                                                      50,400            2,116
Research In Motion Ltd.(2)                                          30,000            2,219
                                                                                 ----------
                                                                                     17,846
                                                                                 ----------

MATERIALS-5.4%
Alcoa, Inc.                                                        157,000            2,236
Freeport-McMoRan Copper & Gold, Inc.                                30,000            2,506
Nucor Corp.                                                         47,000            2,133
Potash Corp. of Saskatchewan, Inc.                                  18,000            2,148
                                                                                 ----------
                                                                                      9,023
                                                                                 ----------
TELECOMMUNICATION SERVICES-2.6%
AT&T, Inc.                                                          84,000            2,171
Verizon Communications, Inc.                                        72,000            2,233
                                                                                 ----------
                                                                                      4,404
                                                                                 ----------
UTILITIES-1.1%
Exelon Corp.                                                        43,000            1,884
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $75,025)                                                            98,317
-------------------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS-1.1%

PowerShares Deutsche Bank Agriculture Fund(2)                       77,900            1,888
-------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,941)                                                              1,888
-------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-99.7%
(IDENTIFIED COST $144,108)                                                          167,798
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-0.4%

MONEY MARKET MUTUAL FUNDS-0.4%
Dreyfus Cash Management Fund - Institutional Shares
 (seven-day effective yield 0.070%)                                641,923              642
-------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $642)                                                                  642
-------------------------------------------------------------------------------------------

TOTAL INVESTMENTS-100.1%
(IDENTIFIED COST $144,750)                                                          168,440(1)

Other Assets and Liabilities-(0.1)%                                                     (93)
                                                                                 ----------
NET ASSETS-100.0%                                                                $  168,347
                                                                                 ==========

Refer to Footnote Legend

ABBREVIATIONS:

ADR  American Depositary Receipt.

FGIC Financial Guaranty Insurance Company

FNMA Federal National Mortgage Association ("Fannie Mae").

FSA  Financial Security Assurance, Inc.

GNMA Government National Mortgage Association ("Ginnie Mae")

NATL National Public Finance Guarantee Corp.

SBA  Small Business Administration

FOREIGN CURRENCIES:

AUD  Australian Dollar

CAD  Canadian Dollar

KRW  Korean Won

NOK  Norwegian Krone

NZD  New Zealand Dollar

TRY  Turkish Lira

ZAR  South Africa Rand

                     See Notes to Schedules of Investments

                      PHOENIX STRATEGIC ALLOCATION SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
--------------------------------------------------------------------------
United States (includes short - term investments)                       84%
Bermuda                                                                  3
Canada                                                                   3
Brazil                                                                   2
United Kingdom                                                           2
Finland                                                                  1
Greece                                                                   1
Other                                                                    4
--------------------------------------------------------------------------
Total                                                                  100%
--------------------------------------------------------------------------

+  % of total investments as of March 31, 2010

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                                              LEVEL 2
                                       TOTAL VALUE AT                       SIGNIFICANT
                                          MARCH 31,          LEVEL 1         OBSERVABLE
INVESTMENT IN SECURITIES:                   2010          QUOTED PRICES        INPUTS
----------------------------------------------------------------------------------------

Debt Securities:
 U.S. Government Securities           $          2,135   $            --   $       2,135
 Municipal Securities                            3,683                --           3,683
 Foreign Government Securities                   1,220                --           1,220
 Mortgage-Backed Securities                     26,845                --          26,845
 Asset-Backed Securities                         1,539                --           1,539
 Corporate Debt                                 32,107                --          32,107
Equity Securities:
 Common Stocks                                  98,317            98,317              --
 Exchange Traded Funds                           1,888             1,888              --
 Preferred Stock                                    64                64              --
 Short-Term Investments                            642               642              --
Total Investments                              168,440           100,911          67,529


There are no Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                 SHARES         VALUE
                                               ------------   ----------
PREFERRED STOCK--4.2%

INFORMATION TECHNOLOGY--4.2%
Samsung Electronics Co., Ltd. Pfd. 1.470%            35,700   $   16,975
 -----------------------------------------------------------------------
TOTAL PREFERRED STOCK
(IDENTIFIED COST $9,806)                                          16,975
------------------------------------------------------------------------

COMMON STOCKS--93.9%

CONSUMER DISCRETIONARY--3.0%
adidas AG                                           231,300       12,371
                                                              ----------

CONSUMER STAPLES--7.9%
British American Tobacco plc                        422,500       14,564
Casino Guichard Perrachon SA                         49,800        4,214
Metro AG                                             76,500        4,538
Nestle S.A. Registered Shares                       176,750        9,052
                                                              ----------
                                                                  32,368
                                                              ----------

ENERGY--12.2%
ENI S.p.A.                                          681,200       15,982
PetroChina Co. Ltd. Class H                       5,478,000        6,406
Petroleo Brasileiro SA Sponsored ADR                250,200        9,905
Royal Dutch Shell plc Class B                       221,400        6,100
Tenaris S.A. Sponsored ADR                          271,800       11,671
                                                              ----------
                                                                  50,064
                                                              ----------

FINANCIALS--24.2%
Banco Bradesco SA Sponsored ADR                     239,400        4,412
City Developments Ltd.                            1,048,000        7,941
Daito Trust Construction Co. Ltd.                   118,400        5,712
Intesa Sanpaolo S.p.A.(2)                         1,114,600        4,151
Mapfre SA                                         2,692,913        9,879
Nordea Bank AB                                      766,000        7,559
Oversea-Chinese Banking Corp. Ltd.                1,355,431        8,439
QBE Insurance Group Ltd.                            757,400       14,477
Standard Chartered plc                              420,500       11,470
Swire Pacific Ltd. Class B                        4,650,000       10,205
Zurich Financial Services AG
  Registered Shares                                  57,100       14,638
                                                              ----------
                                                                  98,883
                                                              ----------

HEALTH CARE--8.7%
Novartis AG Registered Shares                       185,600       10,025
Roche Holding AG Registered Shares                   70,900       11,498
Takeda Pharmaceutical Co. Ltd.                      318,200       14,006
                                                              ----------
                                                                  35,529
                                                              ----------

INDUSTRIALS--11.8%
Canadian National Railway Co.                        72,500        4,400
FANUC Ltd.                                           91,400        9,698
Grupo Aeroportuario del Sureste
  S.A. de C.V.  ADR                                 149,000        7,726
Koninklijke Philips Electronics N.V.                280,200        8,984
Schneider Electric SA                                90,600       10,627
Weir Group plc (The)                                490,200        6,955
                                                              ----------
                                                                  48,390
                                                              ----------

INFORMATION TECHNOLOGY--8.6%
Canon, Inc.                                         259,850       12,035
Taiwan Semiconductor Manufacturing
  Co. Ltd., Sponsored ADR                         1,407,165       14,761
Telefonaktiebolaget LM Ericsson
  Class B                                           788,000        8,305
                                                              ----------
                                                                  35,101
                                                              ----------

MATERIALS--6.4%
BHP Billiton plc                                    129,200        4,431
Rio Tinto plc                                       222,500       13,185
Shin-Etsu Chemical Co. Ltd.                         146,500        8,509
                                                              ----------
                                                                  26,125
                                                              ----------

TELECOMMUNICATION SERVICES--5.3%
China Mobile Ltd.                                   624,500        6,008
Vodafone Group plc                                6,789,900       15,662
                                                              ----------
                                                                  21,670
                                                              ----------

UTILITIES--5.8%
Centrica plc                                      1,888,800        8,424
E.ON AG                                             414,900       15,318
                                                              ----------
                                                                  23,742
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $299,098)                                       384,243
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.1%
(IDENTIFIED COST $308,904)                                       401,218
------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
Dreyfus Cash Management Fund -
  Institutional Shares (seven-day
  effective yield 0.070%)                         4,185,284        4,185
------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,185)                                           4,185
------------------------------------------------------------------------

                     See Notes to Schedules of Investments

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                            SHARES         VALUE
                                          ------------   ----------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $313,089)                                  405,403(1)

Other assets and liabilities,
 net--0.9%                                                    3,694
                                                         ----------
NET ASSETS--100.0%                                       $  409,097
                                                         ==========

Refer to Footnote Legend

ABBREVIATIONS:
ADR   American Depositary Receipt.

FOREIGN CURRENCIES:
AUD   Australian Dollar
KRW   Korean Won

                     See Notes to Schedules of Investments

                      PHOENIX-ABERDEEN INTERNATIONAL SERIES
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 3/31/10 +
-------------------------------------------------------------------
United Kingdom                                                   19%
Japan                                                            12
Germany                                                           8
Italy                                                             8
Switzerland                                                       8
United States ( includes short - term investments)                8
South Korea                                                       4
Other                                                            33
-------------------------------------------------------------------
Total                                                           100%
-------------------------------------------------------------------

+  % of total investments as of March 31, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                          TOTAL VALUE AT
                                             MARCH 31,          LEVEL 1
INVESTMENT IN SECURITIES:                      2010          QUOTED PRICES
---------------------------------------------------------------------------
Equity Securities:
    Common Stocks                         $       384,243   $       384,243
    Preferred Stock                                16,975            16,975
    Short-Term Investments                          4,185             4,185
Total Investments                                 405,403           405,403

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities. Certain Foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the series valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at 3/31/10 and therefore the series did not utilize the external pricing service model adjustments. As a result, securities still held by the series were transferred from Level 2 into Level 1 with an end of period value of $329,673. Please refer to the note on security valuation in the Notes to Schedules of Investments.

                     See Notes to Schedules of Investments

The following is a reconciliation of assets of the series for Level 3 investments for which significant unobservable inputs were used to determine fair value: ($ reported in thousands)

                                             Common
INVESTMENTS IN SECURITIES                    Stocks
                                          ---------------
BALANCE AS OF DECEMBER 31, 2009:          $           224

Accrued Discount/(Premium)                             --

Realized Gain (Loss)                                   --

Change in Unrealized
Appreciation (Depreciation)                            --

Net Purchases/(Sales)                                  --

Transfers In and/or Out of Level 3(1)                (224)
                                          ---------------

BALANCE AS OF MARCH 31, 2010              $            --
                                          ===============

(1) "Transfers in and/or out" represent the ending value as of March 31, 2010, for any investment security where a Change in the pricing level occurred from the beginning to the end of the period.

              PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                ----------     ------------
COMMON STOCKS -- 97.3%

REAL ESTATE INVESTMENT TRUSTS -- 97.3%

DIVERSIFIED -- 5.1%
Vornado Realty Trust                                                                                78,236     $      5,922
                                                                                                               ------------

HEALTH CARE -- 12.4%
HCP, Inc.                                                                                          145,729            4,809
Health Care REIT, Inc.                                                                              66,327            3,000
Nationwide Health Properties, Inc.                                                                  70,125            2,465
Ventas, Inc.                                                                                        85,021            4,037
                                                                                                               ------------
                                                                                                                     14,311
                                                                                                               ------------

INDUSTRIAL/OFFICE -- 19.8%

INDUSTRIAL -- 4.5%
AMB Property Corp.                                                                                  63,583            1,732
Eastgroup Properties, Inc.                                                                          13,184              497
ProLogis                                                                                           222,773            2,941
                                                                                                               ------------
                                                                                                                      5,170
                                                                                                               ------------

MIXED -- 2.7%
Duke Realty Corp.                                                                                   59,030              732
Liberty Property Trust                                                                              72,664            2,466
                                                                                                               ------------
                                                                                                                      3,198
                                                                                                               ------------

OFFICE -- 12.6%
Alexandria Real Estate Equities, Inc.                                                               22,328            1,509
BioMed Realty Trust, Inc.                                                                           93,611            1,548
Boston Properties, Inc.                                                                             68,824            5,192
Corporate Office Properties Trust                                                                   29,943            1,202
Douglas Emmett, Inc.                                                                                15,125              233
Highwoods Properties, Inc.                                                                          46,122            1,464
Mack-Cali Realty Corp.                                                                              48,495            1,709
SL Green Realty Corp.                                                                               29,421            1,685
                                                                                                               ------------
                                                                                                                     14,542
                                                                                                               ------------
                                                                                                                     22,910
                                                                                                               ------------

LODGING/RESORTS -- 6.1%
Host Hotels & Resorts, Inc.                                                                        367,899            5,390
LaSalle Hotel Properties                                                                            72,330            1,685
                                                                                                               ------------
                                                                                                                      7,075
                                                                                                               ------------

RESIDENTIAL -- 16.9%

APARTMENTS -- 15.9%
American Campus Communities, Inc.                                                                   16,353              452
Apartment Investment & Management Co. Class A                                                       69,899            1,287
AvalonBay Communities, Inc.                                                                         39,353            3,398
BRE Properties, Inc.                                                                                40,495            1,448
Equity Residential                                                                                 173,839            6,806
Essex Property Trust, Inc.                                                                          23,146            2,082
Home Properties, Inc.                                                                               22,382            1,047
UDR, Inc.                                                                                          103,489            1,826
                                                                                                               ------------
                                                                                                                     18,346
                                                                                                               ------------

MANUFACTURED HOMES -- 1.0%
Equity Lifestyle Properties, Inc.                                                                   20,912            1,126
                                                                                                               ------------
                                                                                                                     19,472
                                                                                                               ------------

RETAIL -- 22.3%

FREE STANDING -- 0.6%
National Retail Properties, Inc.                                                                    33,276              760
                                                                                                               ------------

REGIONAL MALLS -- 12.2%
Macerich Co. (The)                                                                                  64,898            2,486
Simon Property Group, Inc.                                                                         133,156           11,172
Taubman Centers, Inc.                                                                               10,378              414
                                                                                                               ------------
                                                                                                                     14,072
                                                                                                               ------------

SHOPPING CENTERS -- 9.5%
Developers Diversified Realty Corp.                                                                 98,750            1,202
Federal Realty Investments Trust                                                                    33,244            2,421
Kimco Realty Corp.                                                                                 242,339            3,790
Regency Centers Corp.                                                                               11,793              442
Tanger Factory Outlet Centers                                                                       44,423            1,917
Weingarten Realty Investors                                                                         55,100            1,188
                                                                                                               ------------
                                                                                                                     10,960
                                                                                                               ------------
                                                                                                                     25,792
                                                                                                               ------------

SELF STORAGE -- 7.2%
Extra Space Storage, Inc.                                                                          173,705            2,203
Public Storage                                                                                      66,587            6,125
                                                                                                               ------------
                                                                                                                      8,328
                                                                                                               ------------

SPECIALTY -- 7.5%
Digital Realty Trust, Inc.                                                                          84,749            4,593
Entertainment Properties Trust                                                                      25,437            1,046
Plum Creek Timber Co., Inc.                                                                         39,205            1,526

                     See Notes to Schedules of Investments

              PHOENIX DUFF & PHELPS REAL ESTATE SECURITIES SERIES
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                ----------     ------------
REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
Rayonier, Inc.                                                                                      31,700     $      1,440
                                                                                                               ------------
                                                                                                                      8,605
                                                                                                               ------------

TOTAL COMMON STOCKS
(IDENTIFIED COST $73,396)                                                                                           112,415
                                                                                                               ------------
TOTAL LONG TERM INVESTMENTS -- 97.3%
(IDENTIFIED COST $73,396)                                                                                           112,415
                                                                                                               ------------

SHORT TERM INVESTMENTS -- 2.9%

MONEY MARKET MUTUAL FUNDS -- 2.9%
Dreyfus Cash Management Fund - Institutional
 Shares (seven-day effective yield 0.070%)                                                       3,402,211            3,402
                                                                                                               ------------
TOTAL SHORT TERM INVESTMENTS
(IDENTIFIED COST $3,402)                                                                                              3,402
                                                                                                               ------------

TOTAL INVESTMENTS -- 100.2%
(IDENTIFIED COST $76,798)                                                                                           115,817(1)

Other assets and liabilities, net -- (0.2)%                                                                            (280)
                                                                                                               ------------
NET ASSETS -- 100.0%                                                                                           $    115,537
                                                                                                               ============

Refer to Footnote Legend

ABBREVIATIONS:

REIT      Real Estate Investment Trust

                     See Notes to Schedules of Investments

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                          TOTAL VALUE AT
                                                            MARCH 31,              LEVEL 1
INVESTMENT IN SECURITIES:                                      2010             QUOTED PRICES
---------------------------------------------------------------------------------------------
Equity Securities:
   Real Estate Investment Trusts                          $      112,415        $     112,415
Short Term Investments                                             3,402                3,402
Total Investments                                                115,817              115,817

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

     PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 ---------      ----------
COMMON STOCKS -- 97.4%

CONSUMER DISCRETIONARY -- 18.8%
Comcast Corp. Class A                                                                              107,199      $    2,018
DIRECTV Class A(2)                                                                                  18,283             618
Home Depot, Inc. (The)                                                                              15,700             508
Lowe's Cos., Inc.                                                                                   17,800             431
Macy's, Inc.                                                                                        11,336             247
News Corp. Class B                                                                                  46,800             796
Penney (J.C.) Co., Inc.                                                                             12,000             386
Target Corp.                                                                                         3,600             189
Time Warner Cable, Inc.                                                                             11,785             628
Time Warner, Inc.(2)                                                                                26,733             836
Viacom, Inc. Class B(2)                                                                             62,100           2,135
                                                                                                                ----------
                                                                                                                     8,792
                                                                                                                ----------

CONSUMER STAPLES -- 11.4%
Altria Group, Inc.                                                                                  18,500             380
Coca-Cola Co. (The)                                                                                 10,700             588
CVS Caremark Corp.                                                                                  15,600             570
Kraft Foods, Inc. Class A                                                                           35,224           1,065
PepsiCo, Inc.                                                                                        2,100             139
Philip Morris International, Inc.                                                                    9,500             496
Procter & Gamble Co. (The)                                                                           3,100             196
Unilever N.V. - NY Registered Shares                                                                27,800             838
Wal-Mart Stores, Inc.                                                                               19,400           1,079
                                                                                                                ----------
                                                                                                                     5,351
                                                                                                                ----------

ENERGY -- 7.0%
BP plc Sponsored ADR                                                                                 5,700             325
Chevron Corp.                                                                                       10,600             804
ConocoPhillips                                                                                      12,700             650
Halliburton Co.                                                                                     23,800             717
Royal Dutch Shell plc ADR                                                                            8,000             463
Total SA Sponsored ADR                                                                               5,700             331
                                                                                                                ----------
                                                                                                                     3,290
                                                                                                                ----------

FINANCIALS -- 24.0%
AFLAC, Inc.                                                                                          4,500             244
Bank of America Corp.                                                                               63,502           1,133
Bank of New York Mellon Corp. (The)                                                                 30,645             946
Berkshire Hathaway, Inc. Class B(2)                                                                  5,300             431
Chubb Corp. (The)                                                                                   44,900           2,328
Citigroup, Inc. (2)                                                                                105,600             428
Goldman Sachs Group, Inc. (The)                                                                      2,000             341
JPMorgan Chase & Co.                                                                                31,700           1,419
MetLife, Inc.                                                                                       14,900             646
PNC Financial Services Group, Inc.                                                                   9,900             591
Primerica, Inc.                                                                                        600               9
State Street Corp.                                                                                   4,100             185
Torchmark Corp.                                                                                      8,300             444
Travelers Cos., Inc. (The)                                                                          22,000           1,187
U.S. Bancorp                                                                                        12,800             331
Wells Fargo & Co.                                                                                   18,700             582
                                                                                                                ----------
                                                                                                                    11,245
                                                                                                                ----------

HEALTH CARE -- 13.3%
Abbott Laboratories                                                                                  6,000             316
Boston Scientific Corp.(2)                                                                          23,600             170
Bristol-Myers Squibb Co.                                                                            41,499           1,108
Cardinal Health, Inc.                                                                               22,500             811
Eli Lilly & Co.                                                                                     13,800             500
GlaxoSmithKline plc Sponsored ADR                                                                    5,700             220
Merck & Co., Inc.                                                                                   24,263             906
Pfizer, Inc.                                                                                        67,069           1,150
Roche Holding AG Sponsored ADR                                                                       8,000             324
UnitedHealth Group, Inc.                                                                            11,100             363
WellPoint, Inc.(2)                                                                                   5,500             354
                                                                                                                ----------
                                                                                                                     6,222
                                                                                                                ----------

INDUSTRIALS -- 3.7%
Emerson Electric Co.                                                                                 5,900             297
General Electric Co.                                                                                35,000             637
Honeywell International, Inc.                                                                        8,300             376
Ingersoll-Rand plc                                                                                  12,400             432
                                                                                                                ----------
                                                                                                                     1,742
                                                                                                                ----------

INFORMATION TECHNOLOGY -- 10.8%
Accenture plc Class A                                                                                5,800             243
Cisco Systems, Inc.(2)                                                                              20,000             521
Cognex Corp.                                                                                         5,900             109
Dell, Inc.(2)                                                                                       28,863             433
eBay, Inc.(2)                                                                                       50,600           1,364
Hewlett-Packard Co.                                                                                  9,700             515
Intel Corp.                                                                                         29,700             661
KLA-Tencor Corp.                                                                                     8,500             263
Microsoft Corp.                                                                                      5,700             167
Western Union Co. (The)                                                                              7,300             124
Yahoo!, Inc.(2)                                                                                     38,400             635
                                                                                                                ----------
                                                                                                                     5,035
                                                                                                                ----------

                     See Notes to Schedules of Investments

     PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 ---------      ----------
MATERIALS -- 3.9%
Alcoa, Inc.                                                                                         25,900          $  369
Du Pont (E.I.) de Nemours & Co.                                                                      8,599             320
International Paper Co.                                                                             46,315           1,140
                                                                                                                ----------
                                                                                                                     1,829
                                                                                                                ----------

TELECOMMUNICATION SERVICES -- 4.2%
AT&T, Inc.                                                                                          24,600             636
Verizon Communications, Inc.                                                                        30,500             946
Vodafone Group plc Sponsored  ADR                                                                   15,500             361
                                                                                                                ----------
                                                                                                                     1,943
                                                                                                                ----------

UTILITIES -- 0.3%
Sempra Energy                                                                                        2,700             135
--------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $39,501)                                                                                           45,584
--------------------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 97.4%
(IDENTIFIED COST $39,501)                                                                                           45,584
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%

MONEY MARKET MUTUAL FUNDS -- 2.6%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.070%)           1,199,857           1,200
--------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,200)                                                                                             1,200
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
(IDENTIFIED COST $40,701)                                                                                           46,784(1)

Other assets and liabilities, net -- 0.0%                                                                                8
                                                                                                                ----------
NET ASSETS -- 100.0%                                                                                            $   46,792
                                                                                                                ==========

Refer to Footnote Legend

ABBREVIATIONS:

ADR      American Depositary Receipt.

                     See Notes to Schedules of Investments

     PHOENIX COMSTOCK SERIES (FORMERLY PHOENIX-VAN KAMPEN COMSTOCK SERIES)
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)


COUNTRY WEIGHTINGS as of 3/31/10 +
---------------------------------------------------------
United States ( includes short - term investments)     92%
United Kingdom                                          3
Netherlands                                             2
France                                                  1
Ireland                                                 1
Switzerland                                             1
---------------------------------------------------------
Total                                                 100%
=========================================================


+ % of total investments as of March 31, 2010

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                          TOTAL VALUE AT
                                                            MARCH 31,              LEVEL 1
INVESTMENT IN SECURITIES:                                      2010             QUOTED PRICES
---------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                           $       45,584        $      45,584
  Short-Term Investments                                           1,200                1,200
Total Investments                                                 46,784               46,784

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
COMMON STOCKS -- 99.0%

CONSUMER DISCRETIONARY -- 10.0%
Abercrombie & Fitch Co. Class A                                                                       672       $      31
Amazon.com, Inc.(2)                                                                                 2,007             272
Apollo Group, Inc. Class A(2)                                                                         710              43
AutoNation, Inc.(2)                                                                                   878              16
AutoZone, Inc.(2)                                                                                     155              27
Bed Bath & Beyond, Inc.(2)                                                                          1,430              63
Best Buy Co., Inc.                                                                                  2,103              89
Big Lots, Inc.(2)                                                                                     668              24
Carnival Corp.                                                                                      2,688             104
CBS Corp. Class B                                                                                   4,113              57
Coach, Inc.                                                                                         1,779              70
Comcast Corp. Class A                                                                              17,403             327
Darden Restaurants, Inc.                                                                              984              44
DeVry, Inc.                                                                                           443              29
DIRECTV Class A(2)                                                                                  5,658             191
Discovery Communications, Inc. Class A(2)                                                           1,730              58
Eastman Kodak Co.(2)                                                                                2,184              13
Expedia, Inc.                                                                                         993              25
Family Dollar Stores, Inc.                                                                            674              25
Ford Motor Co.(2)                                                                                  20,507             258
Fortune Brands, Inc.                                                                                  900              44
GameStop Corp. Class A(2)                                                                             690              15
Gannett Co., Inc.                                                                                   1,045              17
Gap, Inc. (The)                                                                                     2,589              60
Genuine Parts Co.                                                                                     950              40
Goodyear Tire & Rubber Co. (The)(2)                                                                 1,126              14
H&R Block, Inc.                                                                                     2,089              37
Harley-Davidson, Inc.                                                                               1,322              37
Harman International Industries, Inc.(2)                                                              476              22
Hasbro, Inc.                                                                                          602              23
Home Depot, Inc. (The)                                                                             10,175             329
Horton (DR), Inc.                                                                                   1,216              15
International Game Technology                                                                       1,776              33
Interpublic Group of Cos., Inc. (The)(2)                                                            2,189              18
Johnson Controls, Inc.                                                                              4,176             138
Kohl's Corp.(2)                                                                                     1,929             106
Leggett & Platt, Inc.                                                                                 599              13
Lennar Corp. Class A                                                                                1,150              20
Limited Brands, Inc.                                                                                1,419              35
Lowe's Cos., Inc.                                                                                   8,720             211
Macy's, Inc.                                                                                        2,511              55
Marriott International, Inc. Class A                                                                1,422              45
Mattel, Inc.                                                                                        2,196              50
McDonald's Corp.                                                                                    6,558             437
McGraw-Hill Cos., Inc. (The)                                                                        2,072              74
Meredith Corp.                                                                                        294              10
New York Times Co. (The) Class A(2)                                                                   948              11
Newell Rubbermaid, Inc.                                                                             1,368              21
News Corp. Class A                                                                                 13,669             197
NIKE, Inc. Class B                                                                                  2,257             166
Nordstrom, Inc.                                                                                       920              38
O'Reilly Automotive, Inc.(2)                                                                          681              28
Office Depot, Inc.(2)                                                                               2,236              18
Omnicom Group, Inc.                                                                                 1,735              67
Penney (J.C.) Co., Inc.                                                                             1,479              48
Polo Ralph Lauren Corp.                                                                               296              25
priceline.com, Inc.(2)                                                                                285              73
Pulte Homes, Inc.(2)                                                                                1,739              20
RadioShack Corp.                                                                                    1,018              23
Ross Stores, Inc.                                                                                     665              36
Scripps Networks Interactive, Inc. Class A                                                            423              19
Sears Holdings Corp.(2)                                                                               243              26
Sherwin-Williams Co. (The)                                                                            586              40
Stanley Black & Decker, Inc.                                                                        1,053              60
Staples, Inc.                                                                                       4,429             104
Starbucks Corp.(2)                                                                                  4,514             110
Starwood Hotels & Resorts Worldwide, Inc.                                                           1,076              50
Target Corp.                                                                                        4,593             242
Tiffany & Co.                                                                                         680              32
Time Warner Cable, Inc.                                                                             2,247             120
Time Warner, Inc.(2)                                                                                7,111             222
TJX Cos., Inc. (The)                                                                                2,618             111
Urban Outfitters, Inc.(2)                                                                             603              23
VF Corp.                                                                                              521              42
Viacom, Inc. Class B(2)                                                                             3,846             132
Walt Disney Co. (The)                                                                              11,543             403
Washington Post Co. (The) Class B                                                                      49              22
Whirlpool Corp.                                                                                       406              35
Wyndham Worldwide Corp.                                                                               836              21
Wynn Resorts Ltd.                                                                                     501              38
Yum! Brands, Inc.                                                                                   2,937             113
                                                                                                                ---------
                                                                                                                    6,400
                                                                                                                ---------

CONSUMER STAPLES -- 11.1%
Altria Group, Inc.                                                                                 12,674             260
Archer-Daniels-Midland Co.                                                                          3,954             114

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
CONSUMER STAPLES -- (CONTINUED)
Avon Products, Inc.                                                                                 2,552       $      86
Brown-Forman Corp. Class B                                                                            621              37
Campbell Soup Co.                                                                                   1,235              44
Clorox Co. (The)                                                                                      930              60
Coca-Cola Co. (The)                                                                                13,730             755
Coca-Cola Enterprises, Inc.                                                                         1,904              53
Colgate-Palmolive Co.                                                                               2,892             247
ConAgra Foods, Inc.                                                                                 2,509              63
Constellation Brands, Inc. Class A(2)                                                               1,584              26
Costco Wholesale Corp.                                                                              2,561             153
CVS Caremark Corp.                                                                                  8,430             308
D.r. Pepper Snapple Group, Inc.                                                                     1,560              55
Dean Foods Co.(2)                                                                                   1,252              20
Estee Lauder Cos., Inc. (The) Class A                                                                 652              42
General Mills, Inc.                                                                                 2,065             146
Heinz (H.J.) Co.                                                                                    1,948              89
Hershey Co. (The)                                                                                   1,031              44
Hormel Foods Corp.                                                                                    550              23
Kellogg Co.                                                                                         1,520              81
Kimberly-Clark Corp.                                                                                2,434             153
Kraft Foods, Inc. Class A                                                                          10,218             309
Kroger Co. (The)                                                                                    4,082              88
Lorillard, Inc.                                                                                       848              64
McCormick & Co., Inc.                                                                                 694              27
Mead Johnson Nutrition Co. Class A                                                                  1,161              60
Molson Coors Brewing Co. Class B                                                                      962              40
PepsiCo, Inc.                                                                                       9,720             643
Philip Morris International, Inc.                                                                  11,178             583
Procter & Gamble Co. (The)                                                                         17,347           1,098
Reynolds American, Inc.                                                                             1,101              59
Safeway, Inc.                                                                                       2,303              57
Sara Lee Corp.                                                                                      4,523              63
Smucker (J.M.) Co. (The)                                                                              730              44
SUPERVALU, Inc.                                                                                       908              15
SYSCO Corp.                                                                                         3,403             100
Tyson Foods, Inc. Class A                                                                           2,186              42
Wal-Mart Stores, Inc.                                                                              12,907             718
Walgreen Co.                                                                                        6,119             227
Whole Foods Market, Inc.(2)                                                                           846              31
                                                                                                                ---------
                                                                                                                    7,127
                                                                                                                ---------

ENERGY -- 10.7%
Anadarko Petroleum Corp.                                                                            2,913             212
Apache Corp.                                                                                        1,960             199
Baker Hughes, Inc.                                                                                  1,767              83
BJ Services Co.                                                                                     1,595              34
Cabot Oil & Gas Corp.                                                                                 527              19
Cameron International Corp.(2)                                                                      1,422              61
Chesapeake Energy Corp.                                                                             4,141              98
Chevron Corp.                                                                                      12,161             922
ConocoPhillips                                                                                      8,810             451
Consol Energy, Inc.                                                                                 1,171              50
Denbury Resources, Inc.(2)                                                                          2,779              47
Devon Energy Corp.                                                                                  2,740             176
Diamond Offshore Drilling, Inc.                                                                       399              35
El Paso Corp.                                                                                       4,491              49
EOG Resources, Inc.                                                                                 1,449             135
Exxon Mobil Corp.                                                                                  28,450           1,905
FMC Technologies, Inc.(2)                                                                             725              47
Halliburton Co.                                                                                     5,313             160
Helmerich & Payne, Inc.                                                                               646              25
Hess Corp.                                                                                          1,646             103
Marathon Oil Corp.                                                                                  4,117             130
Massey Energy Co.                                                                                     412              21
Murphy Oil Corp.                                                                                    1,115              63
Nabors Industries Ltd.(2)                                                                           1,617              32
National Oilwell Varco, Inc.                                                                        2,679             109
Noble Energy, Inc.                                                                                  1,042              76
Occidental Petroleum Corp.                                                                          4,879             412
Peabody Energy Corp.                                                                                1,505              69
Pioneer Natural Resources Co.                                                                         624              35
Range Resources Corp.                                                                               1,013              47
Rowan Cos., Inc.(2)                                                                                   919              27
Schlumberger Ltd.                                                                                   7,089             450
Smith International, Inc.                                                                           1,401              60
Southwestern Energy Co.(2)                                                                          2,098              85
Spectra Energy Corp.                                                                                3,666              83
Sunoco, Inc.                                                                                          915              27
Tesoro Corp.                                                                                        1,126              16
Valero Energy Corp.                                                                                 3,687              73
Williams Cos., Inc. (The)                                                                           3,371              78
XTO Energy, Inc.                                                                                    3,560             168
                                                                                                                ---------
                                                                                                                    6,872
                                                                                                                ---------

FINANCIALS -- 16.4%
AFLAC, Inc.                                                                                         2,939             160
Allstate Corp. (The)                                                                                3,306             107
American Express Co.                                                                                7,291             301

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
FINANCIALS -- (CONTINUED)
American International Group, Inc.(2)                                                                 626       $      21
Ameriprise Financial, Inc.                                                                          1,677              76
AON Corp.                                                                                           1,600              68
Apartment Investment & Management Co. Class A                                                         946              17
Assurant, Inc.                                                                                        516              18
AvalonBay Communities, Inc.                                                                           451              39
Bank of America Corp.                                                                              60,625           1,082
Bank of New York Mellon Corp. (The)                                                                 7,462             230
BB&T Corp.                                                                                          3,951             128
Berkshire Hathaway, Inc. Class B(2)                                                                 9,864             802
Boston Properties, Inc.                                                                               796              60
Capital One Financial Corp.                                                                         2,585             107
CB Richard Ellis Group, Inc. Class A(2)                                                             1,814              29
Charles Schwab Corp. (The)                                                                          6,070             113
Chubb Corp. (The)                                                                                   2,070             107
Cincinnati Financial Corp.                                                                            802              23
Citigroup, Inc. (2)                                                                               119,599             484
CME Group, Inc. Class A                                                                               418             132
Comerica, Inc.                                                                                      1,210              46
Discover Financial Services                                                                         2,941              44
E*TRADE Financial Corp.(2)                                                                          6,407              11
Equity Residential                                                                                  1,740              68
Federated Investors, Inc. Class B                                                                     721              19
Fifth Third Bancorp                                                                                 4,944              67
First Horizon National Corp.(2)                                                                     1,785              25
Franklin Resources, Inc.                                                                              926             103
Genworth Financial, Inc. Class A(2)                                                                 2,652              49
Goldman Sachs Group, Inc. (The)                                                                     3,125             533
Hartford Financial Services Group, Inc. (The)                                                       2,451              70
HCP, Inc.                                                                                           1,628              54
Health Care REIT, Inc.                                                                                801              36
Host Hotels & Resorts, Inc.                                                                         4,340              64
Hudson City Bancorp, Inc.                                                                           3,299              47
Huntington Bancshares, Inc.                                                                         3,127              17
IntercontinentalExchange, Inc.(2)                                                                     479              54
Invesco Ltd.                                                                                        2,614              57
Janus Capital Group, Inc.                                                                           1,284              18
JPMorgan Chase & Co.                                                                               23,717           1,061
KeyCorp                                                                                             5,996              46
Kimco Realty Corp.                                                                                  2,127              33
Legg Mason, Inc.                                                                                    1,155              33
Leucadia National Corp.(2)                                                                          1,386              34
Lincoln National Corp.                                                                              2,033              62
Loews Corp.                                                                                         2,171              81
M&T Bank Corp.                                                                                        437              35
Marsh & McLennan Cos., Inc.                                                                         3,063              75
Marshall & Ilsley Corp.                                                                             2,331              19
MetLife, Inc.                                                                                       4,770             207
Moody's Corp.                                                                                       1,178              35
Morgan Stanley                                                                                      8,608             252
NASDAQ OMX Group, Inc. (The)(2)                                                                     1,108              23
Northern Trust Corp.                                                                                1,363              75
NYSE Euronext, Inc.                                                                                 1,706              51
People's United Financial, Inc.                                                                     2,080              33
Plum Creek Timber Co., Inc.                                                                           968              38
PNC Financial Services Group, Inc.                                                                  3,125             187
Principal Financial Group, Inc.                                                                     1,981              58
Progressive Corp. (The)                                                                             4,011              77
ProLogis                                                                                            2,648              35
Prudential Financial, Inc.                                                                          2,832             171
Public Storage                                                                                        862              79
Regions Financial Corp.                                                                             7,010              55
Simon Property Group, Inc.                                                                          1,760             148
SLM Corp.(2)                                                                                        2,513              31
State Street Corp.                                                                                  3,044             137
SunTrust Banks, Inc.                                                                                3,185              85
T. Rowe Price Group, Inc.                                                                           1,493              82
Torchmark Corp.                                                                                       388              21
Travelers Cos., Inc. (The)                                                                          3,204             173
U.S. Bancorp                                                                                       11,732             304
Unum Group                                                                                          2,003              50
Ventas, Inc.                                                                                          863              41
Vornado Realty Trust                                                                                  964              73
Wells Fargo & Co.                                                                                  30,908             962
XL Capital Ltd. Class A                                                                             1,946              37
Zions Bancorp                                                                                         938              20
                                                                                                                ---------
                                                                                                                   10,505
                                                                                                                ---------

HEALTH CARE -- 12.1%
Abbott Laboratories                                                                                 9,327             491
Aetna, Inc.                                                                                         2,581              91
Allergan, Inc.                                                                                      1,948             127
AmerisourceBergen Corp.                                                                             1,476              43
Amgen, Inc.(2)                                                                                      5,777             345
Bard (C.R.), Inc.                                                                                     500              43
Baxter International, Inc.                                                                          3,727             217
Becton, Dickinson & Co.                                                                             1,495             118

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
HEALTH CARE -- (CONTINUED)
Biogen Idec, Inc.(2)                                                                                1,515       $      87
Boston Scientific Corp.(2)                                                                          9,603              69
Bristol-Myers Squibb Co.                                                                           10,475             280
Cardinal Health, Inc.                                                                               2,171              78
CareFusion Corp.(2)                                                                                 1,303              34
Celgene Corp.(2)                                                                                    2,813             174
Cephalon, Inc.(2)                                                                                     557              38
CIGNA Corp.                                                                                         1,735              64
Coventry Health Care, Inc.(2)                                                                         666              16
DaVita, Inc.(2)                                                                                       631              40
DENTSPLY International, Inc.                                                                          813              28
Eli Lilly & Co.                                                                                     6,254             227
Express Scripts, Inc.(2)                                                                            1,609             164
Forest Laboratories, Inc.(2)                                                                        1,976              62
Genzyme Corp.(2)                                                                                    1,511              78
Gilead Sciences, Inc.(2)                                                                            5,367             244
Hospira, Inc.(2)                                                                                      997              57
Humana, Inc.(2)                                                                                     1,000              47
Intuitive Surgical, Inc.(2)                                                                           240              84
Johnson & Johnson                                                                                  16,432           1,071
King Pharmaceuticals, Inc.(2)                                                                       2,005              24
Laboratory Corp. of America Holdings(2)                                                               708              54
Life Technologies Corp.(2)                                                                          1,108              58
McKesson Corp.                                                                                      1,535             101
Medco Health Solutions, Inc.(2)                                                                     2,815             182
Medtronic, Inc.                                                                                     6,615             298
Merck & Co., Inc.                                                                                  18,803             702
Millipore Corp.(2)                                                                                    396              42
Mylan, Inc.(2)                                                                                      1,675              38
Patterson Cos., Inc.                                                                                  742              23
PerkinElmer, Inc.                                                                                     961              23
Pfizer, Inc.                                                                                       48,100             825
Quest Diagnostics, Inc.                                                                               933              54
St. Jude Medical, Inc.(2)                                                                           1,795              74
Stryker Corp.                                                                                       1,772             101
Tenet Healthcare Corp.(2)                                                                           3,377              19
Thermo Fisher Scientific, Inc.(2)                                                                   2,368             122
UnitedHealth Group, Inc.                                                                            6,901             225
Varian Medical Systems, Inc.(2)                                                                       687              38
Waters Corp.(2)                                                                                       577              39
Watson Pharmaceuticals, Inc.(2)                                                                       514              22
WellPoint, Inc.(2)                                                                                  2,570             165
Zimmer Holdings, Inc.(2)                                                                            1,303              77
                                                                                                                ---------
                                                                                                                    7,723
                                                                                                                ---------

INDUSTRIALS -- 10.4%
3M Co.                                                                                              4,198             351
Avery Dennison Corp.                                                                                  865              32
Boeing Co. (The)                                                                                    4,634             336
Caterpillar, Inc.                                                                                   3,696             232
Cintas Corp.                                                                                        1,014              28
CSX Corp.                                                                                           2,429             124
Cummins, Inc.                                                                                       1,302              81
Danaher Corp.                                                                                       1,642             131
Deere & Co.                                                                                         2,592             154
Donnelley (R.R.) & Sons Co.                                                                         1,055              23
Dover Corp.                                                                                         1,182              55
Dun & Bradstreet Corp.                                                                                274              20
Eaton Corp.                                                                                         1,078              82
Emerson Electric Co.                                                                                4,464             225
Equifax, Inc.                                                                                         581              21
Expeditors International of Washington, Inc.                                                        1,427              53
Fastenal Co.                                                                                          705              34
FedEx Corp.                                                                                         1,936             181
First Solar, Inc.(2)                                                                                  325              40
Flowserve Corp.                                                                                       318              35
Fluor Corp.                                                                                         1,212              56
General Dynamics Corp.                                                                              2,330             180
General Electric Co.                                                                               63,734           1,160
Goodrich Corp.                                                                                        772              54
Grainger (W.W.), Inc.                                                                                 376              41
Honeywell International, Inc.                                                                       4,449             201
Illinois Tool Works, Inc.                                                                           2,458             116
Iron Mountain, Inc.                                                                                   988              27
ITT Corp.                                                                                           1,218              65
Jacobs Engineering Group, Inc.(2)                                                                     717              32
L-3 Communications Holdings, Inc.                                                                     674              62
Lockheed Martin Corp.                                                                               1,873             156
Masco Corp.                                                                                         2,058              32
Norfolk Southern Corp.                                                                              2,107             118
Northrop Grumman Corp.                                                                              1,816             119
PACCAR, Inc.                                                                                        2,210              96
Pall Corp.                                                                                            584              24
Parker Hannifin Corp.                                                                                 870              56
Pitney Bowes, Inc.                                                                                  1,122              27
Precision Castparts Corp.                                                                             840             106

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
INDUSTRIALS -- (CONTINUED)
Quanta Services, Inc.(2)                                                                            1,410       $      27
Raytheon Co.                                                                                        2,362             135
Republic Services, Inc.                                                                             2,118              61
Robert Half International, Inc.                                                                       794              24
Robinson (C.H.) Worldwide, Inc.                                                                       937              52
Rockwell Automation, Inc.                                                                             849              48
Rockwell Collins, Inc.                                                                              1,022              64
Roper Industries, Inc.                                                                                599              35
Ryder System, Inc.                                                                                    452              18
Snap-On, Inc.                                                                                         467              20
Southwest Airlines Co.                                                                              4,424              59
Stericycle, Inc.(2)                                                                                   441              24
Textron, Inc.                                                                                       1,358              29
Union Pacific Corp.                                                                                 2,988             219
United Parcel Service, Inc. Class B                                                                 5,953             383
United Technologies Corp.                                                                           5,539             408
Waste Management, Inc.                                                                              2,806              97
                                                                                                                ---------
                                                                                                                    6,669
                                                                                                                ---------

INFORMATION TECHNOLOGY -- 18.7%
Adobe Systems, Inc.(2)                                                                              3,281             116
Advanced Micro Devices, Inc.(2)                                                                     2,705              25
Agilent Technologies, Inc.(2)                                                                       2,157              74
Akamai Technologies, Inc.(2)                                                                          867              27
Altera Corp.                                                                                        1,741              42
Amphenol Corp. Class A                                                                              1,122              47
Analog Devices, Inc.                                                                                1,876              54
Apple, Inc.(2)                                                                                      5,418           1,273
Applied Materials, Inc.                                                                             8,569             116
Autodesk, Inc.(2)                                                                                   1,343              40
Automatic Data Processing, Inc.                                                                     3,174             141
BMC Software, Inc.(2)                                                                               1,230              47
Broadcom Corp. Class A                                                                              2,436              81
CA, Inc.                                                                                            2,592              61
Cisco Systems, Inc.(2)                                                                             34,148             889
Citrix Systems, Inc.(2)                                                                             1,121              53
Cognizant Technology Solutions Corp. Class A(2)                                                     1,927              98
Computer Sciences Corp.(2)                                                                            967              53
Compuware Corp.(2)                                                                                  2,005              17
Corning, Inc.                                                                                       9,685             196
Dell, Inc.(2)                                                                                      10,055             151
eBay, Inc.(2)                                                                                       6,784             183
Electronic Arts, Inc.(2)                                                                            2,084              39
EMC Corp.(2)                                                                                       12,421             224
Fidelity National Information Services, Inc.                                                        1,817              43
Fiserv, Inc.(2)                                                                                       791              40
FLIR Systems, Inc.(2)                                                                               1,129              32
Google, Inc. Class A(2)                                                                             1,461             828
Harris Corp.                                                                                          731              35
Hewlett-Packard Co.                                                                                14,019             745
Intel Corp.                                                                                        33,463             745
International Business Machines Corp.                                                               7,852           1,007
Intuit, Inc.(2)                                                                                     1,781              61
Jabil Circuit, Inc.                                                                                   835              14
JDS Uniphase Corp.(2)                                                                               1,789              22
Juniper Networks, Inc.(2)                                                                           3,051              94
KLA-Tencor Corp.                                                                                      946              29
Lexmark International, Inc. Class A(2)                                                                638              23
Linear Technology Corp.                                                                             1,337              38
LSI Corp.(2)                                                                                        2,976              18
MasterCard, Inc. Class A                                                                              559             142
McAfee, Inc.(2)                                                                                       950              38
MEMC Electronic Materials, Inc.(2)                                                                  1,826              28
Microchip Technology, Inc.                                                                            999              28
Micron Technology, Inc.(2)                                                                          4,646              48
Microsoft Corp.                                                                                    45,615           1,335
Molex, Inc.                                                                                           684              14
Monster Worldwide, Inc.(2)                                                                          1,002              17
Motorola, Inc.(2)                                                                                  13,027              91
National Semiconductor Corp.                                                                        1,587              23
NetApp, Inc.(2)                                                                                     2,053              67
Novell, Inc.(2)                                                                                     2,809              17
Novellus Systems, Inc.(2)                                                                             795              20
NVIDIA Corp.(2)                                                                                     3,370              59
Oracle Corp.                                                                                       23,226             597
Paychex, Inc.                                                                                       2,128              65
QLogic Corp.(2)                                                                                     1,001              20
QUALCOMM, Inc.                                                                                     10,039             422
Red Hat, Inc.(2)                                                                                      937              27
SAIC, Inc.(2)                                                                                       1,550              27
Salesforce.com, Inc.(2)                                                                               620              46
SanDisk Corp.(2)                                                                                    1,203              42
Symantec Corp.(2)                                                                                   5,079              86
Tellabs, Inc.                                                                                       1,476              11
Teradata Corp.(2)                                                                                     972              28
Teradyne, Inc.(2)                                                                                   1,377              15
Texas Instruments, Inc.                                                                             7,402             181
Total System Services, Inc.                                                                         1,601              25

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
INFORMATION TECHNOLOGY -- (CONTINUED)
VeriSign, Inc.(2)                                                                                   1,151       $      30
Visa, Inc. Class A                                                                                  2,734             249
Western Digital Corp.(2)                                                                            1,291              50
Western Union Co. (The)                                                                             4,125              70
Xerox Corp.                                                                                         8,773              86
Xilinx, Inc.                                                                                        1,657              42
Yahoo!, Inc.(2)                                                                                     6,876             114
                                                                                                                ---------
                                                                                                                   11,981
                                                                                                                ---------

MATERIALS -- 3.4%
Air Products & Chemicals, Inc.                                                                      1,304              96
Airgas, Inc.                                                                                          559              36
AK Steel Holding Corp.                                                                                911              21
Alcoa, Inc.                                                                                         6,566              94
Allegheny Technologies, Inc.                                                                          491              27
Ball Corp.                                                                                            503              27
Bemis Co., Inc.                                                                                       811              23
CF Industries Holdings, Inc.                                                                          294              27
Cliffs Natural Resources, Inc.                                                                        710              50
Dow Chemical Co. (The)                                                                              6,771             200
Du Pont (E.I.) de Nemours & Co.                                                                     5,563             207
Eastman Chemical Co.                                                                                  371              24
Ecolab, Inc.                                                                                        1,465              64
FMC Corp.                                                                                             501              30
Freeport-McMoRan Copper & Gold, Inc.                                                                2,507             209
International Flavors & Fragrances, Inc.                                                              336              16
International Paper Co.                                                                             2,686              66
MeadWestvaco Corp.                                                                                    901              23
Monsanto Co.                                                                                        3,272             234
Newmont Mining Corp.                                                                                3,024             154
Nucor Corp.                                                                                         1,967              89
Owens-Illinois, Inc.(2)                                                                               988              35
Pactiv Corp.(2)                                                                                       543              14
PPG Industries, Inc.                                                                                1,101              72
Praxair, Inc.                                                                                       1,794             149
Sealed Air Corp.                                                                                      668              14
Sigma-Aldrich Corp.                                                                                   782              42
Titanium Metals Corp.(2)                                                                              692              12
United States Steel Corp.                                                                             946              60
Vulcan Materials Co.                                                                                  896              42
Weyerhaeuser Co.                                                                                    1,128              51
                                                                                                                ---------
                                                                                                                    2,208
                                                                                                                ---------

TELECOMMUNICATION SERVICES -- 2.8%
American Tower Corp. Class A(2)                                                                     2,475             105
AT&T, Inc.                                                                                         35,689             922
CenturyTel, Inc.                                                                                    1,687              60
Frontier Communications Corp.                                                                       2,533              19
MetroPCS Communications, Inc.(2)                                                                    1,353              10
Qwest Communications International, Inc.                                                            8,900              46
Sprint Nextel Corp.(2)                                                                             16,901              64
Verizon Communications, Inc.                                                                       17,125             531
Windstream Corp.                                                                                    2,341              26
                                                                                                                ---------
                                                                                                                    1,783
                                                                                                                ---------

UTILITIES -- 3.4%
AES Corp. (The)(2)                                                                                  4,282              47
Allegheny Energy, Inc.                                                                                825              19
Ameren Corp.                                                                                        1,246              32
American Electric Power Co., Inc.                                                                   2,736              94
CenterPoint Energy, Inc.                                                                            1,923              28
CMS Energy Corp.                                                                                    1,010              16
Consolidated Edison, Inc.                                                                           1,646              73
Constellation Energy Group, Inc.                                                                    1,080              38
Dominion Resources, Inc.                                                                            3,752             154
DTE Energy Co.                                                                                        980              44
Duke Energy Corp.                                                                                   8,033             131
Edison International                                                                                1,919              66
Entergy Corp.                                                                                       1,211              99
EQT Corp.                                                                                             756              31
Exelon Corp.                                                                                        3,888             170
FirstEnergy Corp.                                                                                   1,672              65
FPL Group, Inc.                                                                                     2,352             114
Integrys Energy Group, Inc.                                                                           333              16
Nicor, Inc.                                                                                           368              15
NiSource, Inc.                                                                                      1,392              22
Northeast Utilities                                                                                 1,197              33
NRG Energy, Inc.(2)                                                                                 1,631              34
ONEOK, Inc.                                                                                           643              29
Pepco Holdings, Inc.                                                                                  997              17
PG&E Corp.                                                                                          2,348             100
Pinnacle West Capital Corp.                                                                           466              18
PPL Corp.                                                                                           2,272              63
Progress Energy, Inc.                                                                               1,842              72
Public Service Enterprise Group, Inc.                                                               3,099              91
Questar Corp.                                                                                       1,045              45
SCANA Corp.                                                                                           546              21
Sempra Energy                                                                                       1,483              74

                     See Notes to Schedules of Investments

          PHOENIX EQUITY 500 INDEX SERIES (FORMERLY PHOENIX-VAN KAMPEN
                            EQUITY 500 INDEX SERIES)
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                                  SHARES          VALUE
                                                                                                 --------       ---------
UTILITIES -- (CONTINUED)
Southern Co. (The)                                                                                  5,115       $     170
TECO Energy, Inc.                                                                                     950              15
Wisconsin Energy Corp.                                                                                675              33
Xcel Energy, Inc.                                                                                   3,023              64
                                                                                                                ---------
                                                                                                                    2,153
-------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $51,790)                                                                                          63,421
-------------------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS -- 99.0%
(IDENTIFIED COST $51,790)                                                                                          63,421
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%

MONEY MARKET MUTUAL FUNDS -- 1.0%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.070%)            621,173             621
-------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $621)                                                                                                621
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
(IDENTIFIED COST $52,411)                                                                                          64,042(1)
                                                                                                                ---------

Other Assets and Liabilities -- 0.0%                                                                                   23
                                                                                                                ---------
NET ASSETS -- 100.0%                                                                                            $  64,065
                                                                                                                =========

Refer to Footnote Legend

ABBREVIATIONS:

REIT    Real Estate Investment Trust

At March 31, 2010, the Series had entered into futures contracts as follows:

                                                                                 Value of         Market          Unrealized
                                                                 Number of       Contracts       Value of        Appreciation
                                            Expiration Date      Contracts      When Opened      Contracts      (Depreciation)
                                            ---------------      ---------      -----------      ---------      --------------
S&P 500 E-Mini Future                               June 10             12      $       691      $     699      $            8
                                                                                                                --------------
                                                                                                                $            8
                                                                                                                --------------

                     See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund's net assets as of March 31, 2010 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

                                                          TOTAL VALUE AT
                                                            MARCH 31,              LEVEL 1
INVESTMENT IN SECURITIES:                                      2010             QUOTED PRICES
---------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                          $       63,421        $      63,421
   Short-Term Investments                                            621                  621
Total Investments                                                 64,042               64,042
Other Financial Instruments:
   Futures Contracts (1)                                               8                    8

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

(1)  Valued  at  the  unrealized  appreciation (depreciation) on the investment.

                     See Notes to Schedules of Investments

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED)

NOTE  1--SIGNIFICANT  ACCOUNTING  POLICIES:

The following is a summary of significant accounting policies consistently followed by the Phoenix Edge Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

The series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

- Level 1 - quoted prices in active markets for identical securities

- Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - prices determined using significant unobservable inputs (including the series own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the series fair value foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Other information regarding each Series is available in the Fund's most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the series' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a series uses derivatives, how derivatives are accounted for, and how derivative instruments affect series results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Series as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equals to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions.

The Series enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. At March 31, 2010, there were no open forward currency contracts

Futures Contracts: A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, the series is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation

Other information regarding each Series is available in the Fund's most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED) (CONTINUED)

margin and are recorded by the series for financial statement purposes on a daily basis as unrealized gains or losses. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at which it was closed is realized. This is presented in the Statement of Operations as net realized gain (loss) on futures contracts. The Series enter into futures contract as a hedge against anticipated changes in the market value of their portfolio securities. The potential risk to the series is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

The Equity 500 Index Series (the "Series") purchases and sells stock index futures ("futures contracts") to simulate full investment in the S&P 500 Index while retaining a cash balance for the fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Series bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For open futures contracts as of March 31, 2010, see the Schedule of Investments, which is also indicative of activity for the period ended March 31, 2010.


NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each series' Schedule of Investments, where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. At March 31, 2010, the series did not hold any restricted securities.

NOTE 3 -- FEDERAL INCOME TAX INFORMATION
($ REPORTED IN THOUSANDS)

At March 31, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each series were as follows:

                                                                                                             NET
                                                                                                          UNREALIZED
                                                              FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
SERIES                                                       TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
-----------------------------------------------------------  ---------  -------------  ---------------  --------------
Phoenix Capital Growth Series                                $ 191,468  $      46,272  $       (3,804)  $       42,468

Phoenix Comstock Series                                         40,701          8,135          (2,052)           6,083
Phoenix Dynamic Asset Allocation  Series:
Aggressive Growth                                               16,870          4,267            (690)           3,577
Phoenix Dynamic Asset Allocation  Series:
Growth                                                          30,006          6,852          (1,170)           5,682

Other information regarding each Series is available in the Fund's most recent Report to Shareholders.

THE PHOENIX EDGE SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2010 (UNAUDITED) (CONTINUED)

Phoenix Dynamic Asset Allocation  Series:
Moderate                                                        31,348          4,873          (1,014)           3,859
Phoenix Dynamic Asset Allocation  Series:
Moderate Growth                                                 28,855          4,799            (881)           3,918

Phoenix Equity 500 Index Series                                 52,411         17,584          (5,953)          11,631

Phoenix Growth and Income Series                                67,896         23,214            (827)          22,387

Phoenix Mid-Cap Growth Series                                   39,858         11,341            (127)          11,214

Phoenix- Mid-Cap Value Series                                   87,423         26,461            (211)          26,250

Phoenix Multi-Sector Fixed Income Series                       192,782         17,643          (6,165)          11,478

Phoenix Multi-Sector Short Term Bond Series                     33,109          2,343          (1,357)             986

Phoenix Small-Cap Growth Series                                 21,090          5,616             (86)           5,530

Phoenix Small-Cap Value Series                                  33,298          6,784            (303)           6,481

Phoenix Strategic Allocation Series                            144,750         26,980          (3,290)          23,690

Phoenix-Aberdeen International Series                          313,089         99,012          (6,698)          92,314

Phoenix-Duff & Phelps Real Estate Securities Series             76,798         39,694            (675)          39,019

NOTE 4 -- SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

Other information regarding each Series is available in the Fund's most recent Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Phoenix Edge Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 26, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip K. Polkinghorn
                         -------------------------------------------------------
                           Philip K. Polkinghorn, President
                           (principal executive officer)

Date                       May 26, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Senior Vice President,
                           Chief Financial Officer, Treasurer and Principal Accounting Officer
                           (principal financial officer)

Date                       May 26, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.